File No. 2-86008
                                                                        811-3828


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|

         Pre-Effective Amendment No. __                                    |_|


         Post-Effective Amendment No.  37                                  |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|


         Amendment No.  36                                                 |X|


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                      SELIGMAN MUNICIPAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

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                          LAWRENCE P. VOGEL, Treasurer

                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

              It is proposed that this filing will become effective
                          (check the appropriate box).

|_| immediately upon filing pursuant to paragraph (b)        |_| on (date) pursuant to paragraph (a)(1)


|X| on January 29, 2001 pursuant to paragraph (b)            |_| 60 days after filing pursuant to paragraph (a)(1)


|_| 75 days after filing pursuant to paragraph (a)(2)        |_| on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                        SELIGMAN
                                                                 ---------------
                                                                 MUNICIPAL FUNDS


                                                         SELIGMAN MUNICIPAL FUND
                                                                    SERIES, INC.

                                                              SELIGMAN MUNICIPAL
                                                                    SERIES TRUST

                                                             SELIGMAN NEW JERSEY
                                                            MUNICIPAL FUND, INC.

                                                           SELIGMAN PENNSYLVANIA
                                                           MUNICIPAL FUND SERIES


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

MUNI-1 2/2001


                                     [PHOTO]



                                   PROSPECTUS

                                FEBRUARY 1, 2001

                                ----------------


                                     Seeking

                                     Income

                                   Exempt From

                                     Regular

                                   Income Tax



                                   managed by
                                     [LOGO]

                              J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents


The Funds

A discussion of the investment strategies, risks, performance and expenses of the Funds.

         Overview of the Funds    1

         National Fund    4

         California High-Yield Fund    6

         California Quality Fund    8

         Colorado Fund    10

         Florida Fund    12

         Georgia Fund    14

         Louisiana Fund    16

         Maryland Fund    18

         Massachusetts Fund    20

         Michigan Fund    22

         Minnesota Fund    24

         Missouri Fund    26

         New Jersey Fund    28

         New York Fund    30

         North Carolina Fund    32

         Ohio Fund    34

         Oregon Fund    36

         Pennsylvania Fund    38

         South Carolina Fund    40

         Management of the Funds    42


Shareholder Information

         Deciding Which Class of Shares to Buy    43

         Pricing of Fund Shares    45

         Opening Your Account    45

         How to Buy Additional Shares   46

         How to Exchange Shares Among the Seligman Mutual Funds    46

         How to Sell Shares    47

         Important Policies That May Affect Your Account    48

         Dividends and Capital Gain Distributions    49

         Taxes    49


Financial Highlights    50

How to Contact Us    60

For More Information    back cover




TIMES CHANGE ... VALUES ENDURE

The Funds

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series offers the following 13 series:

National Fund       Massachusetts Fund    New York Fund
Colorado Fund       Michigan Fund         Ohio Fund
Georgia Fund        Minnesota Fund        Oregon Fund
Louisiana Fund      Missouri Fund         South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four series:

California High-Yield Fund      Florida Fund
California Quality Fund         North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES

Each Fund has its own investment objective(s). You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objective(s).

PRINCIPAL INVESTMENT STRATEGIES

Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.

Alternative Minimum Tax (AMT):
A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.


Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.


The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its objective(s).

PRINCIPAL RISKS

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of a Fund's portfolio holdings, as described below:

     Interest rate risk. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, the Fund's net asset value per share should rise.

     Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

     Declining interest rates increase the risk that portfolio holdings that contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

     Credit risk. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

     The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

     Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

     Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes of shares due to their different fees and expenses.

FEES AND EXPENSES

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.


                    Discussions of each Fund begin on page 4.

NATIONAL FUND

INVESTMENT OBJECTIVE

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In respect of the National Fund's risks, please refer to the "Principal Risks" section on pages 2 and 3 of this Prospectus.

NATIONAL FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.47%
                               92 .......  7.88%
                               93 ....... 14.10%
                               94 ....... -9.95%
                               95 ....... 20.10%
                               96 .......  3.33%
                               97 ....... 10.38%
                               98 .......  5.66%
                               99 ....... -5.90%
                               00 ....... 12.62%


Best calendar quarter return:   8.25% - quarter ended 3/31/95.
Worst calendar quarter return: -8.20% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C        CLASS D
                                                  SINCE          SINCE
                      ONE      FIVE     TEN     INCEPTION     INCEPTION
                      YEAR     YEARS    YEARS     5/27/99        2/1/94
                     ------   -------  -------   ---------      ------
Class A               6.99%    4.10%    6.13%        --             --
Class C               9.29      n/a      n/a       2.18%            --
Class D              10.32     4.16      n/a         --           3.70%
Lehman Brothers
  Municipal Bond
  Index           11.70     5.84     7.32       5.47(1)        5.66(2)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.



FEES AND EXPENSES

Shareholder Fees                     Class A   Class C   Class D
----------------                     -------   -------   -------
Maximum Sales Charge (Load)..........   4.75%         2%         1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%       None
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    purchase price or current
    net asset value, whichever is
    less)............................    none(1)     1%         1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%        .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%       1.00%
Other Expenses.......................    .27%       .27%       .27%
                                        -----     ------     ------
Total Annual Fund Operating Expenses.    .87%      1.77%      1.77%
                                        =====     ======     ======


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

             1 Year     3 Years     5 Years     10 Years
             ------     -------     -------     --------
Class A        $560        $739      $  934      $1,497
Class C         377         652       1,050       2,163
Class D         280         557         959       2,084

If you did not sell your shares at the end of each period, your expenses would be:


             1 Year     3 Years     5 Years     10 Years
             ------     -------     -------     --------
Class A        $560        $739      $  934      $1,497
Class C         278         652       1,050       2,163
Class D         180         557         959       2,084

CALIFORNIA HIGH-YIELD FUND

INVESTMENT OBJECTIVE

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California High-Yield Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.


o Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

CALIFORNIA HIGH-YIELD FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.48%
                               92 .......  9.53%
                               93 .......  9.91%
                               94 ....... -2.79%
                               95 ....... 14.55%
                               96 .......  5.52%
                               97 .......  8.72%
                               98 .......  6.18%
                               99 ....... -5.26%
                               00 ....... 14.40%


Best calendar quarter return:   6.48% - quarter ended 3/31/95.
Worst calendar quarter return: -2.34% - quarter ended 12/31/99.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                        ONE     FIVE      TEN    INCEPTION    INCEPTION
                       YEAR     YEARS    YEARS    5/27/99      2/1/94
                      -----     -----    -----    -------      ------

Class A                8.93%    4.68%    6.42%       --           --
Class C               11.26      n/a      n/a      3.10%          --
Class D               12.38     4.73      n/a        --         4.60%
  Lehman Brothers
  Municipal Bond
  Index               11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

*    Amounts do not reflect the effect of the voluntary expense reimbursement.




Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your Expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        282        664      1,070       2,205
Class D        184        569        980       2,127

CALIFORNIA QUALITY FUND

INVESTMENT OBJECTIVE

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California Quality Fund uses the following investment strategies to pursue its investment objective:


The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's Investors Service (Moody's) (Aaa, Aa, or A) or Standard & Poor's Ratings Services (S&P) (AAA, AA, or A) on the date of purchase.


The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California Quality Fund is subject to the following risk:

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

CALIFORNIA QUALITY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.22%
                               92 .......  8.49%
                               93 ....... 12.61%
                               94 ....... -8.30%
                               95 ....... 19.79%
                               96 .......  3.91%
                               97 .......  8.80%
                               98 .......  6.26%
                               99 ....... -6.10%
                               00 ....... 16.27%


Best calendar quarter return:   8.97% - quarter ended 3/31/95.
Worst calendar quarter return: -6.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                        ONE     FIVE      TEN    INCEPTION    INCEPTION
                       YEAR     YEARS    YEARS    5/27/99      2/1/94
                      ------    -----    -----    -------      ------

Class A               10.67%    4.54%    6.43%      --           --
Class C               13.32      n/a      n/a      4.28%         --
Class D               14.43     4.66      n/a       --          4.27%
  Lehman Brothers
  Municipal Bond
  Index                11.70     5.84     7.32      5.47(1)     5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .27%       .27%    .27%
                                        -----      -----   -----

Total Annual Fund Operating Expenses.    .87%      1.77%   1.77%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        377         652       1,050        2,163
Class D        280         557         959        2,084

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        278         652       1,050        2,163
Class D        180         557         959        2,084

COLORADO FUND

INVESTMENT OBJECTIVES

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Colorado Fund uses the following investment strategies to pursue its investment objectives:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Colorado Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Colorado issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o A downturn in the national and world economy, particularly in the technology sector, has the potential to dramatically affect Colorado's economy.

o Colorado's constitution imposes strict limitations on government revenue, debt, and spending. The relevant consitutional provisions are extremely complicated. They make governmental budgeting and finance decisions difficult. In addition, because the Colorado legislature has chosen to refund the state's surplus in arrears, that is, out of the next fiscal year's revenues, a substantial decline in state revenues could leave the state with inadequate revenues to pay both current year obligations and these prior year refunds.

COLORADO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 .......  9.40%
                               92 .......  7.67%
                               93 ....... 11.11%
                               94 ....... -5.13%
                               95 ....... 13.96%
                               96 .......  3.39%
                               97 .......  7.52%
                               98 .......  5.80%
                               99 ....... -5.26%
                               00 ....... 12.92%


Best calendar quarter return:   6.34% - quarter ended 3/31/95.
Worst calendar quarter return: -4.87% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             7.55%    3.69%    5.43%           --           --
Class C             9.80      n/a      n/a          2.38%          --
Class D            10.93     3.76      n/a            --         3.38%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        282        664      1,070       2,205
Class D        184        569        980       2,127

FLORIDA FUND

INVESTMENT OBJECTIVE

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Florida Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Florida issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

o Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

FLORIDA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.62%
                               92 .......  9.07%
                               93 ....... 13.52%
                               94 ....... -5.52%
                               95 ....... 16.67%
                               96 .......  2.76%
                               97 .......  9.33%
                               98 .......  5.67%
                               99 ....... -4.89%
                               00 ....... 14.41%


Best calendar quarter return:   7.00% - quarter ended 3/31/95.
Worst calendar quarter return: -5.99% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             8.94%    4.27%    6.40%         --           --
Class C            11.67      n/a      n/a        3.86%          --
Class D            12.76     4.52      n/a          --         4.33%
  Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .34%       .34%    .34%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.09%      1.84%   1.84%
                                        =====      =====   =====



(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $581       $805     $1,047      $1,741
Class C        384        673      1,086       2,237
Class D        287        579        995       2,159

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $581       $805     $1,047      $1,741
Class C        285        673      1,086       2,237
Class D        187        579        995       2,159

GEORGIA FUND

INVESTMENT OBJECTIVES

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Georgia Fund uses the following investment strategies to pursue its investment objectives:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Georgia Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Georgia issuers, its performance may be affected by local, state, and regional factors. These may include state or local policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, and transportation industries, as these industries, along with government, comprise the largest sources of employment within the State.

GEORGIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.97%
                               92 .......  9.00%
                               93 ....... 12.21%
                               94 ....... -7.64%
                               95 ....... 19.16%
                               96 .......  3.86%
                               97 .......  9.02%
                               98 .......  5.94%
                               99 ....... -5.04%
                               00 ....... 13.49%


Best calendar quarter return:   7.71% - quarter ended 3/31/95.
Worst calendar quarter return: -6.83% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                 SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             8.03%    4.25%    6.28%           --          --
Class C            10.41      n/a      n/a          2.90%         --
Class D            11.46     4.32      n/a            --        4.15%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)     5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A          Class C         Class D
-----------------                      ---------        -------         -------
Maximum Sales Charge (Load)........      4.75%             2%              1%
 Maximum Sales Charge (Load) on
   Purchases (as a % of offering
   price)..........................      4.75%(1)          1%            none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    purchase price or current
    net asset value, whichever is
    less)..........................       none(1)          1%              1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees....................       .50%           .50%            .50%
Distribution and/or
   Service (12b-1) Fees............       .10%          1.00%           1.00%
Other Expenses.....................       .31%           .31%            .31%
                                        ------        -------          ------
Total Annual Fund Operating Expenses.     .91%          1.81%           1.81%
                                        ======        =======          ======


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $563        $751      $  955       $1,541
Class C        381         664       1,070        2,205
Class D        284         569         980        2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $563        $751      $  955       $1,541
Class C        282         664       1,070        2,205
Class D        184         569         980        2,127

LOUISIANA FUND

INVESTMENT OBJECTIVES

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Louisiana Fund uses the following investment strategies to pursue its investment objectives:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Louisiana Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

LOUISIANA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.38%
                               92 .......  7.83%
                               93 ....... 11.45%
                               94 ....... -5.89%
                               95 ....... 17.10%
                               96 .......  3.49%
                               97 .......  8.45%
                               98 .......  5.93%
                               99 ....... -4.62%
                               00 ....... 12.70%


Best calendar quarter return:   6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -5.38% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C       CLASS D
                                                SINCE         SINCE
                      ONE     FIVE      TEN    INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS    5/27/99      2/1/94
                     ----     -----    -----    -------      ------

Class A             7.29%    4.01%    6.04%         --           --
Class C             9.52      n/a      n/a        2.90%          --
Class D            10.68     4.11      n/a          --         3.95%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .28%       .28%    .28%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .88%      1.78%   1.78%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $561       $742     $  939      $1,508
Class C        378        655      1,055       2,174
Class D        281        560        964       2,095

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $561       $742     $  939      $1,508
Class C        279        655      1,055       2,174
Class D        181        560        964       2,095

MARYLAND FUND

INVESTMENT OBJECTIVES

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Maryland Fund uses the following investment strategies to pursue its investment objectives:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Maryland Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Maryland issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.


o The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

MARYLAND FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.47%
                               92 .......  8.24%
                               93 ....... 11.93%
                               94 ....... -5.48%
                               95 ....... 16.84%
                               96 .......  3.66%
                               97 .......  8.09%
                               98 .......  5.85%
                               99 ....... -3.34%
                               00 ....... 11.25%


Best calendar quarter return:   6.96% - quarter ended 3/31/95.
Worst calendar quarter return: -5.29% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                 SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99      2/1/94
                      ----    -----    -----     -------      ------

Class A             5.94%    3.96%    6.03%           --           --
Class C             8.11      n/a      n/a          2.71%          --
Class D             9.25     4.04      n/a            --         3.94%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Year     5 Year    10 Years
           --------   ------     -------   ---------
Class A       $563       $751    $  955      $1,541
Class C        282        664     1,070       2,205
Class D        184        569       980       2,127

MASSACHUSETTS FUND

INVESTMENT OBJECTIVES

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Massachusetts Fund uses the following investment strategies to pursue its investment objectives:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Massachusetts Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

MASSACHUSETTS FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 12.97%
                               92 .......  9.08%
                               93 ....... 11.52%
                               94 ....... -4.43%
                               95 ....... 15.20%
                               96 .......  4.14%
                               97 .......  8.68%
                               98 .......  6.55%
                               99 ....... -6.73%
                               00 ....... 15.20%


Best calendar quarter return:   6.44% - quarter ended 3/31/95.
Worst calendar quarter return: -4.69% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             9.69%    4.30%    6.45%         --           --
Class C            12.05      n/a      n/a          3.01%        --
Class D            13.14     4.36      n/a          --           4.11%
Lehman Brothers
   Municipal Bond
   Index           11.70     5.84     7.32         5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance. (1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .26%       .26%    .26%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .86%      1.76%   1.76%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        376        649      1,045       2,152
Class D        279        554        954       2,073

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        277        649      1,045       2,152
Class D        179        554        954       2,073

MICHIGAN FUND

INVESTMENT OBJECTIVES

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Michigan Fund uses the following investment strategies to pursue its investment objectives:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Michigan Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Michigan issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries may adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

MICHIGAN FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 12.01%
                               92 .......  9.31%
                               93 ....... 11.48%
                               94 ....... -4.84%
                               95 ....... 15.78%
                               96 .......  3.74%
                               97 .......  8.73%
                               98 .......  6.12%
                               99 ....... -3.80%
                               00 ....... 12.89%


Best calendar quarter return: 6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -4.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99       2/1/94
                      ----    -----    -----     -------       ------

Class A               7.54%    4.37%    6.42%        --           --
Class C               9.78      n/a      n/a       3.49%
Class D              10.90     4.44      n/a         --         4.15%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .24%       .24%    .24%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.74%   1.74%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        374         643       1,034        2,131
Class D        277         548         944        2,052

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        275         643       1,034        2,131
Class D        177         548         944        2,052

MINNESOTA FUND

INVESTMENT OBJECTIVES

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Minnesota Fund uses the following investment strategies to pursue its investment objectives:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Minnesota Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.


o The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. However, the State has experienced budget surpluses in recent years, and reserves and other institutional controls are in place that have allowed State officials to successfully manage revenue variations.

MINNESOTA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 .......  7.53%
                               92 .......  7.67%
                               93 ....... 13.49%
                               94 ....... -2.54%
                               95 ....... 11.41%
                               96 .......  3.39%
                               97 .......  7.02%
                               98 .......  6.21%
                               99 ....... -4.15%
                               00 ....... 12.34%


Best calendar quarter return: 5.04% - quarter ended 3/31/95.
Worst calendar quarter return: -3.23% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C       CLASS D
                                                SINCE         SINCE
                    ONE      FIVE     TEN     INCEPTION    INCEPTION
                    YEAR     YEARS    YEARS     5/27/99      2/1/94
                    ----     -----    -----     -------      ------

Class A             6.93%    3.81%    5.58%         --           --
Class C             9.27      n/a      n/a        2.82%          --
Class D            10.34     3.88      n/a          --         3.58%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .27%       .27%    .27%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.77%   1.77%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        377         652       1,050        2,163
Class D        280         557         959        2,084

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        278         652       1,050        2,163
Class D        180         557         959        2,084

MISSOURI FUND

INVESTMENT OBJECTIVES

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Missouri Fund uses the following investment strategies to pursue its investment objectives:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Missouri Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Missouri issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Defense-related business and agriculture play an important role in Missouri's economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

MISSOURI FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.37%
                               92 .......  7.25%
                               93 ....... 11.40%
                               94 ....... -6.32%
                               95 ....... 16.95%
                               96 .......  3.71%
                               97 .......  8.08%
                               98 .......  5.77%
                               99 ....... -5.59%
                               00 ....... 15.18%


Best calendar quarter return:   7.31% - quarter ended 3/31/95.
Worst calendar quarter return: -6.11% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A              9.73%    4.20%    6.00%         --           --
Class C             12.07      n/a      n/a        3.69%          --
Class D             13.18     4.27      n/a          --         3.95%
Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .33%       .33%    .33%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .93%      1.83%   1.83%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year      3 Years     5 Years      10 Years
            ------      -------     -------      --------

Class A       $565       $757       $  965       $1,564
Class C        383        670        1,080        2,226
Class D        286        576          990        2,148

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years      5 Years      10 Years
            ------     -------      -------      --------

Class A       $565       $757       $  965       $1,564
Class C        284        670        1,080        2,226
Class D        186        576          990        2,148

NEW JERSEY FUND

INVESTMENT OBJECTIVE

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New Jersey Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

NEW JERSEY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.04%
                               92 .......  8.99%
                               93 ....... 12.37%
                               94 ....... -6.15%
                               95 ....... 15.57%
                               96 .......  3.40%
                               97 .......  8.93%
                               98 .......  6.00%
                               99 ....... -5.58%
                               00 ....... 13.25%


Best calendar quarter return:   6.78% - quarter ended 3/31/95.
Worst calendar quarter return: -5.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR     YEARS    YEARS     5/27/99      2/1/94
                      ----     -----    -----     -------      ------

Class A              7.89%    3.99%    6.02%         --           --
Class C             10.17      n/a      n/a          2.54%        --
Class D             11.29     4.20      n/a          --           3.97%
  Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32         5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .37%       .37%    .37%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.12%      1.87%   1.87%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $584       $814     $1,063      $1,773
Class C        387        682      1,101       2,268
Class D        290        588      1,011       2,190

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $584       $814     $1,063      $1,773
Class C        288        682      1,101       2,268
Class D        190        588      1,011       2,190

NEW YORK FUND

INVESTMENT OBJECTIVES

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New York Fund uses the following investment strategies to pursue its investment objectives:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New York Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of New York issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

NEW YORK FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 13.53%
                               92 .......  9.31%
                               93 ....... 13.26%
                               94 ....... -7.93%
                               95 ....... 19.31%
                               96 .......  3.83%
                               97 ....... 10.04%
                               98 .......  6.86%
                               99 ....... -5.64%
                               00 ....... 15.00%


Best calendar quarter return:   8.13% - quarter ended 3/31/95.
Worst calendar quarter return: -6.61% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                  SINCE         SINCE
                      ONE     FIVE      TEN     INCEPTION     INCEPTION
                     YEAR     YEARS    YEARS     5/27/99        2/1/94
                     ----     -----    -----     -------        ------

Class A             9.56%    4.76%     6.89%        --             --
Class C            11.91      n/a       n/a       3.65%            --
Class D            13.11     4.83       n/a         --           4.43%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84      7.32       5.47(1)        5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .23%       .23%    .23%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .83%      1.73%   1.72%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $556        $727      $  914       $1,452
Class C        373         639       1,029        2,121
Class D        276         545         939        2,041

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $556        $727      $  914       $1,452
Class C        274         639       1,029        2,121
Class D        176         545         939        2,041

NORTH CAROLINA FUND

INVESTMENT OBJECTIVE

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the North Carolina Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o North Carolina's total expenditures for each fiscal period covered by the budget must not exceed total receipts during the period and the surplus in the State Treasury at the beginning of the period. While the State was successful in dealing with a substantial budget shortfall in its 1990-91 fiscal year, pressure on state revenues may recur in the future.

NORTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.63%
                               92 .......  8.15%
                               93 ....... 12.98%
                               94 ....... -7.35%
                               95 ....... 19.56%
                               96 .......  2.71%
                               97 .......  8.75%
                               98 .......  5.81%
                               99 ....... -5.02%
                               00 ....... 12.33%


Best calendar quarter return:   8.72% - quarter ended 3/31/95.
Worst calendar quarter return: -6.73% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                       ONE     FIVE      TEN     INCEPTION    INCEPTION
                       YEAR    YEARS    YEARS     5/27/99      2/1/94
                       ----    -----    -----     -------      ------

Class A              7.03%      3.74%    6.05%       --           --
Class C              9.30        n/a      n/a      2.55%          --
Class D             10.36       3.93      n/a        --         3.95%
Lehman Brothers
  Municipal Bond
  Index             11.70       5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .38%       .38%    .38%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.13%      1.88%   1.88%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $585       $817     $1,068      $1,784
Class C        388        685      1,106       2,279
Class D        291        591      1,016       2,201

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $585       $817     $1,068      $1,784
Class C        289        685      1,106       2,279
Class D        191        591      1,016       2,201

OHIO FUND

INVESTMENT OBJECTIVES

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Ohio Fund uses the following investment strategies to pursue its investment objectives:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Ohio Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Ohio issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

OHIO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.31%
                               92 .......  8.43%
                               93 ....... 11.64%
                               94 ....... -4.91%
                               95 ....... 115.23
                               96 .......  3.77%
                               97 .......  8.39%
                               98 .......  5.89%
                               99 ....... -4.65%
                               00 ....... 13.41%


Best calendar quarter return: 6.47% - quarter ended 3/31/95.
Worst class quarter return;  -4.89% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C       CLASS D
                                                   SINCE        SINCE
                       ONE     FIVE      TEN     INCEPTION    INCEPTION
                       YEAR    YEARS    YEARS     5/27/99      2/1/94
                       ----    -----    -----     -------      ------

Class A                8.00%    4.18%    6.12%       --           --
Class C               10.32      N/a      n/a      3.16%          --
Class D               11.36     4.25      n/a        --         4.02%
Lehman Brothers
   Municipal Bond
   Index              11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .24%       .24%    .24%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.74%   1.74%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.



Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        374         643       1,034        2,131
Class D        277         548         944        2,052

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        275         643       1,034        2,131
Class D        177         548         944        2,052

OREGON FUND

INVESTMENT OBJECTIVES

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Oregon Fund uses the following strategies to pursue its objectives:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Oregon Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Oregon issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Oregon's economy continues to be affected by the technology manufacturing, forest products, and agricultural industries, which have all declined in recent years due to declining exports to Asia.

OREGON FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.82%
                               92 .......  7.78%
                               93 ....... 10.90%
                               94 ....... -4.56%
                               95 ....... 14.55%
                               96 .......  3.81%
                               97 .......  9.05%
                               98 .......  6.09%
                               99 ....... -3.95%
                               00 ....... 12.56%


Best calendar quarter return:   6.15% - quarter ended 3/31/95.
Worst calendar quarter return: -4.48% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C     CLASS D
                                                SINCE       SINCE
                    ONE     FIVE      TEN     INCEPTION    INCEPTION
                    YEAR     YEARS    YEARS     5/27/99      2/1/94
                    ----     -----    -----     -------      ------

Class A              7.22%    4.34%    6.00%        --           --
Class C              9.66      n/a      n/a       3.07%          --
Class D             10.73     4.45      n/a         --         4.10%
Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .29%       .29%    .29%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .89%      1.79%   1.79%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $562       $745     $  945      $1,519
Class C        379        658      1,060       2,184
Class D        282        563        970       2,105

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $562       $745     $  945      $1,519
Class C        280        658      1,060       2,184
Class D        182        563        970       2,105

PENNSYLVANIA FUND

INVESTMENT OBJECTIVE

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Pennsylvania Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Pennsylvania and various of its political subdivisions, including the cities of Philadelphia, Pittsburgh and Scranton, have in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

PENNSYLVANIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.29%
                               92 .......  9.32%
                               93 ....... 12.91%
                               94 ....... -7.03%
                               95 ....... 18.01%
                               96 .......  3.44%
                               97 .......  8.70%
                               98 .......  6.14%
                               99 ....... -5.19%
                               00 ....... 12.98%


Best calendar quarter return:   7.59% - quarter ended 3/31/95.
Worst calendar quarter return: -6.40% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99      2/1/94
                      ----    -----    -----     -------      ------

Class A               7.61%    4.01%    6.26%       --           --
Class C              10.08      n/a      n/a      2.76%          --
Class D              10.84     4.18      n/a        --         3.96%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .53%       .53%    .53%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.28%      2.03%   2.03%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $599        $862      $1,144       $1,947
Class C        403         730       1,182        2,435
Class D        306         637       1,093        2,358

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $599        $862      $1,144       $1,947
Class C        304         730       1,182        2,435
Class D        206         637       1,093        2,358

SOUTH CAROLINA FUND

INVESTMENT OBJECTIVES

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The South Carolina Fund uses the following investment strategies to pursue its investment objectives:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the South Carolina Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of South Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years through June 30, 1993. These difficulties have not to date impacted the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

SOUTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.52%
                               92 .......  8.39%
                               93 ....... 11.71%
                               94 ....... -6.70%
                               95 ....... 17.65%
                               96 .......  3.93%
                               97 .......  8.72%
                               98 .......  5.73%
                               99 ....... -5.59%
                               00 ....... 14.65%


Best calendar quarter return:   7.23% - quarter ended 3/31/95.
Worst calendar quarter return: -6.18% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                  SINCE       SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR     YEARS    YEARS     5/27/99      2/1/94
                      ----     -----    -----     -------      ------

Class A               9.14%    4.26%    6.21%        --           --
Class C              11.41      n/a      n/a       3.31%          --
Class D              12.48     4.33      n/a         --         4.06%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .26%       .26%    .26%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .86%      1.76%   1.76%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        376        649      1,045       2,152
Class D        279        554        954       2,073

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        277        649      1,045       2,152
Class D        179        554        954       2,073

MANAGEMENT OF THE FUNDS


A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 21 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.3 billion in assets as of December 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2000, of approximately $11.2 billion.


Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of the Fund's average daily net assets.

Affiliates of Seligman:

Seligman Advisors, Inc.:
Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

Seligman Data Corp. (SDC):
Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost.


Portfolio Management

The Funds are managed by the Seligman Municipals Team, headed by Mr. Thomas G. Moles. Mr. Moles, a Managing Director of Seligman, has been Vice President and Portfolio Manager of the Funds since their inception. He is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

SHAREHOLDER INFORMATION

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

   o  The amount you plan to invest.

   o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

   o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

   o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.


Class A

    o Initial sales charge on Fund purchases, as set forth below:

                                                         Sales Charge     Regular Dealer
                                   Sales Charge             as a %           Discount
                                       as a %               of Net          as a % of
    Amount of your Investment    of Offering Price(1)   Amount Invested   Offering Price
    -------------------------    --------------------   ---------------   --------------
     Less than $ 50,000                4.75%                4.99%           4.25%
     $50,000 - $ 99,999                4.00                 4.17            3.50
     $100,000 - $249,999               3.50                 3.63            3.00
     $250,000 - $499,999               2.50                 2.56            2.25
     $500,000 - $999,999               2.00                 2.04            1.75
     $1,000,000 and over(2)            0.00                 0.00            0.00

 (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
 (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

    o Annual 12b-1 fee (for shareholder services) of up to 0.25%.

    o No sales charge on reinvested dividends or capital gain distributions.

    o Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.

 Class C

    o Initial sales charge on Fund purchases, as set forth below:

                                                          Sales Charge    Regular Dealer
                                      Sales Charge           as a %          Discount
                                          as a %             of Net         as a % of
     Amount of your Investment    of Offering Price(1)   Amount Invested   Offering Price
     -------------------------    --------------------   ---------------   --------------
     Less than $100,000                   1.00%             1.01%           1.00%
     $100,000 - $249,999                  0.50              0.50            0.50
     $250,000 - $1,000,000(2)             0.00              0.00            0.00

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

   o  A 1% CDSC on shares sold within eighteen months of purchase.

   o  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

   o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

   o  No sales charge on reinvested dividends or capital gain distributions.

   o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

 Class D*

   o  No initial sales charge on purchases.

   o  A 1% CDSC on shares sold within one year of purchase.

   o  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.


   o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.


   o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.


      *Class D shares are not available to all investors. You may purchase Class
       D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.


Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.

PRICING OF FUND SHARES


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


  NAV:
  Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares of a Fund.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.

OPENING YOUR ACCOUNT

The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy-Class D."

To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

     o   Regular (non-retirement) accounts: $1,000
     o   For accounts opened concurrently with Invest-A-Check(R):
         $100 to open if you will be making monthly investments
         $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.

      If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account.
                 This will prevent you from having to complete a
      supplemental election form (which may require a signature guarantee)
                                at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.


Shares may be purchased through your authorized broker/dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:


                Seligman Data Corp.
                P.O. Box 9766
                Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check.(R) You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.


Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of a Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix(SM). (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.


Seligman Harvester(SM). If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses and establishing a prudent withdrawal schedule. Contact your financial advisor for more information.



HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment.

Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through a broker/dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the dealer or financial advisor may charge a service fee. Contact your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

As an additional measure to protect you and the Fund, SDC may confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending your money. This will not affect the date on which your redemption request is actually processed.

You will need to guarantee your signature(s) if the proceeds are:

      (1) $50,000 or more;

      (2) to be paid to someone other than the account owner; or

      (3) mailed to other than your address of record.

   Signature Guarantee:
   Protects you and the Funds from fraud. It guarantees that a signature is genuine. A guarantee must be obtained from an eligible financial institution. Notarization by a notary public is not an acceptable guarantee.


You may need to provide additional documents to sell Fund shares if you are:


o a corporation;

o an executor or administrator;

o a trustee or custodian; or

o in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell shares:


Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, each Fund reserves the right to:

   o Refuse an exchange request if:

     1.   you have exchanged twice from the same fund in any three-month period;

     2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets; or

     3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

   o Refuse any request to buy Fund shares;

   o Reject any request received by telephone;

   o Suspend or terminate telephone services;

   o Reject a signature guarantee that SDC believes may be fraudulent;

   o Close your fund account if its value falls below $500;

   o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:


   o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

   o Exchange shares between funds;

   o Change dividend and/or capital gain distribution options;

   o Change your address;

   o Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

   o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;


   o Corporations may not sell Fund shares by phone;

   o IRAs may only exchange Fund shares or request address changes by phone;


   o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.


You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.


During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege


If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund generally declares any dividends from net investment income daily and pays dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends.


   Dividend:
   A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

   Capital Gain Distribution:
   A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

   Ex-dividend Date:
   The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.

You may elect to:

(1) reinvest both dividends and capital gain distributions;

(2) receive dividends in cash and reinvest capital gain distributions; or

(3) receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.


TAXES

The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.

Dividends paid by the Funds are taxable to you as ordinary income. Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information for each Fund. Their reports, along with the financial statements, are included in each Fund's Annual Report, which is available upon request.

NATIONAL FUND


                                                                 CLASS A                                           CLASS C
                                     ----------------------------------------------------------------      ----------------------
                                                         Year ended September 30,                            Year       5/27/99(**)
                                     ----------------------------------------------------------------       Ended           to
                                       2000          1999          1998          1997          1996        9/30/00       9/30/00
                                     --------      --------      --------      --------      --------      --------      --------
Per Share Data:*
Net asset value, beginning
   of period ......................     $7.68         $8.32         $8.01         $7.70         $7.58         $7.68         $8.08
                                     --------      --------      --------      --------      --------      --------      --------
Income from investment
   operations:
  Net investment income (loss) ....      0.39          0.39          0.39          0.39          0.40          0.32          0.11
  Net gains or losses on securities
     (both realized and unrealized)     (0.03)        (0.64)         0.31          0.31          0.12         (0.03)        (0.40)
                                     --------      --------      --------      --------      --------      --------      --------
Total from investment
   operations .....................      0.36         (0.25)         0.70          0.70          0.52          0.29         (0.29)
                                     --------      --------      --------      --------      --------      --------      --------
Less distributions:
  Dividends from net
     investment income (loss) .....     (0.39)        (0.39)        (0.39)        (0.39)        (0.40)        (0.32)        (0.11)
  Distributions from capital gains         --            --            --            --            --            --            --
                                     --------      --------      --------      --------      --------      --------      --------

Total distributions ...............     (0.39)        (0.39)        (0.39)        (0.39)        (0.40)        (0.32)        (0.11)
                                     --------      --------      --------      --------      --------      --------      --------
Net asset value, end of period ....     $7.65         $7.68         $8.32         $8.01         $7.70         $7.65         $7.68
                                     ========      ========      ========      ========      ========      ========      ========
Total Return: .....................      4.88%        (3.11)%        9.00%         9.40%         6.97%         3.94%        (3.38)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................   $87,583       $90,296      $101,909       $97,481       $98,767        $1.056          $115

Ratio of expenses to average
   net assets .....................      0.87%         0.83%         0.80%         0.84%         0.80%         1.77%         1.74%+
Ratio of net income (loss) to
   average net assets .............      5.18%         4.83%         4.82%         5.05%         5.19%         4.28%         4.10%+
Portfolio turnover rate ...........      6.54%        13.37%        18.00%        20.63%        33.99%         6.54%        13.37%++

                                                                        CLASS D
                                           ----------------------------------------------------------------
                                                               Year ended September 30,
                                           ----------------------------------------------------------------
                                             2000          1999          1998          1997          1996
                                           --------      --------      --------      --------      --------
Per Share Data:*
Net asset value, beginning
   of period ......................           $7.68         $8.31         $8.02         $7.70         $7.57
                                           --------      --------      --------      --------      --------
Income from investment
   operations:
  Net investment income (loss) ....            0.32          0.32          0.32          0.32          0.33
  Net gains or losses on securities
     (both realized and unrealized)           (0.03)        (0.63)         0.29          0.32          0.13
                                           --------      --------      --------      --------      --------
Total from investment
   operations .....................            0.29         (0.31)         0.61          0.64          0.46
                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net
     investment income (loss) .....           (0.32)        (0.32)        (0.32)        (0.32)        (0.33)
  Distributions from capital gains               --            --            --            --            --
                                           --------      --------      --------      --------      --------

Total distributions ...............           (0.32)        (0.32)        (0.32)        (0.32)        (0.33)
                                           --------      --------      --------      --------      --------
Net asset value, end of period ....           $7.65         $7.68         $8.31         $8.02         $7.70
                                           ========      ========      ========      ========      ========
Total Return: .....................            3.94%        (3.85)%        7.76%         8.56%         6.13%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................          $3,839        $8,079        $7,392        $2,279        $4,826

Ratio of expenses to average
   net assets .....................            1.77%         1.73%         1.71%         1.75%         1.67%
Ratio of net income (loss) to
   average net assets .............            4.28%         3.93%         3.91%         4.15%         4.27%
Portfolio turnover rate ...........            6.54%        13.37%        18.00%        20.63%        33.99%


----------
See footnotes on page 59.

CALIFORNIA HIGH-YIELD FUND

                                                                     CLASS A                                         CLASS C
                                         ---------------------------------------------------------------      ---------------------
                                                              Year ended September 30,                          Year     5/27/99(**)
                                         ---------------------------------------------------------------       Ended         to
                                           2000          1999          1998          1997          1996       9/30/00     9/30/99
                                         -------       -------       -------       -------       -------      -------     -------
Per Share Data:*
Net asset value, beginning
   Of period .......................       $6.28         $6.80         $6.61         $6.50         $6.47        $6.29       $6.62
                                         -------       -------       -------       -------       -------      -------     -------
Income from investment operations:
   Net investment income (loss)***..        0.32          0.31          0.32          0.34          0.36         0.27        0.09
   Net gains or losses on securities
      (both realized and
      unrealized) ..................        0.13         (0.50)         0.22          0.20          0.05         0.13       (0.33)
                                         -------       -------       -------       -------       -------      -------     -------
Total from investment operations ...        0.45         (0.19)         0.54          0.54          0.41         0.40       (0.24)
                                         -------       -------       -------       -------       -------      -------     -------
Less distributions:
   Dividends from net
      Investment income (loss) .....       (0.32)        (0.31)        (0.32)        (0.34)        (0.36)       (0.27)      (0.09)
   Distributions from capital gains        (0.08)        (0.02)        (0.03)        (0.09)        (0.02)       (0.08)         --
                                         -------       -------       -------       -------       -------      -------     -------
Total distributions ................       (0.40)        (0.33)        (0.35)        (0.43)        (0.38)       (0.35)      (0.09)
                                         -------       -------       -------       -------       -------      -------     -------
Net asset value, end of period .....       $6.33         $6.28         $6.80         $6.61         $6.50        $6.34       $6.29
                                         =======       =======       =======       =======       =======      =======     =======
Total Return: ......................        7.49%        (2.82)%        8.45%         8.74%         6.49%        6.53%      (3.79)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................     $47,915       $57,807       $58,374       $52,883       $50,264       $1,546      $1,041
Ratio of expenses to average
   Net assets*** ...................        0.71%         0.84%         0.82%         0.87%         0.84%        1.61%       1.72%+
Ratio of net income (loss) to
   Average net assets*** ...........        5.23%         4.71%         4.81%         5.26%         5.49%        4.33%       3.95%+
Portfolio turnover rate ............        5.20%        27.61%        10.75%        22.42%        34.75%        5.20%      27.61%++
Without expense reimbursement:
   Ratio of expenses to average net
      Assets .......................        0.91%                                                                1.81%
Ratio of net income (loss) to
   Average net assets ..............        5.04%                                                                4.13%

                                                                          CLASS D
                                             -------------------------------------------------------------------
                                                                  Year ended September 30,
                                             -------------------------------------------------------------------
                                               2000           1999           1998           1997           1996
                                             -------        -------        -------        -------        -------
Per Share Data:*
Net asset value, beginning
   Of period .......................           $6.29          $6.80          $6.61          $6.51          $6.48
                                             -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income (loss)***..            0.27           0.25           0.26           0.28           0.30
   Net gains or losses on securities
      (both realized and
      unrealized) ..................            0.13          (0.49)          0.22           0.19           0.05
                                             -------        -------        -------        -------        -------
Total from investment operations ...            0.40          (0.24)          0.48           0.47           0.35
                                             -------        -------        -------        -------        -------
Less distributions:
   Dividends from net
      Investment income (loss) .....           (0.27)         (0.25)         (0.26)         (0.28)         (0.30)
   Distributions from capital gains            (0.08)         (0.02)         (0.03)         (0.09)         (0.02)
                                             -------        -------        -------        -------        -------
Total distributions ................           (0.35)         (0.27)         (0.29)         (0.37)         (0.32)
                                             -------        -------        -------        -------        -------
Net asset value, end of period .....           $6.34          $6.29          $6.80          $6.61          $6.51
                                             =======        =======        =======        =======        =======
Total Return: ......................            6.53%         (3.54)%         7.47%          7.60%          5.53%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................          $5,880         $7,658         $6,393         $3,320         $1,919
Ratio of expenses to average
   Net assets*** ...................            1.61%          1.74%          1.73%          1.77%          1.74%
Ratio of net income (loss) to
   Average net assets*** ...........            4.33%          3.81%          3.90%          4.36%          4.59%
Portfolio turnover rate ............            5.20%         27.61%         10.75%         22.42%         34.75%
Without expense reimbursement:
   Ratio of expenses to average net
      Assets .......................            1.81%
Ratio of net income (loss) to
   Average net assets ..............            4.13%


CALIFORNIA QUALITY FUND

                                                                     CLASS A                                         CLASS C
                                         ---------------------------------------------------------------      ---------------------
                                                              Year ended September 30,                          Year     5/27/99(**)
                                         ---------------------------------------------------------------       Ended         to
                                           2000          1999          1998          1997          1996       9/30/00     9/30/99
                                         -------       -------       -------       -------       -------      -------     -------
Per Share Data:*
Net asset value, beginning
   Of period .......................       $6.42         $7.21         $6.99         $6.75        $6.65         $6.40       $6.75
                                         -------       -------       -------       -------      -------       -------     -------
Income from investment operations:
   Net investment income (loss) ....        0.30          0.31          0.33          0.34         0.35          0.25        0.09
   Net gains or losses on securities
      (both realized and
      unrealized) ..................        0.18         (0.56)         0.25          0.24         0.11          0.18       (0.35)
                                         -------       -------       -------       -------      -------       -------     -------
Total from investment operations ...        0.48         (0.25)         0.58          0.58         0.46          0.43       (0.26)
                                         -------       -------       -------       -------      -------       -------     -------
Less distributions:
   Dividends from net
      Investment income (loss) .....       (0.30)        (0.31)        (0.33)        (0.34)       (0.35)        (0.25)      (0.09)
   Distributions from capital gains        (0.07)        (0.23)        (0.03)           --        (0.01)        (0.07)         --
                                         -------       -------       -------       -------      -------       -------     -------
Total distributions ................       (0.37)        (0.54)        (0.36)        (0.34)       (0.36)        (0.32)      (0.09)
                                         -------       -------       -------       -------      -------       -------     -------
Net asset value, end of period .....       $6.53         $6.42         $7.21         $6.99        $6.75         $6.51       $6.40
                                         =======       =======       =======       =======      =======       =======     =======
Total Return: ......................        7.95%        (3.68)%        8.67%         8.87%        7.00%         7.00%      (4.04)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................     $70,905       $74,793       $87,522       $86,992      $95,560          $204         $10
Ratio of expenses to average
   Net assets*** ...................        0.87%         0.82%         0.77%         0.82%        0.79%         1.77%       1.72%+
Ratio of net income (loss) to
   Average net assets*** ...........        4.83%         4.56%         4.75%         4.99%        5.11%         3.93%       3.80%+
Portfolio turnover rate ............        1.33%        20.24%        30.82%        12.16%       12.84%         1.33%      20.24%++

                                                                          CLASS D
                                             -------------------------------------------------------------------
                                                                  Year ended September 30,
                                             -------------------------------------------------------------------
                                               2000           1999           1998           1997           1996
                                             -------        -------        -------        -------        -------
Per Share Data:*
Net asset value, beginning
   of period .......................           $6.40          $7.19          $6.97          $6.74          $6.63
                                             -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income (loss) ....            0.25           0.25           0.27           0.28           0.28
   Net gains or losses on securities
      (both realized and
      unrealized) ..................            0.18          (0.56)          0.25           0.23           0.12
                                             -------        -------        -------        -------        -------
Total from investment operations ...            0.43          (0.31)          0.52           0.51           0.40
                                             -------        -------        -------        -------        -------
Less distributions:
   Dividends from net
      Investment income (loss) .....           (0.25)         (0.25)         (0.27)         (0.28)         (0.28)
   Distributions from capital gains            (0.07)         (0.23)         (0.03)            --          (0.01)
                                             -------        -------        -------        -------        -------
Total distributions ................           (0.32)         (0.48)         (0.30)         (0.28)         (0.29)
                                             -------        -------        -------        -------        -------
Net asset value, end of period .....           $6.51          $6.40          $7.19          $6.97          $6.74
                                             =======        =======        =======        =======        =======
Total Return: ......................            7.00%         (4.58)%         7.71%          7.75%          6.20%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................          $3,666         $4,286         $2,302         $1,677         $1,645
Ratio of expenses to average
   net assets ......................            1.77%          1.72%          1.68%          1.72%          1.69%
Ratio of net income (loss) to
   average net assets ..............            3.93%          3.66%          3.84%          4.09%          4.21%
Portfolio turnover rate ............            1.33%         20.24%         30.82%         12.16%         12.84%



----------
See footnotes on page 59.

COLORADO FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                             Year ended September 30,                        Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                           2000          1999          1998          1997          1996     9/30/00       9/30/99
                                         -------       -------       -------       -------       -------    -------       -------
Per Share Data:*
Net asset value, beginning of period       $7.10         $7.64         $7.42         $7.27         $7.30      $7.09         $7.47
                                         -------       -------       -------       -------       -------    -------       -------
Income from investment operations:
  Net investment income (loss) ......       0.35          0.34          0.36          0.37          0.37       0.28          0.10
  Net gains or losses on securities
     (both realized and unrealized) .      (0.03)        (0.54)         0.22          0.15         (0.03)     (0.02)        (0.38)
                                         -------       -------       -------       -------       -------    -------       -------
Total from investment operations ....       0.32         (0.20)         0.58          0.52          0.34       0.26         (0.28)
                                         -------       -------       -------       -------       -------    -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......      (0.35)        (0.34)        (0.36)        (0.37)        (0.37)     (0.28)        (0.10)
  Distributions from capital gains ..      (0.05)           --            --            --            --      (0.05)           --
                                         -------       -------       -------       -------       -------    -------       -------
Total distributions .................      (0.40)        (0.34)        (0.36)        (0.37)        (0.37)     (0.33)        (0.10)
                                         -------       -------       -------       -------       -------    -------       -------
Net asset value, end of period ......      $7.02         $7.10         $7.64         $7.42         $7.27      $7.02         $7.09
                                         =======       =======       =======       =======       =======    =======       =======

Total Return: .......................       4.64%        (2.67)%        8.03%         7.30%         4.76%      3.86%        (3.93)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $37,358       $44,649       $45,583       $49,780       $52,295        $76           $60

Ratio of expenses to average
   net assets .......................       0.91%         0.87%         0.90%         0.90%         0.85%      1.81%         1.73%+
Ratio of net income (loss) to average
   net assets .......................       4.99%         4.60%         4.80%         5.01%         5.07%      4.09%         3.85%+
Portfolio turnover rate .............       8.81%         7.91%        28.66%         3.99%        12.39%      8.81%         7.91%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                            Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.09         $7.63         $7.42         $7.27         $7.29
                                        -------       -------       -------       -------       -------
Income from investment operations:
  Net investment income (loss) ......      0.28          0.28          0.29          0.30          0.31
  Net gains or losses on securities
     (both realized and unrealized) .     (0.02)        (0.54)         0.21          0.15         (0.02)
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.26         (0.26)         0.50          0.45          0.29
                                        -------       -------       -------       -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......     (0.28)        (0.28)        (0.29)        (0.30)        (0.31)
  Distributions from capital gains ..     (0.05)           --            --            --            --
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.33)        (0.28)        (0.29)        (0.30)        (0.31)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.02         $7.09         $7.63         $7.42         $7.27
                                        =======       =======       =======       =======       =======

Total Return: .......................      3.86%        (3.57)%        6.90%         6.34%         3.95%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................      $505          $917          $344          $238          $255

Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.81%         1.75%
Ratio of net income (loss) to average
   net assets .......................      4.09%         3.70%         3.90%         4.10%         4.17%
Portfolio turnover rate .............      8.81%         7.91%        28.66%         3.99%        12.39%


FLORIDA FUND

                                                                     CLASS A                                        CLASS C
                                         ---------------------------------------------------------------    ------------------------
                                                              Year ended September 30,                       Year        5/27/99(**)
                                         ---------------------------------------------------------------     Ended           to
                                           2000          1999          1998          1997          1996     9/30/00       9/30/99
                                         -------       -------       -------       -------       -------    -------       -------
Per Share Data:*
Net asset value, beginning of period       $7.41         $8.07         $7.80         $7.67         $7.71      $7.43         $7.83
                                         -------       -------       -------       -------       -------    -------       -------

Income from investment operations:
  Net investment income (loss) *** ..       0.37          0.34          0.35          0.36          0.38       0.32          0.10
  Net gains or losses on securities
     (both realized and unrealized) .       0.11         (0.61)         0.34          0.23          0.04       0.11         (0.40)
                                         -------       -------       -------       -------       -------    -------       -------
Total from investment operations ....       0.48         (0.27)         0.69          0.59          0.42       0.43         (0.30)
                                         -------       -------       -------       -------       -------    -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......      (0.37)        (0.34)        (0.35)        (0.36)        (0.38)     (0.32)        (0.10)
  Distributions from capital gains ..      (0.04)        (0.05)        (0.07)        (0.10)        (0.08)     (0.04)           --
                                         -------       -------       -------       -------       -------    -------       -------
Total distributions .................      (0.41)        (0.39)        (0.42)        (0.46)        (0.46)     (0.36)        (0.10)
                                         -------       -------       -------       -------       -------    -------       -------
Net asset value, end of period ......      $7.48         $7.41         $8.07         $7.80         $7.67      $7.50         $7.43
                                         =======       =======       =======       =======       =======    =======       =======

Total Return: .......................       6.78%        (3.42)%        9.16%         8.01%         5.54%      5.98%        (3.96)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $34,949       $37,606       $42,464       $42,024       $45,200       $699          $254
Ratio of expenses to average
   net assets*** ....................       0.72%         1.03%         1.00%         1.04%         0.97%      1.47%         1.78%+
Ratio of net income (loss) to average
   net assets*** ....................       5.08%         4.38%         4.45%         4.70%         4.90%      4.33%         3.82%+
Portfolio turnover rate .............      12.68%        18.31%         6.73%        33.68%        18.53%     12.68%        18.31%++
Without expense reimbursement:
   Ratio of expenses to average net
      Assets ........................       1.09%                                                   0.97%      1.84%
Ratio of net income (loss) to average
   net assets .......................       4.71%                                                   4.90%      3.96%


                                                                        CLASS D
                                            ---------------------------------------------------------------
                                                                Year ended September 30,
                                            ---------------------------------------------------------------
                                              2000          1999          1998          1997          1996
                                            -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period          $7.43         $8.08         $7.81         $7.68         $7.72
                                            -------       -------       -------       -------       -------

Income from investment operations:
  Net investment income (loss) *** ..          0.32          0.28          0.29          0.30          0.32
  Net gains or losses on securities
     (both realized and unrealized) .          0.11         (0.60)         0.34          0.23          0.04
                                            -------       -------       -------       -------       -------
Total from investment operations ....          0.43         (0.32)         0.63          0.53          0.36
                                            -------       -------       -------       -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......         (0.32)        (0.28)        (0.29)        (0.30)        (0.32)
  Distributions from capital gains ..         (0.04)        (0.05)        (0.07)        (0.10)        (0.08)
                                            -------       -------       -------       -------       -------
Total distributions .................         (0.36)        (0.33)        (0.36)        (0.40)        (0.40)
                                            -------       -------       -------       -------       -------
Net asset value, end of period ......         $7.50         $7.43         $8.08         $7.81         $7.68
                                            =======       =======       =======       =======       =======

Total Return: .......................          5.98%        (4.01)%        8.32%         7.18%         4.74%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................        $1,463        $1,843        $1,940        $1,678        $1,277
Ratio of expenses to average
   net assets*** ....................          1.47%         1.78%         1.77%         1.81%         1.73%
Ratio of net income (loss) to average
   net assets*** ....................          4.33%         3.63%         3.68%         3.93%         4.14%
Portfolio turnover rate .............         12.68%        18.31%         6.73%        33.68%        18.53%
Without expense reimbursement:
   Ratio of expenses to average net
      Assets ........................          1.84%                                                   1.73%
Ratio of net income (loss) to average
   net assets .......................          3.96%                                                   4.14%


----------
See footnotes on page 59.

GEORGIA FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.75         $8.38         $8.12         $7.87         $7.81       $7.76         $8.17
                                        -------       -------       -------       -------       -------     -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.37          0.37          0.38          0.38          0.39        0.30          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.06         (0.58)         0.29          0.28          0.11        0.07         (0.41)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.21)         0.67          0.66          0.50        0.37         (0.30)
                                        -------       -------       -------       -------       -------     -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.37)        (0.37)        (0.38)        (0.38)        (0.39)      (0.30)        (0.11)
   Distributions from capital gains .     (0.17)        (0.05)        (0.03)        (0.03)        (0.05)      (0.17)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.54)        (0.42)        (0.41)        (0.41)        (0.44)      (0.47)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.64         $7.75         $8.38         $8.12         $7.87       $7.66         $7.76
                                        =======       =======       =======       =======       =======     =======       =======

Total Return: .......................      5.95%        (2.63)%        8.44%         8.65%         6.56%       5.15%        (3.84)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $37,423       $42,692       $48,424       $50,614       $50,995        $246          $176
Ratio of expenses to average
   net assets .......................      0.91%         0.87%         0.89%         0.89%         0.83%       1.81%         1.74%+
Ratio of net income (loss) to average
   net assets .......................      4.96%         4.59%         4.57%         4.82%         4.94%       4.06%         3.89%+
Portfolio turnover rate .............      9.57%        23.93%         2.92%        12.28%        16.24%       9.57%        23.93%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.76         $8.40         $8.13         $7.88         $7.82
                                        -------       -------       -------       -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.30          0.30          0.30          0.31          0.32
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.59)         0.30          0.28          0.11
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.37         (0.29)         0.60          0.59          0.43
                                        -------       -------       -------       -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.30)        (0.30)        (0.30)        (0.31)        (0.32)
   Distributions from capital gains .     (0.17)        (0.05)        (0.03)        (0.03)        (0.05)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.47)        (0.35)        (0.33)        (0.34)        (0.37)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.66         $7.76         $8.40         $8.13         $7.88
                                        =======       =======       =======       =======       =======

Total Return: .......................      5.15%        (3.61)%        7.59%         7.67%         5.60%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $2,129        $2,318        $2,809        $2,640        $2,327
Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.79%         1.73%
Ratio of net income (loss) to average
   net assets .......................      4.06%         3.69%         3.66%         3.92%         4.03%
Portfolio turnover rate .............      9.57%        23.93%         2.92%        12.28%        16.24%


LOUISIANA FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.81         $8.51         $8.28         $8.16         $8.14       $7.80         $8.19
                                        -------       -------       -------       -------       -------     -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.39          0.39          0.41          0.41          0.42        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.04         (0.59)         0.24          0.23          0.08        0.05         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.20)         0.65          0.64          0.50        0.37         (0.28)
                                        -------       -------       -------       -------       -------     -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.39)        (0.39)        (0.41)        (0.41)        (0.42)      (0.32)        (0.11)
   Distributions from capital gains .     (0.05)        (0.11)        (0.01)        (0.11)        (0.06)      (0.05)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.44)        (0.50)        (0.42)        (0.52)        (0.48)      (0.37)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.80         $7.81         $8.51         $8.28         $8.16       $7.80         $7.80
                                        =======       =======       =======       =======       =======     =======       =======

Total Return: .......................      5.70%        (2.44)%        8.08%         8.17%         6.32%       4.88%        (3.55)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $47,099       $51,543       $56,308       $56,199       $57,264        $581     $      --
Ratio of expenses to average
   net assets .......................      0.88%         0.84%         0.88%         0.86%         0.82%       1.78%         1.71%+
Ratio of net income (loss) to average
   net assets .......................      5.10%         4.76%         4.86%         5.08%         5.15%       4.20%         4.00%+
Portfolio turnover rate .............        --          8.67%        15.72%        16.08%        10.08%         --          8.67%++

                                                                      CLASS D
                                          ---------------------------------------------------------------
                                                             Year ended September 30,
                                          ---------------------------------------------------------------
                                            2000          1999          1998          1997          1996
                                          -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period        $7.80         $8.50          8.27         $8.16         $8.14
                                          -------       -------       -------       -------       -------

Income from investment operations:
   Net investment income (loss) .....        0.32          0.32          0.33          0.34          0.35
   Net gains or losses on securities
      (both realized and unrealized)         0.05         (0.59)         0.24          0.22          0.08
                                          -------       -------       -------       -------       -------
Total from investment operations ....        0.37         (0.27)         0.57          0.56          0.43
                                          -------       -------       -------       -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......       (0.32)        (0.32)        (0.33)        (0.34)        (0.35)
   Distributions from capital gains .       (0.05)        (0.11)        (0.01)        (0.11)        (0.06)
                                          -------       -------       -------       -------       -------
Total distributions .................       (0.37)        (0.43)        (0.34)        (0.45)        (0.41)
                                          -------       -------       -------       -------       -------
Net asset value, end of period ......       $7.80         $7.80         $8.50         $8.27         $8.16
                                          =======       =======       =======       =======       =======

Total Return: .......................        4.88%        (3.33)%        7.11%         7.07%         5.37%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................        $721          $908          $837          $509          $389
Ratio of expenses to average
   net assets .......................        1.78%         1.74%         1.78%         1.76%         1.72%
Ratio of net income (loss) to average
   net assets .......................        4.20%         3.86%         3.96%         4.18%         4.25%
Portfolio turnover rate .............          --          8.67%        15.72%        16.08%        10.08%


----------
See footnotes on page 59.

MARYLAND FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.79         $8.32         $8.14         $7.99         $7.96       $7.80         $8.13
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.39          0.39          0.40          0.40          0.40        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized)         --         (0.50)         0.23          0.19          0.06          --         (0.33)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.39         (0.11)         0.63          0.59          0.46        0.32         (0.22)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.39)        (0.39)        (0.40)        (0.40)        (0.40)      (0.32)        (0.11)
   Distributions from capital gains .        --         (0.03)        (0.05)        (0.04)        (0.03)         --            --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.39)        (0.42)        (0.45)        (0.44)        (0.43)      (0.32)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.79         $7.79         $8.32         $8.14         $7.99       $7.80         $7.80
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.26%        (1.45)%        7.89%         7.64%         6.00%       4.32%        (2.83)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $48,042       $49,523       $54,891       $52,549       $54,041        $161           $75
Ratio of expenses to average
   net assets .......................      0.91%         0.87%         0.89%         0.90%         0.84%       1.81%         1.75%+
Ratio of net income (loss) to average
   net assets .......................      5.10%         4.77%         4.82%         4.99%         5.05%       4.20%         4.04%+
Portfolio turnover rate .............      9.76%         1.80%         7.59%        14.79%         5.56%       9.76%         1.80%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.80         $8.33         $8.15         $7.99         $7.97
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.32          0.31          0.32          0.33          0.33
   Net gains or losses on securities
      (both realized and unrealized)         --         (0.50)         0.23          0.20          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.32         (0.19)         0.55          0.53          0.38
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.32)        (0.31)        (0.32)        (0.33)        (0.33)
   Distributions from capital gains .        --         (0.03)        (0.05)        (0.04)        (0.03)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.32)        (0.34)        (0.37)        (0.37)        (0.36)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.80         $7.80         $8.33         $8.15         $7.99
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.32%        (2.00)%        6.91%         6.80%         4.91%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $2,179        $2,775        $3,128        $2,063        $2,047
Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.81%         1.72%
Ratio of net income (loss) to average
   net assets .......................      4.20%         3.87%         3.91%         4.08%         4.14%
Portfolio turnover rate .............      9.76%         1.80%         7.59%        14.79%         5.56%


MASSACHUSETTS FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.47         $8.27         $7.99         $7.85         $7.91       $7.47         $7.96
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.36          0.36          0.38          0.40          0.41        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.75)         0.37          0.22          0.05        0.07         (0.49)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.39)         0.75          0.62          0.46        0.36         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.36)        (0.36)        (0.38)        (0.40)        (0.41)      (0.29)        (0.10)
   Distributions from capital gains .     (0.06)        (0.05)        (0.09)        (0.08)        (0.11)      (0.06)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.42)        (0.41)        (0.47)        (0.48)        (0.52)      (0.35)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.48         $7.47         $8.27         $7.99         $7.85       $7.48         $7.47
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.97%        (4.85)%        9.80%         8.11%         5.97%       5.01%        (5.02)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $81,487       $92,929      $109,328      $110,011      $109,872        $283          $228
Ratio of expenses to average
   net assets .......................      0.86%         0.83%         0.80%         0.84%         0.80%       1.76%         1.73%+
Ratio of net income (loss) to average
   net assets .......................      4.95%         4.56%         4.72%         5.06%         5.24%       4.05%         3.80%+
Portfolio turnover rate .............     22.46%        23.88%        13.41%        29.26%        26.30%      22.46%        23.88%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.47         $8.26         $7.99         $7.84         $7.90
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.29          0.29          0.31          0.33          0.34
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.74)         0.36          0.23          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.36         (0.45)         0.67          0.56          0.39
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.29)        (0.29)        (0.31)        (0.33)        (0.34)
   Distributions from capital gains .     (0.06)        (0.05)        (0.09)        (0.08)        (0.11)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.35)        (0.34)        (0.40)        (0.41)        (0.45)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.48         $7.47         $8.26         $7.99         $7.84
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.01%        (5.61)%        8.68%         7.29%         5.01%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,436        $2,934        $1,468        $1,245        $1,405
Ratio of expenses to average
   net assets .......................      1.76%         1.73%         1.71%         1.74%         1.70%
Ratio of net income (loss) to average
   net assets .......................      4.05%         3.66%         3.81%         4.16%         4.32%
Portfolio turnover rate .............     22.46%        23.88%        13.41%        29.26%        26.30%


----------
See footnotes on page 59.

MICHIGAN FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $8.04         $8.83         $8.60         $8.46         $8.54       $8.03         $8.43
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss)***...      0.41          0.40          0.41          0.43          0.45        0.34          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.10         (0.63)         0.30          0.23          0.06        0.10         (0.40)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.51         (0.23)         0.71          0.66          0.51        0.44         (0.29)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.41)        (0.40)        (0.41)        (0.43)        (0.45)      (0.34)        (0.11)
   Distributions from capital gains .     (0.03)        (0.16)        (0.07)        (0.09)        (0.14)      (0.03)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.44)        (0.56)        (0.48)        (0.52)        (0.59)      (0.37)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $8.11         $8.04         $8.83         $8.60         $8.46       $8.10         $8.03
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      6.62%        (2.77)%        8.63%         8.16%         6.16%       5.68%        (3.55)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................  $117,241      $125,560      $144,161      $143,370      $148,178        $356          $114
Ratio of expenses to average
   net assets*** ....................      0.70%         0.82%         0.79%         0.81%         0.78%       1.60%         1.73%+
Ratio of net income (loss) to average
   net assets*** ....................      5.20%         4.73%         4.78%         5.13%         5.29%       4.30%         3.96%+
Portfolio turnover rate .............      7.80%         3.73%        23.60%        10.98%        19.62%       7.80%         3.73%++
Without expense reimbursement:
   Ratio of expenses to average net
      assets ........................      0.84%                                                               1.74%
   Ratio of net income (loss) to
      average net assets ............      5.06%                                                               4.16%

                                                                  CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $8.03         $8.82         $8.59         $8.45         $8.54
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***...      0.34          0.32          0.33          0.36          0.37
   Net gains or losses on securities
      (both realized and unrealized)       0.10         (0.63)         0.30          0.23          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.44         (0.31)         0.63          0.59          0.42
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.34)        (0.32)        (0.33)        (0.36)        (0.37)
   Distributions from capital gains .     (0.03)        (0.16)        (0.07)        (0.09)        (0.14)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.37)        (0.48)        (0.40)        (0.45)        (0.51)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $8.10         $8.03         $8.82         $8.59         $8.45
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.68%        (3.65)%        7.66%         7.19%         5.09%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,605        $2,074        $1,841        $1,845        $1,486
Ratio of expenses to average
   net assets*** ....................      1.60%         1.72%         1.70%         1.71%         1.68%
Ratio of net income (loss) to average
   net assets*** ....................      4.30%         3.83%         3.87%         4.23%         4.39%
Portfolio turnover rate .............      7.80%         3.73%        23.60%        10.98%        19.62%
Without expense reimbursement:
   Ratio of expenses to average net
      assets ........................      1.74%
   Ratio of net income (loss) to
      average net assets ............      4.16%


MINNESOTA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.36         $7.98         $7.79         $7.68         $7.82       $7.36         $7.72
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.36          0.36          0.38          0.40          0.42        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized)       0.02         (0.52)         0.20          0.11         (0.12)       0.02         (0.36)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.38         (0.16)         0.58          0.51          0.30        0.31         (0.26)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.36)        (0.36)        (0.38)        (0.40)        (0.42)      (0.29)        (0.10)
   Distributions from capital gains .     (0.04)        (0.10)        (0.01)           --         (0.02)      (0.04)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.40)        (0.46)        (0.39)        (0.40)        (0.44)      (0.33)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.34         $7.36         $7.98         $7.79         $7.68       $7.34         $7.36
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.35%        (2.09)%        7.68%         6.85%         3.99%       4.42%        (3.47)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $96,475      $109,165      $121,374      $121,674      $126,173         $23     $      --
Ratio of expenses to average
   net assets .......................      0.87%         0.84%         0.81%         0.85%         0.81%       1.77%         1.74%+
Ratio of net income (loss) to average
   net assets .......................      4.95%         4.71%         4.87%         5.21%         5.47%       4.05%         3.94%+
Portfolio turnover rate .............     12.38%         9.74%        21.86%         6.88%        26.89%      12.38%         9.74%++

                                                                  CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.36         $7.98         $7.79         $7.68         $7.82
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.29          0.30          0.31          0.33          0.35
   Net gains or losses on securities
      (both realized and unrealized)       0.02         (0.52)         0.20          0.11         (0.12)
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.31         (0.22)         0.51          0.44          0.23
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.29)        (0.30)        (0.31)        (0.33)        (0.35)
   Distributions from capital gains .     (0.04)        (0.10)        (0.01)           --         (0.02)
                                        -------       -------       -------       -------       -------
Total distributions .................    $(0.33)        (0.40)        (0.32)        (0.33)        (0.37)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.34         $7.36         $7.98         $7.79         $7.68
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.42%        (2.96)%        6.71%         5.89%         3.06%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,629        $1,856        $2,103        $1,799        $2,036
Ratio of expenses to average
   net assets .......................      1.77%         1.74%         1.72%         1.75%         1.71%
Ratio of net income (loss) to average
   net assets .......................      4.05%         3.81%         3.96%         4.31%         4.57%
Portfolio turnover rate .............     12.38%         9.74%        21.86%         6.88%        26.89%


----------
See footnotes on page 59.

MISSOURI FUND

                                                                                    CLASS A
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.29         $8.03         $7.82         $7.71         $7.70
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.35          0.35          0.36          0.38          0.39
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.09         (0.62)         0.28          0.19          0.08
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.44         (0.27)         0.64          0.57          0.47
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.35)        (0.35)        (0.36)        (0.38)        (0.39)
   Distributions from capital gains ...............       (0.01)        (0.12)        (0.07)        (0.08)        (0.07)
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.36)        (0.47)        (0.43)        (0.46)        (0.46)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.37         $7.29         $8.03         $7.82         $7.71
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        6.19%        (3.58)%        8.41%         7.70%         6.27%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................     $38,529       $43,437       $49,949       $52,766       $49,941
Ratio of expenses to average net assets ...........        0.93%         0.87%         0.89%         0.89%         0.86%
Ratio of net income (loss) to average
   net assets .....................................        4.83%         4.50%         4.59%         4.93%         5.03%
Portfolio turnover rate ...........................        6.00%        10.43%        21.26%         6.47%         8.04%

                                                                     CLASS C
                                                           ------------------------
                                                            Year        5/27/99(**)
                                                            Ended           to
                                                           9/30/00       9/30/99
                                                           -------       -------
Per Share Data:*
Net asset value, beginning of period ..............          $7.29         $7.68
                                                           -------       -------
Income from investment operations:
   Net investment income (loss) ...................           0.28          0.10
   Net gains or losses on securities (both realized
      and unrealized) .............................           0.09         (0.39)
                                                           -------       -------
Total from investment operations ..................           0.37         (0.29)
                                                           -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................          (0.28)        (0.10)
   Distributions from capital gains ...............          (0.01)           --
                                                           -------       -------
Total distributions ...............................          (0.29)        (0.10)
                                                           -------       -------
Net asset value, end of period ....................          $7.37         $7.29
                                                           =======       =======
Total Return: .....................................           5.27%        (3.95)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................            $22           $21
Ratio of expenses to average net assets ...........           1.83%         1.74%+
Ratio of net income (loss) to average
   net assets .....................................           3.93%         3.75%+
Portfolio turnover rate ...........................           6.00%        10.43%++

                                                                                            CLASS D
                                                              ---------------------------------------------------------------
                                                                                 Year ended September 30,
                                                              ---------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............             $7.29         $8.03         $7.82         $7.72         $7.70
                                                              -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................              0.28          0.28          0.29          0.31          0.32
   Net gains or losses on securities (both realized
      and unrealized) .............................              0.09         (0.62)         0.28          0.18          0.09
                                                              -------       -------       -------       -------       -------
Total from investment operations ..................              0.37         (0.34)         0.57          0.49          0.41
                                                              -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................             (0.28)        (0.28)        (0.29)        (0.31)        (0.32)
   Distributions from capital gains ...............             (0.01)        (0.12)        (0.07)        (0.08)        (0.07)
                                                              -------       -------       -------       -------       -------
Total distributions ...............................             (0.29)        (0.40)        (0.36)        (0.39)        (0.39)
                                                              -------       -------       -------       -------       -------
Net asset value, end of period ....................             $7.37         $7.29         $8.03         $7.82         $7.72
                                                              =======       =======       =======       =======       =======
Total Return: .....................................              5.27%        (4.46)%        7.45%         6.60%         5.46%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................              $321          $617          $418          $474          $565
Ratio of expenses to average net assets ...........              1.83%         1.77%         1.79%         1.80%         1.76%
Ratio of net income (loss) to average
   net assets .....................................              3.93%         3.60%         3.69%         4.02%         4.13%
Portfolio turnover rate ...........................              6.00%        10.43%        21.26%         6.47%         8.04%






NEW JERSEY FUND

                                                                                    CLASS A
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.13         $7.78         $7.56         $7.60         $7.59
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.33          0.33          0.35          0.36          0.39
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.02         (0.55)         0.30          0.21          0.01
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.35         (0.22)         0.65          0.57          0.40
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.33)        (0.33)        (0.35)        (0.36)        (0.39)
   Distributions from capital gains ...............       (0.03)        (0.10)        (0.08)        (0.25)           --
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.36)        (0.43)        (0.43)        (0.61)        (0.39)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.12         $7.13         $7.78         $7.56         $7.60
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        5.13%        (3.05)%        8.87%         7.96%         5.37%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................     $46,918       $52,992       $61,739       $62,597       $66,293
Ratio of expenses to average
   net assets .....................................        1.12%         1.07%         1.02%         1.06%         1.02%
Ratio of net income (loss) to average
   net assets .....................................        4.71%         4.35%         4.54%         4.90%         5.06%
Portfolio turnover rate ...........................       18.08%         5.55%        23.37%        20.22%        25.65%

                                                                  CLASS C
                                                        ------------------------
                                                         Year        5/27/99(**)
                                                         Ended           to
                                                        9/30/00       9/30/99
                                                        -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.22         $7.58
                                                        -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.28          0.09
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.01         (0.36)
                                                        -------       -------
Total from investment operations ..................        0.29         (0.27)
                                                        -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.28)        (0.09)
   Distributions from capital gains ...............       (0.03)           --
                                                        -------       -------
Total distributions ...............................       (0.31)        (0.09)
                                                        -------       -------
Net asset value, end of period ....................       $7.20         $7.22
                                                        =======       =======
Total Return: .....................................        4.20%        (3.33)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................        $341          $127
Ratio of expenses to average
   net assets .....................................        1.87%         1.82%+
Ratio of net income (loss) to average
   net assets .....................................        3.96%         3.71%+
Portfolio turnover rate ...........................       18.08%         5.55%++

                                                                                      CLASS D
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.22         $7.86         $7.64         $7.68         $7.67
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.28          0.27          0.29          0.31          0.33
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.01         (0.54)         0.30          0.21          0.01
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.29         (0.27)         0.59          0.52          0.34
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.28)        (0.27)        (0.29)        (0.31)        (0.33)
   Distributions from capital gains ...............       (0.03)        (0.10)        (0.08)        (0.25)           --
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.31)        (0.37)        (0.37)        (0.56)        (0.33)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.20         $7.22         $7.86         $7.64         $7.68
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        4.20%        (3.57)%        7.97%         7.10%         4.56%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................        $995        $1,550        $1,582        $1,282        $1,152
Ratio of expenses to average
   net assets .....................................        1.87%         1.82%         1.80%         1.83%         1.79%
Ratio of net income (loss) to average
   net assets .....................................        3.96%         3.60%         3.76%         4.13%         4.29%
Portfolio turnover rate ...........................       18.08%         5.55%        23.37%        20.22%        25.65%


----------
See footnotes on page 59.

NEW YORK FUND

                                                                           CLASS A
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.60         $8.28         $7.98         $7.86
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.39          0.38          0.40          0.41          0.42
   Net gains or losses on securities
      (both realized and unrealized) .......        0.08         (0.69)         0.40          0.32          0.12
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.47         (0.31)         0.80          0.73          0.54
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.39)        (0.38)        (0.40)        (0.41)        (0.42)
   Distributions from capital gains ........       (0.01)        (0.21)        (0.08)        (0.02)           --
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.40)        (0.59)        (0.48)        (0.43)        (0.42)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.77         $7.70         $8.60         $8.28         $7.98
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        6.28%        (3.86)%       10.02%         9.45%         6.97%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................     $69,549       $76,833       $84,822       $83,528       $82,719
Ratio of expenses to average
   net assets*** ...........................        0.70%         0.81%         0.81%         0.82%         0.77%
Ratio of net income (loss) to average
   net assets*** ...........................        5.17%         4.63%         4.74%         5.09%         5.24%
Portfolio turnover rate ....................        7.30%        11.85%        39.85%        23.83%        25.88%
Without expense reimbursement:
   Ratio of expenses to average net assets .        0.83%
   Ratio of net income to average net assets        5.04%

                                                         CLASS C
                                                 ------------------------
                                                  Year        5/27/99(**)
                                                  Ended           to
                                                 9/30/00       9/30/99
                                                 -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.14
                                                 -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized) .......        0.09         (0.44)
                                                 -------       -------
Total from investment operations ...........        0.41         (0.33)
                                                 -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.32)        (0.11)
   Distributions from capital gains ........       (0.01)           --
                                                 -------       -------
Total distributions ........................       (0.33)        (0.11)
                                                 -------       -------
Net asset value, end of period .............       $7.78         $7.70
                                                 =======       =======
Total Return: ..............................        5.46%        (4.22)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................        $402          $189
Ratio of expenses to average
   net assets*** ...........................        1.60%         1.69%+
Ratio of net income (loss) to average
   net assets*** ...........................        4.27%         3.96%+
Portfolio turnover rate ....................        7.30%        11.85%++
Without expense reimbursement:
   Ratio of expenses to average net assets .        1.73%
   Ratio of net income to average net assets        4.14%

                                                                             CLASS D
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.60         $8.29         $7.98         $7.87
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.32          0.30          0.32          0.34          0.34
   Net gains or losses on securities
      (both realized and unrealized) .......        0.09         (0.69)         0.39          0.33          0.11
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.41         (0.39)         0.71          0.67          0.45
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.32)        (0.30)        (0.32)        (0.34)        (0.34)
   Distributions from capital gains ........       (0.01)        (0.21)        (0.08)        (0.02)           --
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.33)        (0.51)        (0.40)        (0.36)        (0.34)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.78         $7.70         $8.60         $8.29         $7.98
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        5.46%        (4.73)%        8.88%         8.60%         5.86%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................      $2,593        $2,844        $2,182        $1,572        $1,152
Ratio of expenses to average
   net assets*** ...........................        1.60%         1.71%         1.72%         1.73%         1.68%
Ratio of net income (loss) to average
   net assets*** ...........................        4.27%         3.73%         3.83%         4.18%         4.33%
Portfolio turnover rate ....................        7.30%        11.85%        39.85%        23.83%        25.88%
Without expense reimbursement:
   Ratio of expenses to average net assets .        1.73%
   Ratio of net income to average net assets        4.14%


NORTH CAROLINA FUND

                                                                           CLASS A
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $8.30         $8.05         $7.84         $7.74
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.34          0.35          0.36          0.37          0.37
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.59)         0.31          0.24          0.11
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.39         (0.24)         0.67          0.61          0.48
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.34)        (0.35)        (0.36)        (0.37)        (0.37)
   Distributions from capital gains ........       (0.10)        (0.12)        (0.06)        (0.03)        (0.01)
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.44)        (0.47)        (0.42)        (0.40)        (0.38)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.54         $7.59         $8.30         $8.05         $7.84
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        5.36%        (3.07)%        8.60%         8.01%         6.39%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................     $24,987       $27,224       $32,358       $32,684       $35,934
Ratio of expenses to average net assets*** .        1.13%         1.06%         1.05%         1.09%         1.05%
Ratio of net income (loss) to average
   net assets*** ...........................        4.63%         4.38%         4.41%         4.66%         4.75%
Portfolio turnover rate ....................       11.96%         1.52%        20.37%        13.04%        15.12%
Without management fee waiver:
    Ratio of expenses to average net assets                                                                 1.06%
    Ratio of net income to average net
       Assets ..............................                                                                4.74%

                                                         CLASS C
                                                 ------------------------
                                                  Year        5/27/99(**)
                                                  Ended           to
                                                 9/30/00       9/30/99
                                                 -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $7.97
                                                 -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.38)
                                                 -------       -------
Total from investment operations ...........        0.34         (0.28)
                                                 -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.29)        (0.10)
   Distributions from capital gains ........       (0.10)           --
                                                 -------       -------
Total distributions ........................       (0.39)        (0.10)
                                                 -------       -------
Net asset value, end of period .............       $7.54         $7.59
                                                 =======       =======
Total Return: ..............................        4.58%        (3.62)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................        $544           $10
Ratio of expenses to average net assets*** .        1.88%         1.80%+
Ratio of net income (loss) to average
   net assets*** ...........................        3.88%         3.77%+
Portfolio turnover rate ....................       11.96%         1.52%++
Without management fee waiver:
    Ratio of expenses to average net assets
    Ratio of net income to average net
       Assets ..............................

                                                                             CLASS D
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $8.30         $8.05         $7.83         $7.74
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.29          0.29          0.30          0.31          0.31
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.59)         0.31          0.25          0.10
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.34         (0.30)         0.61          0.56          0.41
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.29)        (0.29)        (0.30)        (0.31)        (0.31)
   Distributions from capital gains ........       (0.10)        (0.12)        (0.06)        (0.03)        (0.01)
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.39)        (0.41)        (0.36)        (0.34)        (0.32)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.54         $7.59         $8.30         $8.05         $7.83
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        4.58%        (3.79)%        7.77%         7.33%         5.45%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................      $1,250        $1,682        $1,456        $1,217        $1,232
Ratio of expenses to average net assets*** .        1.88%         1.81%         1.82%         1.85%         1.81%
Ratio of net income (loss) to average
   net assets*** ...........................        3.88%         3.63%         3.64%         3.90%         3.99%
Portfolio turnover rate ....................       11.96%         1.52%        20.37%        13.04%        15.12%
Without management fee waiver:
    Ratio of expenses to average net assets                                                                 1.82%
    Ratio of net income to average net
       Assets ..............................                                                                3.98%


----------
See footnotes on page 59.

OHIO FUND

                                                                         CLASS A
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.64         $8.37         $8.19         $8.09         $8.11
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***........        0.39          0.38          0.40          0.42          0.43
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.02         (0.60)         0.29          0.17          0.02
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.41         (0.22)         0.69          0.59          0.45
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.39)        (0.38)        (0.40)        (0.42)        (0.43)
   Distributions from capital gains ......       (0.02)        (0.13)        (0.11)        (0.07)        (0.04)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.41)        (0.51)        (0.51)        (0.49)        (0.47)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.64         $7.64         $8.37         $8.19         $8.09
                                               =======       =======       =======       =======       =======
Total Return: ............................        5.58%        (2.68)%        8.77%         7.54%         5.68%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................    $128,364      $135,034      $153,126      $154,419      $162,243
Ratio of expenses to average
   net assets*** .........................        0.71%         0.81%         0.78%         0.81%         0.77%
Ratio of net income (loss) to average
   net assets*** .........................        5.21%         4.78%         4.92%         5.19%         5.32%
Portfolio turnover rate ..................        9.02%         6.07%        24.74%        11.76%        12.90%
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        0.84%
   Ratio of net income to average net
      assets .............................        5.08%

                                                       CLASS C
                                               ------------------------
                                                Year        5/27/99(**)
                                                Ended           to
                                               9/30/00       9/30/99
                                               -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.68         $8.06
                                               -------       -------
Income from investment operations:
   Net investment income (loss)***........        0.33          0.11
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.03         (0.38)
                                               -------       -------
Total from investment operations .........        0.36         (0.27)
                                               -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.33)        (0.11)
   Distributions from capital gains ......       (0.02)           --
                                               -------       -------
Total distributions ......................       (0.35)        (0.11)
                                               -------       -------
Net asset value, end of period ...........       $7.69         $7.68
                                               =======       =======
Total Return: ............................        4.78%        (3.51)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................        $222           $18
Ratio of expenses to average
   net assets*** .........................        1.61%         1.71%+
Ratio of net income (loss) to average
   net assets*** .........................        4.31%         3.99%+
Portfolio turnover rate ..................        9.02%         6.07%++
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        1.74%
   Ratio of net income to average net
      assets .............................        4.18%

                                                                           CLASS D
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.68         $8.41         $8.23         $8.13         $8.15
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***........        0.33          0.31          0.33          0.35          0.36
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.03         (0.60)         0.29          0.17          0.02
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.36         (0.29)         0.62          0.52          0.38
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.33)        (0.31)        (0.33)        (0.35)        (0.36)
   Distributions from capital gains ......       (0.02)        (0.13)        (0.11)        (0.07)        (0.04)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.35)        (0.44)        (0.44)        (0.42)        (0.40)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.69         $7.68         $8.41         $8.23         $8.13
                                               =======       =======       =======       =======       =======
Total Return: ............................        4.78%        (3.52)%        7.78%         6.57%         4.74%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................      $1,425        $1,327        $1,103        $1,160        $1,011
Ratio of expenses to average
   net assets*** .........................        1.61%         1.71%         1.69%         1.71%         1.67%
Ratio of net income (loss) to average
   net assets*** .........................        4.31%         3.88%         4.01%         4.29%         4.42%
Portfolio turnover rate ..................        9.02%         6.07%        24.74%        11.76%        12.90%
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        1.74%
   Ratio of net income to average net
      assets .............................        4.18%


OREGON FUND

                                                                         CLASS A
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $8.05         $7.87         $7.65         $7.66
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.36          0.35          0.36          0.38          0.40
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.52)         0.28          0.26            --
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.40         (0.17)         0.64          0.64          0.40
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.36)        (0.35)        (0.36)        (0.38)        (0.40)
   Distributions from capital gains ......       (0.05)        (0.05)        (0.10)        (0.04)        (0.01)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.41)        (0.40)        (0.46)        (0.42)        (0.41)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.47         $7.48         $8.05         $7.87         $7.65
                                               =======       =======       =======       =======       =======
Total Return: ............................        5.55%        (2.16)%        8.48%         8.60%         5.27%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................     $52,890       $54,473       $57,601       $55,239       $57,345
Ratio of expenses to average
   net assets ............................        0.89%         0.86%         0.88%         0.90%         0.86%
Ratio of net income (loss) to average
   net assets ............................        4.86%         4.52%         4.60%         4.88%         5.18%
Portfolio turnover rate ..................       14.46%        12.28%        12.62%        19.46%        28.65%

                                                       CLASS C
                                               ------------------------
                                                Year        5/27/99(**)
                                                Ended           to
                                               9/30/00       9/30/99
                                               -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $7.83
                                               -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.29          0.10
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.35)
                                               -------       -------
Total from investment operations .........        0.33         (0.25)
                                               -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.29)        (0.10)
   Distributions from capital gains ......       (0.05)           --
                                               -------       -------
Total distributions ......................       (0.34)        (0.10)
                                               -------       -------
Net asset value, end of period ...........       $7.47         $7.48
                                               =======       =======
Total Return: ............................        4.62%        (3.32)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................        $364     $      --
Ratio of expenses to average
   net assets ............................        1.79%         1.73%+
Ratio of net income (loss) to average
   net assets ............................        3.96%         3.77%+
Portfolio turnover rate ..................       14.46%        12.28%++

                                                                           CLASS D
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $8.04         $7.87         $7.64         $7.65
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.29          0.28          0.29          0.31          0.33
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.51)         0.27          0.27            --
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.33         (0.23)         0.56          0.58          0.33
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.29)        (0.28)        (0.29)        (0.31)        (0.33)
   Distributions from capital gains ......       (0.05)        (0.05)        (0.10)        (0.04)        (0.01)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.34)        (0.33)        (0.39)        (0.35)        (0.34)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.47         $7.48         $8.04         $7.87         $7.64
                                               =======       =======       =======       =======       =======
Total Return: ............................        4.62%        (2.92)%        7.37%         7.77%         4.33%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................      $2,465        $2,231        $2,650        $1,678        $1,540
Ratio of expenses to average
   net assets ............................        1.79%         1.76%         1.79%         1.80%         1.76%
Ratio of net income (loss) to average
   net assets ............................        3.96%         3.62%         3.69%         3.98%         4.28%
Portfolio turnover rate ..................       14.46%        12.28%        12.62%        19.46%        28.65%


----------
See footnotes on page 59.

PENNSYLVANIA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.49         $8.24         $7.96         $7.82         $7.79       $7.49         $7.88
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.34          0.34          0.35          0.36          0.38        0.28          0.10
    Net gains or losses on securities
       (both realized and unrealized)      0.05         (0.60)         0.36          0.24          0.12        0.04         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.39         (0.26)         0.71          0.60          0.50        0.32         (0.29)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.34)        (0.34)        (0.35)        (0.36)        (0.38)      (0.28)        (0.10)
    Distributions from capital gains      (0.05)        (0.15)        (0.08)        (0.10)        (0.09)      (0.05)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.39)        (0.49)        (0.43)        (0.46)        (0.47)      (0.33)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.49         $7.49         $8.24         $7.96         $7.82       $7.48         $7.49
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.33%        (3.38)%        9.20%         7.89%         6.57%       4.42%        (3.84)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $23,014       $25,142       $29,582       $30,092       $31,139        $202          $143
Ratio of expenses to average
   net assets .......................      1.28%         1.21%         1.19%         1.19%         1.11%       2.03%         1.93%+
Ratio of net income (loss) to average
   net assets .......................      4.56%         4.25%         4.34%         4.60%         4.82%       3.81%         3.69%+
Portfolio turnover rate .............     12.11%         7.80%        13.05%        32.99%         4.56%      12.11%         7.80%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.49         $8.23         $7.95         $7.81         $7.78
                                        -------       -------       -------       -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.28          0.28          0.29          0.30          0.32
    Net gains or losses on securities
       (both realized and unrealized)      0.04         (0.59)         0.36          0.24          0.12
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.32         (0.31)         0.65          0.54          0.44
                                        -------       -------       -------       -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.28)        (0.28)        (0.29)        (0.30)        (0.32)
    Distributions from capital gains      (0.05)        (0.15)        (0.08)        (0.10)        (0.09)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.33)        (0.43)        (0.37)        (0.40)        (0.41)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.48         $7.49         $8.23         $7.95         $7.81
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.42%        (3.99)%        8.36%         7.07%         5.76%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................      $600          $856          $607          $816          $876
Ratio of expenses to average
   net assets .......................      2.03%         1.96%         1.97%         1.96%         1.88%
Ratio of net income (loss) to average
   net assets .......................      3.81%         3.50%         3.56%         3.83%         4.05%
Portfolio turnover rate .............     12.11%         7.80%        13.05%        32.99%         4.56%

SOUTH CAROLINA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.67         $8.38         $8.16         $8.07         $7.97       $7.66         $8.08
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.38          0.38          0.39          0.40          0.41        0.31          0.11
    Net gains or losses on securities
       (both realized and unrealized)      0.07         (0.64)         0.29          0.22          0.12        0.07         (0.42)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.45         (0.26)         0.68          0.62          0.53        0.38         (0.31)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.38)        (0.38)        (0.39)        (0.40)        (0.41)      (0.31)        (0.11)
    Distributions from capital gains      (0.08)        (0.07)        (0.07)        (0.13)        (0.02)      (0.08)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.46)        (0.45)        (0.46)        (0.53)        (0.43)      (0.39)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.66         $7.67         $8.38         $8.16         $8.07       $7.65         $7.66
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      6.07%        (3.32)%        8.66%         7.99%         6.82%       5.12%        (4.01)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $81,138       $92,793      $106,328      $101,018      $108,163        $893          $335
Ratio of expenses to average
   net assets .......................      0.86%         0.83%         0.80%         0.84%         0.80%       1.76%         1.72%+
Ratio of net income (loss) to average
   net assets .......................      5.04%         4.65%         4.74%         5.04%         5.15%       4.14%         3.96%+
Portfolio turnover rate .............      3.49%        18.06%        16.63%           --         20.66%       3.49%        18.06%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.66         $8.38         $8.16         $8.06         $7.97
                                        -------       -------       -------       -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.31          0.30          0.31          0.33          0.34
    Net gains or losses on securities
       (both realized and unrealized)      0.07         (0.65)         0.29          0.23          0.11
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.38         (0.35)         0.60          0.56          0.45
                                        -------       -------       -------       -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.31)        (0.30)        (0.31)        (0.33)        (0.34)
    Distributions from capital gains      (0.08)        (0.07)        (0.07)        (0.13)        (0.02)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.39)        (0.37)        (0.38)        (0.46)        (0.36)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.65         $7.66         $8.38         $8.16         $8.06
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.12%        (4.32)%        7.68%         7.15%         5.73%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $4,443        $5,936        $5,594        $3,663        $2,714
Ratio of expenses to average
   net assets .......................      1.76%         1.73%         1.71%         1.75%         1.70%
Ratio of net income (loss) to average
   net assets .......................      4.14%         3.75%         3.83%         4.13%         4.25%
Portfolio turnover rate .............      3.49%        18.06%        16.63%           --         20.66%

----------

*    Per share amounts are based on average shares outstanding.

**   Commencement of offering of Class C shares.

*** During the periods stated, Seligman voluntarily reimbursed expenses and/or waived a portion of its management fees. These amounts reflect the effect of the expense reimbursements and/or fee waivers.

+    Annualized.

++   For the year ended September 30, 1999.

How to Contact Us


The Fund                  Write:      Corporate Communications/
                                      Investor Relations Department
                                      J. & W. Seligman & Co. Incorporated
                                      100 Park Avenue, New York, NY 10017

                          Phone:      Toll-Free (800) 221-7844 in the US or
                                      (212) 850-1864 outside the US

                          Website:    http://www.seligman.com

Your Regular
(Non-Retirement)
Account                   Write:      Shareholder Services Department
                                      Seligman Data Corp.
                                      100 Park Avenue, New York, NY 10017

                          Phone:      Toll-Free (800) 221-2450 in the US or
                                      (212) 682-7600 outside the US

                          Website:    http://www.seligman.com




                       ----------------------------------------
                       24-hour automated telephone access is
                       available by dialing (800) 622-4597 on a
                       touchtone telephone. You will have
                       instant access to price, yield, account
                       balance, most recent transaction, and
                       other information.
                       ----------------------------------------

For More Information



                --------------------------------------------------

                The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

                Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

                Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                --------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBERS: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                      SELIGMAN MUNICIPAL FUND SERIES, INC.

   National Fund, Colorado Fund, Georgia Fund, Louisiana Fund, Maryland Fund, Massachusetts Fund, Michigan Fund, Minnesota Fund, Missouri Fund, New York Fund,
                   Ohio Fund, Oregon Fund, South Carolina Fund


                       Statement of Additional Information

                                February 1, 2001


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2001. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Funds at the above address or telephone numbers.


The financial statements and notes included in the Funds' Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents


        Fund History ...................................................  2
        Description of the Funds and their Investments and Risks .......  2
        Management of the Funds ........................................  7
        Control Persons and Principal Holders of Securities ............  12
        Investment Advisory and Other Services .........................  19
        Brokerage Allocation and Other Practices .......................  28
        Capital Stock and Other Securities .............................  29
        Purchase, Redemption, and Pricing of Shares ....................  29
        Taxation of the Funds ..........................................  34
        Underwriters ...................................................  43
        Calculation of Performance Data ................................  45
        Financial Statements............................................  56
        General Information.............................................  56
        Appendix A .....................................................  57
        Appendix B......................................................  60
        Appendix C......................................................  109


TEA1A

                                  Fund History

Seligman Municipal Fund Series, Inc. was incorporated in Maryland on August 8, 1983.

            Description of the Funds and their Investments and Risks

Classification

Seligman Municipal Fund Series, Inc. is a non-diversified, open-end management investment company, or mutual fund. It consists of thirteen separate series:

National Municipal Series (National Fund)              Minnesota Municipal Series (Minnesota Fund)
Colorado Municipal Series (Colorado Fund)              Missouri Municipal Series (Missouri Fund)
Georgia Municipal Series (Georgia Fund)                New York Municipal Series (New York Fund)
Louisiana Municipal Series (Louisiana Fund)            Ohio Municipal Series (Ohio Fund)
Maryland Municipal Series (Maryland Fund)              Oregon Municipal Series (Oregon Fund)
Massachusetts Municipal Series (Massachusetts Fund)    South Carolina Municipal Series (South Carolina Fund)
Michigan Municipal Series (Michigan Fund)

Investment Strategies and Risks

The following information regarding the Funds' investments and risks supplements the information contained in the Prospectus.

The Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local income taxes, to the extent consistent with the preservation of capital and with consideration given to opportunities for capital gain.


Each Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. Each Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, a Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.


Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this SAI.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of a Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

Municipal Securities. Municipal securities include short-term notes, commercial paper, and intermediate and long-term bonds issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and in certain instances, applicable state or local income taxes. Municipal securities are traded primarily in the over-the-counter market. A Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Funds invest principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.




The Funds may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. A Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that a Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or insurer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, a Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. A Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Each Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by a Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Funds currently do not purchase participation interests and have no current intention of doing so.

When-Issued Securities. Each Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. A Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date. A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. A Fund meets in respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in each Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. Each Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, each Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and (except for the National Fund) regular, personal income tax of its designated state. Such interest, however, may be subject to the federal alternative minimum tax and any applicable state alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of a Fund's net assets.

Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and a Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, a Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). A Fund will not purchase additional portfolio securities if such Series has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed by the US Government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for directors;

- Purchase or hold any real estate, including limited partnership interests on real property, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers;

-    Purchase or sell commodities or commodity contracts; or

- Make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. No Fund has a present intention of entering into repurchase agreements.

A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of a Fund, municipal securities satisfying a Fund's investment objectives may not be purchased, a Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not regular personal state income taxes. Such securities would include those described under "Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, a Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates but a Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for each Fund for the fiscal years ended September 30, 2000 and 1999 were: National
- 6.54% and 13.37%; Colorado - 8.81% and 7.91%; Georgia - 9.57% and 23.93%;
Louisiana - -0-% and 8.67%; Maryland - 9.76% and 1.80%; Massachusetts - 22.46% and 23.88%; Michigan - 7.80% and 3.73%; Minnesota - 12.38% and 9.74%; Missouri - 6.00% and 10.43%; New York - 7.30% and 11.85%; Ohio - 9.02% and 6.07%; Oregon -
14.46% and 12.28%; and South Carolina - 3.49% and 18.06%. The fluctuation in portfolio turnover rates of certain Funds in fiscal years 2000 and 1999 resulted from conditions in the specific state and/or the market in general. A Fund's portfolio turnover rate will not be a limiting factor when a Fund deems it desirable to sell or purchase securities.


                             Management of the Funds

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Funds.

Management Information

Directors and officers of the Funds, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

            Name,                  Position(s)                                      Principal
          (Age) and                    Held                                   Occupation(s) During
           Address                  With Fund                                     Past 5 Years
           -------                  ---------                                     ------------

     William C. Morris*        Director, Chairman of     Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
            (62)                  the Board, Chief       Executive Officer, the Seligman Group of investment companies;
                               Executive Officer and     Chairman, Seligman Advisors, Inc, Seligman Services, Inc., and Carbo
                                  Chairman of the        Ceramics Inc., ceramic proppants for oil and gas industry; and
                                Executive Committee      Director, Seligman Data Corp., Kerr-McGee Corporation, diversified energy company.  Formerly, Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.

            Name,                  Position(s)                                      Principal
          (Age) and                    Held                                   Occupation(s) During
           Address                  With Fund                                     Past 5 Years
           -------                  ---------                                     ------------

       Brian T. Zino*           Director, President     Director and President, J. & W. Seligman & Co. Incorporated; President
            (48)                 and Member of the      (with the exception of Seligman Quality Municipal Fund, Inc. and
                                Executive Committee     Seligman Select Municipal Fund, Inc.) and Director or Trustee, the
                                                        Seligman Group of investment companies; Member of the Board of
                                                        Governors of the Investment Company Institute and Director, ICI Mutual
                                                        Insurance Company; Chairman, Seligman Data Corp.; and Director,
                                                        Seligman Advisors, Inc. and Seligman Services, Inc.

    Richard R. Schmaltz*        Director and Member     Director and Managing Director, Director of Investments, J. & W.
            (60)                  of the Executive      Seligman & Co. Incorporated; Director or Trustee, the Seligman Group
                                     Committee          of investment companies (except Seligman Cash Management Fund, Inc.);
                                                        and Trustee Emeritus of Colby College.  Formerly, Director, Seligman
                                                        Henderson Co., and Director, Investment Research at Neuberger & Berman
                                                        from May 1993 to September 1996.

       John R. Galvin                Director           Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
            (71)                                        University; Director or Trustee, the Seligman Group of investment
     2714 Jodeco Circle                                 companies; Chairman Emeritus, American Council on Germany; Governor of
     Jonesboro, GA 30236                                the Center for Creative Leadership; Director; Raytheon Co.,
                                                        electronics; National Defense University; and the Institute for Defense
                                                        Analysis. Formerly, Director, USLIFE Corporation, life insurance;
                                                        Ambassador, U.S. State Department for negotiations in Bosnia; Distinguished
                                                        Policy Analyst at Ohio State University and Olin Distinguished Professor of
                                                        National Security Studies at the United States Military Academy. From June
                                                        1987 to June 1992, he was the Supreme Allied Commander, Europe and the
                                                        Commander-in-Chief, United States European Command.

      Alice S. Ilchman               Director           Retired President, Sarah Lawrence College; Director or Trustee, the
            (65)                                        Seligman Group of investment companies; Trustee, the Committee for
     18 Highland Circle                                 Economic Development; and Chairman, The Rockefeller Foundation,
    Bronxville, NY 10708                                charitable foundation.  Formerly, Trustee, The Markle Foundation, philanthropic organization; and Director, New York Telephone Company and International Research and Exchange Board, intellectual exchanges.

      Frank A. McPherson             Director           Retired Chairman and Chief Executive Officer of Kerr-McGee
             (67)                                       Corporation, diversified energy company; Director or Trustee, the
        2601 Northwest                                  Seligman Group of investment companies; Director, Kimberly-Clark
    Expressway, Suite 805E                              Corporation, consumer products; Conoco Inc., oil exploration and
    Oklahoma City, OK 73112                             production; Bank of Oklahoma Holding Company; Baptist Medical Center;
                                                        Oklahoma Chapter of the Nature Conservancy; Oklahoma Medical Research
                                                        Foundation; and National Boys and Girls Clubs of America; and Member of the
                                                        Business Roundtable and National Petroleum Council. Formerly, Chairman,
                                                        Oklahoma City Public Schools Foundation; and Director, Federal Reserve
                                                        System's Kansas City Reserve Bank and the Oklahoma City Chamber of
                                                        Commerce.

            Name,                  Position(s)                                      Principal
          (Age) and                    Held                                   Occupation(s) During
           Address                  With Fund                                     Past 5 Years
           -------                  ---------                                     ------------

        John E. Merow                Director        Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;
            (71)                                     Director or Trustee, the Seligman Group of investment companies;
      125 Broad Street,                              Director, Commonwealth Industries, Inc., manufacturers of aluminum
     New York, NY 10004                              sheet products; the Foreign Policy Association; Municipal Art Society
                                                     of New York; the U.S. Council for International Business; and New
                                                     York-Presbyterian Hospital; Chairman, New York-Presbyterian Healthcare
                                                     Network, Inc.; Vice-Chairman, the U.S.-New Zealand Council; and Member
                                                     of the American Law Institute and Council on Foreign Relations.

       Betsy S. Michel               Director        Attorney; Director or Trustee, the Seligman Group of investment
            (58)                                     companies; Trustee, The Geraldine R. Dodge Foundation, charitable
        P.O. Box 719                                 foundation.  Formerly, Chairman of the Board of Trustees of St.
     Gladstone, NJ 07934                             George's School (Newport, RI) and Director, the National Association
                                                     of Independent Schools (Washington, DC).

       James C. Pitney               Director        Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director or
            (74)                                     Trustee, the Seligman Group of investment companies. Formerly,
    Park Avenue at Morris                            Director, Public Service Enterprise Group, public utility.
   County, P.O. Box 1945,
    Morristown, NJ 07962

      James Q. Riordan               Director        Director or Trustee, the Seligman Group of investment companies;
            (73)                                     Director, The Houston Exploration Company, oil exploration; The
  2893 S.E. Ocean Boulevard,                         Brooklyn Museum, KeySpan Energy Corporation; and Public Broadcasting
      Stuart, FL 34996                               Service; and Trustee, the Committee for Economic Development.
                                                     Formerly, Co-Chairman of the Policy Council of the Tax Foundation;
                                                     Director, Tesoro Petroleum Companies, Inc. and Dow Jones & Company,
                                                     Inc., business and financial news company; Director and President,
                                                     Bekaert Corporation, high-grade steel cord, wire and fencing products company; and Co-Chairman, Exxon Mobil Corporation; petroleum and petrochemicals company.

       Leroy C. Richie               Director        Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.,
            (59)                                     Director or Trustee, the Seligman Group of investment companies;
 Q Standards Worldwide, Inc.                         Director, Kerr-McGee Corporation, diversified energy company; SunGard
  920 E. Lincoln, Suite 11                           Risk and Trading Systems, integrated IT solutions and eProcessing
    Birmingham, MI 48009                             company; Chairman, Highland Park Michigan Economic Development Corp;
                                                     Trustee, New York University Law Center Foundation and Vice Chairman,
                                                     Detroit Medical Center.  Formerly, Chairman and Chief Executive
                                                     Officer, Capital Coating Technologies, Inc., applied coating technologies company; Vice President and General Counsel, Automotive
                                                     Legal Affairs, Chrysler Corporation.

      Robert L. Shafer               Director        Retired Vice President, Pfizer Inc., pharmaceuticals; Director or
            (68)                                     Trustee, the Seligman Group of investment companies.  Formerly,
    96 Evergreen Avenue,                             Director, USLIFE Corporation, life insurance.
        Rye, NY 10580

            Name,                  Position(s)                                      Principal
          (Age) and                    Held                                   Occupation(s) During
           Address                  with Fund                                     Past 5 Years
           -------                  ---------                                     ------------

      James N. Whitson               Director        Director and Consultant, Sammons Enterprises, Inc., a diversified
            (65)                                     holding company; Director or Trustee, the Seligman Group of investment
   6606 Forestshire Drive                            companies; Director, C-SPAN and CommScope, Inc., manufacturer of
      Dallas, TX 75230                               coaxial cables.  Formerly, Executive Vice President, Chief Operating
                                                     Officer, Sammons Enterprises, Inc.

       Thomas G. Moles          Vice President and   Director and Managing Director, J. & W. Seligman & Co. Incorporated;
             (58)               Portfolio Manager    Vice President and Portfolio Manager, Seligman Municipal Series Trust,
                                                     Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania
                                                     Municial Fund Series; President and Portfolio Manager, Seligman
                                                     Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.,
                                                     closed-end investment companies; and Director, Seligman Advisors, Inc.
                                                     and Seligman Services, Inc.

       Thomas G. Rose             Vice President     Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated,
            (43)                                     Seligman Advisors, Inc. and Seligman Data Corp.; Vice President, the
                                                     Seligman Group of investment companies, Seligman International, Inc.
                                                     and Seligman Services, Inc.  Formerly, Treasurer, the Seligman Group
                                                     of investment of companies and Seligman Data Corp.

      Lawrence P. Vogel           Vice President     Senior Vice President and Treasurer, Investment Companies, J. & W.
            (44)                  and Treasurer      Seligman & Co. Incorporated; Vice President and Treasurer, the
                                                     Seligman Group of investment companies.  Formerly, Senior Vice
                                                     President, Finance, J. & W. Seligman & Co. Incorporated, Seligman
                                                     Advisors, Inc., Seligman International, Inc. and Seligman Data Corp.;
                                                     Vice President, Seligman Services, Inc.;  and Treasurer, Seligman
                                                     Henderson Co.

       Frank J. Nasta               Secretary        General Counsel, Senior Vice President, Law and Regulation and
            (36)                                     Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary,
                                                     the Seligman Group of investment companies; and Corporate Secretary,
                                                     Seligman Advisors, Inc.,  Seligman Services, Inc., Seligman
                                                     International, Inc. and Seligman Data Corp.  Formerly, Corporate
                                                     Secretary, Seligman Henderson Co.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman, and Messrs. Richard R. Schmaltz and Brian T. Zino.


Directors and officers of the Funds are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Funds                          from Funds (1)       Fund Expenses           to Directors (1)(2)
       -------------------                          --------------       -------------           -------------------

William C. Morris, Director and Chairman                 N/A                 N/A                         N/A
Brian T. Zino, Director and President                    N/A                 N/A                         N/A
Richard R. Schmaltz, Director                            N/A                 N/A                         N/A
John R. Galvin, Director                              $8,295                 N/A                     $84,000
Alice S. Ilchman, Director                             8,295                 N/A                      87,000
Frank A. McPherson, Director                           8,035                 N/A                      85,000
John E. Merow, Director                                8,295                 N/A                      87,000
Betsy S. Michel, Director                              8,295                 N/A                      87,000
James C. Pitney, Director                              8,295                 N/A                      87,000
Leroy C. Richie, Director(4)                               0                 N/A                           0
James Q. Riordan, Director                             8,295                 N/A                      87,000
Robert L. Shafer, Director                             7,573                 N/A                      81,000
James N. Whitson, Director                             8,295(3)              N/A                      87,000(3)

(1)  For the Funds' fiscal year ended September 30, 2000.

(2) The Seligman Group of investment companies consists of twenty-one investment companies.


(3)  Deferred.

(4) Director did not receive compensation during the Fund's fiscal year ended September 30, 2000.


Seligman Municipal Fund Series, Inc. has a compensation arrangement under which outside directors may elect to defer receiving their fees. Seligman Municipal Fund Series, Inc. has adopted a deferred compensation plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by
J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Funds' financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Funds to Mr. Whitson as of September 30, 2000 was $61,536.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $83,357 and $28,171, respectively, as of September 30, 2000.


Each Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.

Sales Charges

Class A shares of each Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Funds, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to a Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through a broker/dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of January 5, 2001, there was no person or persons who controlled any of the Funds, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 5, 2001, the following entities owned of record more than 5% of the then outstanding capital stock of a Class of shares of the following Funds:


                                                                                    Percentage
                                                                                     of Total
                                                                                    Outstanding
                                                                                       Fund

          Name and Address                                       Fund/Class         Shares Held
          MLPF&S for the Sole Benefit of its Customers, Attn:    National/A            6.48%
          Fund Administration, 4800 Dear Lake Drive East,
          Jacksonville, FL  32246

          Charles A. Jordan III & Jeanne M. Jourdan JT/WROS,     National/C           13.39%
          4720 Lake Havasu Trl, Forth Worth, TX  76103-1031


          Donaldson Lufkin Jenrette Securities Corporation       National/C            7.41%
          Inc., PO Box 2052, Jersey City, NJ  07303-9998

          Wachovia Securities, Inc., FBO Customer, PO Box        National/C            5.21%
          1220, Charlotte, NC  28201-1220

          Delbert J Smith & Jackie W. Brodnax-Smith JT TEN, PO   National/C            5.20%
          Box 127, Centerton, AR  72719

          Alice Pauls TRUST, 9652 Meadow Lane, Leawood, KS       National/D            7.67%
          66206-2259

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   National/D           47.06%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Colorado/A            5.59%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Salomon Smith Barney Inc, 333 West 34th Street, New    Colorado/C           65.46%
          York, NY 10001

          PaineWebber for the Benefit of Ilse M. Rigsby, 3329    Colorado/C           34.52%
          East Bayaud Avenue, Denver, CO  80209

          John and Betty Thompson JTTEN, 1447 S. Fairfax St.,    Colorado/D           15.39%
          Denver, CO 80222

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Colorado/D           70.86%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          LPL Financial Services, 9785 Towne Centre Drive, San   Colorado/D            6.66%
          Diego, CA  92121-1968

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Georgia/A            17.00%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Salomon Smith Barney Inc, 333 West 34th Street, New    Georgia/C            52.18%
          York, NY 10001

          Salomon Smith Barney Inc, 333 West 34th Street, New    Georgia/C            25.33%
          York, NY 10001

          Wachovia Securities Inc., FBO Accounts, PO Box 1220,   Georgia/C            16.79%
          Charlotte, NC 28201-1220

          Kathleen M. Nagy, 2417 Cedarwood Ct., Marietta, GA     Georgia/C             5.69%
          30068-3613

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Georgia/D            34.82%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Raymond James & Associates, Inc. for Elite Accounts,   Georgia/D             6.42%
          FAO Andre Cotella & Micheline Hunt JTWROS, 102
          Mitchell Ct, Warner Robins, GA 31093



          Wachovia Securities Inc, FBO Accounts PO Box 1220,     Georgia/D             5.74%
          Charlotte, NC  28201-1220

          Thelma E. Aungst, 308 Williamsburg Avenue, Warner      Georgia/D             5.68%
          Robins, GA  31088

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Louisiana/A          19.72%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL  32246

          Legg Mason Wood Walker Inc, PO Box 1476, Baltimore,    Louisiana/C          55.09%
          MD 21202

          Carmen Mauer Erwin Family Limited Partnership, 11051   Louisiana/C          26.75%
          GS Pt Hundson, Zachary, LA 70791

          PaineWebber for the Benefit of Hastings                Louisiana/C          13.56%
          Underwritings Limited, GCM Building, Collymore Rock,
          St. Michael, Barbados

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Louisiana/D          68.68%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL  32246

          Prudential Securities Inc, FBO Dr. Avery Cook, 3405    Louisiana/D          11.31%
          Holly Hill Rd., Lake Charles, LA  70605-1318

          Dean Witter for the Benefit of Mr. Ralph Balentine,    Louisiana/D          10.43%
          PO Box 250 Church Street Station, New York, NY
          71111-6050

          Post & Co FBO Accounts, c/o Bank of New York, Attn:    Louisiana/D           8.57%
          Mutual Fund/Reorg Dept., PO Box 1066 Wall St.
          Station, New York, NY 10268

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Maryland/A            8.82%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Salomon Smith Barney Inc, 333 West 34th Street, New    Maryland/C           38.54%
          York, NY 10001

          PaineWebber for the Benefit of Marjorie Anne Ryder     Maryland/C           35.21%
          Trust, 6735 Allview Drive, Columbia, MD 21046

          Francine B. Reich, 550 Rest Avenue, Catonsville, MD    Maryland/C           11.96%
          21228-4739

          PaineWebber for the Benefit of Josephine D. Stephens   Maryland/C            8.13%
          Revocable Trust, 42 Kimball Court, Baltimore, MD
          21228

          Salomon Smith Barney Inc, 333 West 34th Street, New    Maryland/C            5.08%
          York, NY 10001

          Harry Headley REV TRUST, 21041 Goshen Road,            Maryland/D           19.20%
          Gaithersburg, MD 20882-4226



          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Maryland/D           11.39%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          David E. Jordan & Jane D. Jordan JT/WROS, 3303 Kelox   Maryland/D            5.09%
          Rd., Baltimore, MD  21207

          Salomon Smith Barney Inc, 333 West 34th Street, 3rd    Massachusetts/C      23.09%
          Fl, New York, NY 10001

          PaineWebber for the Benefit of Jeffry Wisnia &         Massachusetts/C      19.89%
          Judith Wisnia JTWROS, Wisnia Family Jewels, 20
          Surrey Road, Winchester, MA  01890-2305

          PaineWebber for the Benefit of Corinna Pena Cust for   Massachusetts/C       9.74%
          Phylicia Pena UMGTMA, 34 Grace Lane,
          Southbridge, MA 01550

          Prudential Securities Inc. FBO Ms. Rosemarie Sekler,   Massachusetts/C       9.68%
          96-6 Belmont Court, Brockton, MA 02301-5544

          PaineWebber for the Benefit of Guy J. Ciannavei, 134   Massachusetts/C       8.12%
          North Street, Walpole, MA 02081

          PaineWebber for the Benefit of Richard J. Grand, 220   Massachusetts/C       8.06%
          Buckminster Rd., Brookline, MA  02445-5806

          Salomon Smith Barney Inc, 333 West 34th Street, 3rd    Massachusetts/C       6.60%
          Fl, New York, NY 10001

          PaineWebber for the Benefit of Guy and Joanne          Massachusetts/C       6.39%
          Ciannavei JT TEN, 134 North Street, Walpole, MA
          02081-2959

          NFSC FEBO, Mark and Susan Kaplan, 74 Dennison          Massachusetts/C       5.61%
          Avenue, Swampscott, MA  01907

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Massachusetts/D      38.20%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Donaldson Lufkin Jenrette Securities Corporation       Massachusetts/D      10.71%
          Inc., PO Box 2052, Jersey City, NJ  07303-9998

          Donaldson Lufkin Jenrette Securities Corporation       Massachusetts/D       9.89%
          Inc., PO Box 2052, Jersey City, NJ  07303-9998

          ADVEST, Inc., FBO Customers, 90 State House Square,    Massachusetts/D       6.56%
          Hartford, CT  06103

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Michigan/A            6.02%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL  32246

          PaineWebber for the Benefit of Lillian Knoop, 2005     Michigan/C           53.35%
          Kenmore, Grosse Pt Woods, MI  48236-1931



          NFSC FEBO Clara Burrell, Jerri Leighton, 934 D.        Michigan/C           12.22%
          Grenoble Dr., Lansing, MI 48917

          PaineWebber for the Benefit of Horowitz Investment     Michigan/C           11.35%
          Trust, 1451 Stanlake, East Lansing, MI  48823

          LEWCO Securities Corp, FBO Customer, 34 Exchange       Michigan/C           11.10%
          Place, Jersey City, NJ  07311

          MLPF&S For the Sole Benefit of Customers, Attn. Fund   Michigan/D           38.19%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL  32246

          AG Edwards & Sons, Inc. FBO Veronica & James Kellar,   Michigan/D            6.84%
          One North Jefferson, St. Louis, MO  63103-2287

          Raymond James & Assoc Inc. FBO Jean Ice Trust, 11926   Michigan/D            6.00%
          Fifteen Mile, Sterling Hgts, MI

          Bruce G. Olson, PO Box 102, Traverse City, MI          Michigan/D            5.43%
          49685-0121

          Edward & Gertrude Wigley JT TEN, 21721 519 Avenue,     Minnesota/C          55.34%
          Lake Crystal, MN  56055-9654

          Katherin & Gary Wilaby JT TEN, 704 Lakeview, N.        Minnesota/C          34.15%
          Mankato, MN  56003

          PaineWebber for the Benefit of Sharon Klein, 3740      Minnesota/C          10.49%
          Wellinton Lane, Plymouth, MN  55441

          MLPF&S For the Sole Benefit of Customers, Attn. Fund   Minnesota/D          30.82%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL  32246

          Wells Fargo Investments LLC, FBO Customers, 420        Minnesota/D           8.95%
          Montgomery Street, San Francisco, CA  94104

          Alice Bisgaard TTEE Alice Bisgaard REVTR c/o Carol     Minnesota/D           8.32%
          Davis, 8707 Gaines Avenue, Orangevale, CA  95662

          Hilmer and Ethel Nelson TTEES Bradley Nelson, 4        Minnesota/D           7.13%
          North Mallard Road, North Oaks, MN  55127

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Missouri/A           11.48%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL  32246

          CIBC World Markets Corp., FBO Account, PO Box 3484,    Missouri/C           78.28%
          Church Street Station, New York, NY 10008-3484

          George E. and Henrietta M. Beck JT TEN, 5474           Missouri/C           21.71%
          Hodiamont, Jennings, MO 63136



          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Missouri/D           33.27%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL  32246

          FISERV Securities Inc. FAO, Attn Mutual Funds Dept.,   Missouri/D           15.86%
          One Commerce Square, 2005 Market Street, Suite 1200,
          Philadelphia, PA  19103

          FISERV Securities Inc. FAO, Attn Mutual Funds Dept.,   Missouri/D           15.81%
          One Commerce Square, 2005 Market Street, Suite 1200,
          Philadelphia, PA  19103

          CIBC World Markets Corp., FBO Account, PO Box 3484,    Missouri/D           10.38%
          Church Street Station, New York, NY  10008-3484

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   New York/A            5.87%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Salomon Smith Barney Inc, 333 West 34th Street, 3rd    New York/C           22.16%
          Fl, New York, NY 10001

          Prudential Securities, Inc. FBO Dorothy Poveromo       New York/C           18.92%
          Living Trust, Smithtown, NY  11787-1008

          Joseph Chiaramonte, 5614 Avenue T, Brooklyn, NY        New York/C           12.82%
          11234

          Donaldson Lufkin Jennrette Securities Corporation      New York/C           11.36%
          Inc., PO Box 2052, Jersey City, NJ  07303-2052

          Donaldson Lufkin Jennrette Securities Corporation      New York/C            6.45%
          Inc., PO Box 2052, Jersey City, NJ  07303-2052

          PaineWebber for the Benefit of Elsie Willendrup        New York/C            5.46%
          Revocable Trust, 27 Country Fair Lane, Scotia, NY
          12302

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   New York/D           36.66%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          PaineWebber for Benefit of Diana Riklis, 1020 Park     New York/D           29.89%
          Avenue, New York, NY  10028

          PaineWebber for the Benefit of Nathan and Vivian       New York/D            6.29%
          Lorman JTWROS, 130 East 63rd Street, New York, NY
          10021

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Ohio/A                6.48%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          PaineWebber for the Benefit of Mark & Christine        Ohio/C               38.56%
          Zelnik JTWROS, 500 Trillium Dr, PO Box 170,
          Galloway, OH  43119-0170



          William and Debra Teeters JT TEN, 441 Sugarbrook,      Ohio/C               37.69%
          Bellbrook, OH  45305

          Bette Gillman, 2401 Ingleside Avenue, Cincinnati,      Ohio/C               18.04%
          OH  45206

          PaineWebber for the Benefit of Jean Voegeli Trust,     Ohio/C                5.68%
          2075 S. Kennison Dr., Toledo, OH  43609

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   Ohio/D               24.42%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Raymond James & Assoc Inc for Elite Accounts, Gerald   Ohio/D               15.03%
          O'Malley Succ Trust 35105 Lisle Ct, Willoughby, OH
          44094

          Bruce Tomcik & Geraldine Linnevers JT TEN, PO Box      Ohio/D               10.39%
          444, No Olmsted, OH 44070-0444

          McDonald Investments Inc FBO Customers, Suite 2100,    Ohio/D                9.18%
          800 Superior Avenue, Cleveland, OH  44114

          Valerie Farkas, 25450 Twickenham Drive, Beachwood,     Ohio/D                5.32%
          OH 44122-1389

          Virginia Card Polley, Holladay Park Plaza, 1300 NE     Oregon/C             42.03%
          16th Avenue, Portland, OR  97232

          Dean Witter for the Benefit of James Robinson, PO      Oregon/C             28.86%
          Box 250 Church Street Station, New York, NY
          97219-2010

          Dean Witter for the Benefit of Marian Swearingen       Oregon/C             15.93%
          Trust, PO Box 250 Church Street Station, New York,
          OR  97219-2010

          Dean Witter for the Benefit of Norman Tucker, PO Box   Oregon/C             13.15%
          250 Church Street Station, New York, OR  97219-2010

          MLPF&S for Sole Benefit of Customers Attn Fund         Oregon/D             20.64%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          PaineWebber for the Benefit of Howard and Helen        Oregon/D             14.04%
          Wills Exemption Trust, 137 Wiggo Lane, Glide, OR
          97443

          Gregory P Peterson, 3410 NW Raven Pl, Corvallis, OR    Oregon/D              5.18%
          97330

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   South Carolina/A     10.61%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          Prudential Securities Inc. FBO Roland Down Trust,      South Carolina/C     29.82%
          Bluffton, SC  29910-4510



          Wachovia Securities Inc, FBO Accounts, PO Box 1220,    South Carolina/C     21.22%
          Charlotte, NC 28201-1220

          PaineWebber for the Benefit of Sondra Burson, 11       South Carolina/C     15.20%
          Anglers Pond Lane, Hilton Head, SC 29926

          Edward Jones and Vivian Black, PO Box 2500, Maryland   South Carolina/C     10.58%
          Heights, MO  63043-8500

          Philip Lafollette, 433 Shamrock Court, Chapin, SC      South Carolina/C      7.37%
          29036

          Mark and Sue Groce JTWROS, PO Box 425, Taylors, SC     South Carolina/C      5.37%
          29687

          MLPF&S for the Sole Benefit of Customers, Attn. Fund   South Carolina/D     17.62%
          Administration, 4800 Deer Lake Drive East,
          Jacksonville, FL 32246

          John Toal, 294 Chippewa Drive, Columbia, SC            South Carolina/D     10.38%
          29210-6509

          Edna Bessent, Eden Gardens, 491 Hwy 17, Little         South Carolina/D      5.04%
          River, SC  29566-8224


Management Ownership


As of January 5, 2001, Directors and officers of the Funds as a group owned less than 1% of the then outstanding Class A, Class C and Class D shares of capital stock of the Funds, with the exception of the National Fund and New York Fund for which Directors and officers as a group owned 1.62% and 2.26%, respectively, of the then outstanding Class A shares of capital stock of these Funds.


                     Investment Advisory and Other Services

Investment Manager


Seligman manages the Funds. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William
C. Morris owns a majority of the outstanding voting securities of Seligman. See Appendix C to this SAI for further history of Seligman.


All of the officers of the Funds listed above are officers or employees of Seligman. Their affiliations with the Funds and with Seligman are provided under their principal business occupations.


The Funds pay Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of each Fund's average daily net assets. The following chart indicates the management fees paid by each Fund for the fiscal years ended September 30, 2000, 1999 and 1998.

                                                 Fiscal           Management
                                                  Year               Fee
                    Fund                         Ended             Paid ($)
                    ----                         -----             --------
                    National                    9/30/00           $472,503

                                                9/30/99             527,074
                                                9/30/98             522,358

                                                 Fiscal           Management
                                                  Year               Fee
                    Fund                         Ended             Paid ($)
                    ----                         -----             --------

                    Colorado                    9/30/00            $204,606
                                                9/30/99             236,902
                                                9/30/98             236,819

                    Georgia                     9/30/00            $206,690
                                                9/30/99             247,712
                                                9/30/98             253,187

                    Louisiana                   9/30/00            $246,477
                                                9/30/99             276,780
                                                9/30/98             283,699

                    Maryland                    9/30/00            $246,125
                                                9/30/99             280,990
                                                9/30/98             276,179

                    Massachusetts               9/30/00            $445,379
                                                9/30/99             527,272
                                                9/30/98             545,891

                    Michigan                    9/30/00            $604,508
                                                9/30/99             696,613
                                                9/30/98             726,553

                    Minnesota                   9/30/00            $513,601
                                                9/30/99             596,977
                                                9/30/98             614,405

                    Missouri                    9/30/00            $202,975
                                                9/30/99             242,203
                                                9/30/98             260,574

                    New York                    9/30/00            $369,445
                                                9/30/99             428,752
                                                9/30/98             426,872

                    Ohio                        9/30/00            $646,201
                                                9/30/99             740,911
                                                9/30/98             768,368

                    Oregon                      9/30/00            $272,180
                                                9/30/99             299,155
                                                9/30/98             287,757

                    South Carolina              9/30/00           $450,635
                                                9/30/99             542,489
                                                9/30/98             539,515


The Funds pay all of their expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Directors of the Funds not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Directors to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Funds for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was unanimously adopted by the Board of Directors at a Meeting held on October 11, 1988 and was approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement with respect to a Fund will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified a Fund at least 60 days prior to December 29 of any year that it does not desire such continuance. The Management Agreement may be terminated by a Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. Seligman Municipal Fund Series, Inc. has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Funds. Those individuals identified above under "Management Information" as directors or officers of both the Funds and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Directors, Seligman manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Funds with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Funds who are employees or consultants of Seligman and of the officers and employees of the Funds. Seligman also provides senior management for Seligman Data Corp., the Funds' shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to any of the Funds.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise any Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                   Sales Charge           Sales Charge              Reallowance
                                     as a % of            as a % of Net              as a % of
Amount of Purchase               Offering Price(1)       Amount Invested          Offering Price
------------------               -----------------       ---------------          --------------
Less than  $ 50,000                      4.75%                 4.99%                    4.25%
$50,000  -  $ 99,999                     4.00                  4.17                     3.50
$100,000  -  $249,999                    3.50                  3.63                     3.00
$250,000  -  $499,999                    2.50                  2.56                     2.25
$500,000  -  $999,999                    2.00                  2.04                     1.75
$1,000,000  and over                      0                      0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                   Sales Charge           Sales Charge              Reallowance
                                     as a % of            as a % of Net              as a % of
Amount of Purchase               Offering Price(1)       Amount Invested          Offering Price
------------------               -----------------       ---------------          --------------
Less than  $100,000                      1.00%                 1.01%                    1.00%
$100,000  -  $249,999                    0.50                  0.50                     0.50
$250,000  -  $1,000,000                   0                     0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received commissions in the following amounts:


                               Commissions Paid to
Fund                           Seligman Services
----                           -----------------
                          2000        1999          1998
                          ----        ----          ----

National                 $1,125      $2,960        $ 192
Colorado                  4,307         660        2,216
Georgia                      91         205        1,654
Louisiana                   -0-         357          117
Maryland                  3,898       3,964          366
Massachusetts               419         880          718
Michigan                    702       1,929          219
Minnesota                   405         730        1,344
Missouri                    -0-         -0-          405
New York                  1,838       1,097        3,453
Ohio                      1,418         174        4,159
Oregon                        9         652           45
South Carolina            2,840       2,061       19,615

Rule 12b-1 Plan

Seligman Municipal Fund Series, Inc. has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of such Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Funds' Board of Directors. Each Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, each Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to
 .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations currently receive from Seligman Advisors a continuing service fee of up to .10% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors and may not be increased from .10% without approval of the Directors. The Funds are not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from that Fund in any other fiscal year. If the 12b-1 Plan is terminated in respect of Class A shares of any Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class A shares. The total amount paid by each Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2000, equivalent to .10% per annum of the Class A shares' average daily net assets, was as follows:


                                        Total
           Fund                       Fees Paid
           ----                       ---------

           National                    $84,177
           Colorado                     38,750
           Georgia                      39,688
           Louisiana                    49,159
           Maryland                     46,021
           Massachusetts                86,888
           Michigan                    118,792
           Minnesota                   101,030
           Missouri                     41,102

           New York                     70,088
           Ohio                        126,325
           Oregon                       52,104
           South Carolina               84,755


Class C


Under the 12b-1 Plan, each Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The total amount paid by each Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2000, equivalent to 1% per annum of the Class C shares' average daily net assets, was as follows:


                                       Total
           Fund                       Fees Paid
           ----                       ---------

           National                    $4,558
           Colorado                       571
           Georgia                      1,919
           Louisiana                    4,864
           Maryland                     1,031
           Massachusetts                2,318
           Michigan                     2,818
           Minnesota                      258
           Missouri                       201
           New York                     2,572
           Ohio                         1,095
           Oregon                         909
           South Carolina               6,642


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Funds may exceed the 12b-1 fees paid by the Funds in that year. The 12b-1 Plan permits expenses incurred by Seligman Advisors in respect to Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000, Seligman Advisors incurred unreimbursed expenses in respect of each Fund's Class C shares at September 30, 2000.

                               Amount of Unreimbursed     % of the Net Assets of
                               Expenses Incurred With           Class C at
            Fund             Respect to Class C Shares      September 30, 2000
            ----             -------------------------      ------------------

            National                  $13,693                       1.30%
            Colorado                    2,784                       3.65
            Georgia                     1,925                       0.78
            Louisiana                   4,353                       0.75
            Maryland                      543                       0.34
            Massachusetts               2,235                       0.79
            Michigan                    3,164                       0.89
            Minnesota                     577                       2.49
            Missouri                       87                       0.40
            New York                    5,022                       1.25
            Ohio                        4,309                       1.94
            Oregon                      4,024                       1.11
            South Carolina              8,613                       0.96


If the 12b-1 Plan is terminated in respect to Class C shares of the Funds, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class C shares.

Class D


Under the 12b-1 Plan, each Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of Class D shares. This fee is used by Seligman Advisors, as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of each Fund. The total amount paid by each Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2000, equivalent to 1% per annum of the Class D shares' average daily net assets, was as follows:


                                        Total
            Fund                      Fees Paid
            ----                      ---------

            National                   $51,153
            Colorado                     7,923
            Georgia                     21,924
            Louisiana                    7,921
            Maryland                    23,767
            Massachusetts               20,380
            Michigan                    17,568
            Minnesota                   16,763
            Missouri                     4,471
            New York                    25,385

            Ohio                        12,079
            Oregon                      21,627
            South Carolina              52,705


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of a Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from that Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000, Seligman Advisors incurred the following amounts of unreimbursed expenses in respect of each Fund's Class D shares:


                              Amount of Unreimbursed      % of the Net Assets
                              Expenses Incurred With         of Class D at
          Fund              Respect to Class D Shares      September 30, 2000
          ----              -------------------------      ------------------

          National                  $ -0-                         -0-%
          Colorado                    1,797                      0.36
          Georgia                     4,430                      0.21
          Louisiana                   4,312                      0.60
          Maryland                    4,854                      0.22
          Massachusetts               9,969                      0.69
          Michigan                    2,957                      0.18
          Minnesota                   9,035                      0.55
          Missouri                    2,676                      0.83
          New York                      941                      0.04
          Ohio                        2,685                      0.19
          Oregon                      6,852                      0.28
          South Carolina              7,584                      0.17


If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Funds under the 12b-1 Plan in respect of Class A shares, Class C shares and Class D shares for the fiscal year ended September 30, 2000, were spent on the following activities in the following amounts:


                                  Compensation            Compensation
                                       To                      To
          Fund/Class              Underwriters           Broker/Dealers
          ----------              ------------           --------------

        National/A               $    -0-                  $  84,177
        National/C                   4,240                       318
        National/D                   4,886                    46,267

        Colorado/A                    -0-                     38,750
        Colorado/C                     487                        84
        Colorado/D                     528                     7,395

        Georgia/A                     -0-                     39,688
        Georgia/C                    1,366                       553
        Georgia/D                    2,887                    19,037

        Louisiana/A                   -0-                     49,159
        Louisiana/C                  4,864                     -0-
        Louisiana/D                  1,508                     6,413

        Maryland/A                    -0-                     46,021
        Maryland/C                   1,031                     -0-
        Maryland/D                   2,140                    21,627

        Massachusetts/A               -0-                     86,888
        Massachusetts/C              2,308                        10
        Massachusetts/D              3,715                    16,665

        Michigan/A                    -0-                    118,792
        Michigan/C                   2,596                       222
        Michigan/D                   5,612                    11,956

        Minnesota/A                   -0-                    101,030
        Minnesota/C                    258                     -0-
        Minnesota/D                  1,365                    15,398

        Missouri/A                    -0-                     41,102
        Missouri/C                     128                        73
        Missouri/D                   1,276                     3,195

        New York/A                    -0-                     70,088
        New York/C                   2,155                       417
        New York/D                   3,146                    22,239

        Ohio/A                        -0-                    126,325
        Ohio/C                       1,095                     -0-
        Ohio/D                       3,164                     8,915

        Oregon/A                      -0-                     52,104
        Oregon/C                       909                     -0-
        Oregon/D                     1,430                    20,197

        South Carolina/A              -0-                     84,755
        South Carolina/C             5,518                     1,124
        South Carolina/D             7,912                    44,793


The 12b-1 Plan was approved on July 16, 1992 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Directors) and was approved by shareholders of the Funds on November 23, 1992. The 12b-1 Plan became effective on January 1, 1993. Amendments to the 12b-1 Plan were approved in respect of the Class D shares on November 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of each Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Funds shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1

Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Funds be made by such disinterested Directors.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation pursuant to each Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received distribution and service fees pursuant to each Fund's 12b-1 Plan as follows:


                                       Distribution and Service Fees
                                                  Paid to
                                             Seligman Services
                                             -----------------
          Fund                    2000              1999               1998
          ----                    ----              ----               ----

          National             $  6,196           $8,433             $7,528
          Colorado                2,775            2,725              2,599
          Georgia                   802              938                918
          Louisiana                 878              956              1,112
          Maryland                1,275            1,481              1,572
          Massachusetts           1,915            2,251              2,105
          Michigan                2,644            3,104              2,822
          Minnesota               2,482            2,745              2,335
          Missouri                2,339            3,144              3,410
          New York               11,374           14,043             13,359
          Ohio                    3,228            4,351              3,900
          Oregon                  2,874            1,815              1,682
          South Carolina          5,992            6,392              4,498


                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 2000, 1999 and 1998, no brokerage commissions were paid by any Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Funds deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 2000, 1999 and 1998, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Funds, Seligman, or Seligman Advisors.


Regular Broker-Dealers


During the Funds' fiscal year ended September 30, 2000, neither of the Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       Capital Stock and Other Securities

Capital Stock

Seligman Municipal Fund Series, Inc. is authorized to issue 1,300,000,000 shares of capital stock, each with a par value of $.001 each, divided into thirteen different series (which represent each of the Funds). Each Fund has three classes, designated Class A common stock, Class C common stock, and Class D common stock. Each share of a Fund's Class A, Class C, and Class D common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. Seligman Municipal Fund Series, Inc. has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the multiclass plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

Seligman Municipal Fund Series, Inc. has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer; however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Funds' shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Funds' Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of a Fund may use the Funds' Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Funds;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Funds invest are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Directors. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up


Under the current distribution arrangements between the Funds and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 2000, the maximum offering price of the Funds' shares is as follows:


                                            Class A shares
                                            --------------

                           NAV        +       Maximum Sales Charge        =     Offering Price
Fund                    Per Share           (4.75% of Offering Price)              to Public
----                    ---------           -------------------------              ---------

National                 $7.65                        $.38                          $8.03
Colorado                  7.02                         .35                           7.37
Georgia                   7.64                         .38                           8.02
Louisiana                 7.80                         .39                           8.19
Maryland                  7.79                         .39                           8.18
Massachusetts             7.48                         .37                           7.85
Michigan                  8.11                         .40                           8.51
Minnesota                 7.34                         .37                           7.71
Missouri                  7.37                         .37                           7.74
New York                  7.77                         .39                           8.16
Ohio                      7.64                         .38                           8.02
Oregon                    7.47                         .37                           7.84
South Carolina            7.66                         .38                           8.04


                                        Class C shares
                                        --------------

                           NAV         +      Maximum Sales Charge (1.00% of   =     Offering Price
Fund                    Per Share                   Offering Price(1))                  to Public
----                    ---------                   ------------------                  ---------

National                  $7.65                           $.08                            $7.73
Colorado                   7.02                            .07                             7.09
Georgia                    7.66                            .08                             7.74
Louisiana                  7.80                            .08                             7.88
Maryland                   7.80                            .08                             7.88
Massachusetts              7.48                            .08                             7.56
Michigan                   8.10                            .08                             8.18
Minnesota                  7.34                            .07                             7.41
Missouri                   7.37                            .07                             7.44
New York                   7.78                            .08                             7.86
Ohio                       7.69                            .08                             7.77
Oregon                     7.47                            .08                             7.55
South Carolina             7.65                            .08                             7.73


                                 Class D shares

                                              NAV and Offering
                    Fund                     Price Per Share(2)
                    ----                     ------------------

                    National                      $7.65
                    Colorado                       7.02
                    Georgia                        7.66
                    Louisiana                      7.80
                    Maryland                       7.80
                    Massachusetts                  7.48
                    Michigan                       8.10
                    Minnesota                      7.34
                    Missouri                       7.37
                    New York                       7.78
                    Ohio                           7.69
                    Oregon                         7.47
                    South Carolina                 7.65


----------

(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.

(2) Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Funds

Each of the Funds is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for each Fund.

Each of the Funds is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, a Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of a Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of a Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by a Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from a Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of any Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of any Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Funds are required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Funds also reserve the right to close any account which does not have a certified taxpayer identification number.

Colorado Taxes

In the opinion of Ireland Stapleton Pryor Pascoe, P.C., Colorado tax counsel to the Colorado Fund, individuals, trusts, estates and corporations who are holders of the Colorado Fund and who are subject to the Colorado income tax will not be subject to Colorado income tax or the Colorado alternative minimum tax on Colorado Fund dividends to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Internal Revenue Code, which are derived from interest income received by the Colorado Fund on (a) obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980, or if issued before May 1, 1980, to the extent such interest is specifically exempt from income taxation under the laws of the State of Colorado authorizing the issuance of such obligations; (b) obligations of the United States or its possessions to the extent included in federal taxable income; or (c) obligations of territories or possessions of the United States to the extent federal law exempts interest on such obligations from taxation by the states (collectively, Colorado Obligations). To the extent that Colorado Fund distributions are attributable to sources not described in the preceding sentence, such as long or short-term capital gains, such distributions will not be exempt from Colorado income tax and may be subject to Colorado's alternative minimum tax; provided, however, a limited amount of such other distributions may be excluded from the taxable income of an individual, estate or trust depending on the yearly level of state revenue surplus that must be refunded under Section 20(7)(a) of Article X of the Colorado Constitution and the Colorado voters statewide not otherwise authorizing the state to retain and spend such surplus. There are no municipal income taxes in Colorado. As intangibles, shares in the Colorado Fund are exempt from Colorado property taxes.


The Colorado Fund will notify its shareholders within 60 days after the close of the year as to the interest derived from Colorado Obligations and exempt from the Colorado income tax.

Georgia Taxes

In the opinion of King & Spalding, Georgia tax counsel to the Georgia Fund, under existing Georgia law, shareholders of the Georgia Fund will not be subject to Georgia income taxes on dividends with respect to shares of the Georgia Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or by the governments of Puerto Rico, the Virgin Islands, or Guam (collectively, Georgia Obligations), which are held by the Georgia Fund. Dividends, if any, derived from capital gains or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes.

Except during temporary defensive periods or when acceptable investments are unavailable to the Georgia Fund, at least 80% of the value of the net assets of the Georgia Fund will be maintained in debt obligations which are exempt from regular federal income tax and Georgia income taxes.

The Georgia Fund will notify its shareholders within 60 days after the close of the year as to the interest derived from Georgia Obligations and exempt from Georgia income taxes.

Louisiana Taxes

In the opinion of Liskow & Lewis, Louisiana tax counsel to the Louisiana Fund, based upon a private ruling obtained from the Louisiana Department of Revenue, and subject to the current policies of the Louisiana

Department of Revenue, shareholders of the Louisiana Fund who are corporations; individuals, and residents of the State of Louisiana; and, for taxable periods beginning after December 31, 1996, trusts or estates; all of whom are otherwise subject to Louisiana income tax, will not be subject to Louisiana income tax on Louisiana Fund dividends to the extent that such dividends are attributable to interest on (a) tax-exempt obligations of the State of Louisiana or its political or governmental subdivisions, or its governmental agencies, or instrumentalities authorized under the laws of the State of Louisiana to issue tax-exempt obligations, (b) obligations of the United States or its possessions to the extent included in federal taxable income, and (c) obligations of territories or possessions of the US to the extent federal law exempts interest on such obligations from taxation by the states. To the extent that distributions on the Louisiana Fund are attributable to sources other than those described in the preceding sentence, such distributions, including but not limited to, long-term or short-term capital gains, will not be exempt from Louisiana income tax.


Non-resident individuals maintaining their domicile other than in the State of Louisiana will not be subject to Louisiana income tax on their Louisiana Fund dividends.

Except during temporary defensive periods or when acceptable investments are unavailable to the Louisiana Fund, the Municipal Fund will maintain at least 80% of the value of the net assets of the Louisiana Fund in debt obligations which are exempt from federal income tax and exempt from Louisiana income tax.

The Louisiana Fund will notify its shareholders within 60 days after the close of the year as to the interest derived from Louisiana obligations and exempt from Louisiana income tax.

Maryland Taxes

In the opinion of Venable, Baetjer and Howard, LLP, Maryland tax counsel to the Maryland Fund, as long as dividends paid by the Maryland Fund qualify as interest excludable under Section 103 of the Internal Revenue Code and the Maryland Fund qualifies as a regulated investment company under the Internal Revenue Code, the portion of exempt-interest dividends that represents interest received by the Maryland Fund on obligations (a) of Maryland or its political subdivisions and authorities; or (b) of the United States or an authority, commission, instrumentality, possession, or territory of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to shareholder of the Maryland Fund.

Gain realized by the Maryland Fund from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, or of the United States or an authority, commission, or instrumentality of the United States will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding sentences, such as interest received by the Maryland Fund on obligations issued by states other than Maryland, income earned on repurchase contracts, or gains realized by a shareholder upon a redemption or exchange of Maryland Fund shares, such distributions will be subject to Maryland state and local income taxes. Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland state and local income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Except during temporary defensive periods or when acceptable investments are unavailable to the Maryland Fund, at least 80% of the value of the net assets of the Maryland Fund will be maintained in debt obligations which are exempt from regular federal income tax and are exempt from Maryland state and local income taxes.

The Maryland Fund will notify its shareholders within 60 days after the close of the year as to the interest derived from Maryland obligations and exempt from Maryland state and local income taxes.

Massachusetts Taxes

In the opinion of Palmer & Dodge, Massachusetts tax counsel to the Massachusetts Fund, assuming that the Municipal Fund gives the notices described at the end of this section, holders of the Massachusetts Fund who are subject to the Massachusetts personal income tax will not be subject to tax on distributions from the Massachusetts Fund to the extent that these distributions qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Internal Revenue Code which are directly attributable to interest on obligations issued by the Commonwealth of Massachusetts, its instrumentalities or its political subdivisions or by the government of Puerto Rico or by its authority, by the government of Guam or by its authority, or by the government of the Virgin Islands or its authority (collectively, Massachusetts Obligations). Except to the extent excluded as capital gain, distributions of income to Massachusetts holders of the Massachusetts Fund that are attributable to sources other than those described in the preceding sentence will be includable in the Massachusetts income of the holders of the Massachusetts Fund. Distributions will not be subject to tax to the extent that they qualify as capital gain dividends which are attributable to obligations issued by the Commonwealth of Massachusetts, its instrumentalities, or political subdivisions under any provision of law which exempts capital gain on the obligation from Massachusetts income taxation. Distributions which qualify as capital gain dividends under Section 852(b)(3)(C) of the Internal Revenue Code and which are includable in Federal gross income will be includable in the Massachusetts income of a holder of the Massachusetts Fund as capital gain.

Massachusetts Fund dividends are not excluded in determining the Massachusetts excise tax on corporations. Except during temporary defensive periods or when acceptable investments are unavailable to the Massachusetts Fund, the Municipal Fund will maintain at least 80% of the value of the net assets of the Massachusetts Fund in debt obligations which are exempt from regular federal income tax and Massachusetts personal income tax.

The Massachusetts Fund will notify its shareholders within 60 days after the close of the year as to the interest and capital gains derived from Massachusetts Obligations and exempt from Massachusetts personal income tax.

Michigan Taxes

In the opinion of Dickinson Wright PLLC, Michigan tax counsel to the Municipal Fund, holders of the Michigan Series who are subject to the Michigan income tax or single business tax will not be subject to the Michigan income tax or single business tax on Michigan Series dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Code which are attributable to interest on tax-exempt obligations of the State of Michigan, or its political or governmental subdivisions, its governmental agencies or instrumentalities (as well as certain other federally tax-exempt obligations, the interest on which is exempt from Michigan tax, such as, for example, certain obligations of Puerto
Rico)(collectively, Michigan Obligations). To the extent that distributions on the Michigan Series are attributable to sources other than those described in the preceding sentence, such distributions, including, but not limited to, long or short-term capital gains, will not be exempt from Michigan income tax or single business tax. To the extent that distributions on the Michigan Series are not subject to Michigan income tax, they are not subject to the uniform city income tax imposed by certain Michigan cities.

Except during temporary defensive periods or when acceptable investments are unavailable to the Michigan Series, at least 80% of the value of the net assets of the Michigan Series will be maintained in debt obligations which are exempt from regular federal income tax and Michigan income and single business taxes.

The Michigan Series will notify its shareholders within 60 days after the close of the year as to the interest derived from Michigan Obligations and exempt from Michigan income tax.

Minnesota Taxes

In the opinion of Faegre & Benson LLP, Minnesota tax counsel to the Minnesota Fund, provided that the Minnesota Fund qualifies as a regulated investment company under the Internal Revenue Code, and subject to the discussion in the paragraph below, shareholders of the Minnesota Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota personal income tax will not be subject to such regular Minnesota tax on Minnesota Fund dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Internal Revenue Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities (Minnesota Sources). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Minnesota Fund. If the 95% test is not met, all exempt-interest dividends that are paid by the Minnesota Fund generally will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Minnesota Fund, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers, was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Internal Revenue Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest dividend of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest dividends that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition, the entire portion of exempt-interest dividends that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Minnesota Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates or trusts.

Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

Minnesota Fund distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Minnesota Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

Except during temporary defensive periods or when acceptable investments are unavailable to the Minnesota Fund, at least 80% of the value of the net assets of the Minnesota Fund will be maintained in debt obligations which are exempt from the regular federal income tax. Such debt obligations may, however, be subject to the federal alternative minimum tax. A similar percentage will generally also apply with respect to the regular Minnesota personal income tax, and such debt obligations may likewise be subject to the Minnesota alternative minimum tax, in each case subject to the entire discussion above. The Minnesota Fund will invest so that the 95% test described above is met.

The Minnesota Fund will notify its shareholders within 30 days after the close of the year as to the interest derived from Minnesota obligations and exempt from the Minnesota personal income tax, subject to the discussion above.

Missouri Taxes

In the opinion of Bryan Cave LLP, Missouri tax counsel to the Missouri Fund, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Internal Revenue Code and are derived from interest on obligations of the State of Missouri or any of its political subdivisions or authorities, or obligations issued by the government of Puerto Rico or its authority (collectively, Missouri Obligations). Capital gain dividends, as defined in
Section 852(b)(3) of the Internal Revenue Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

Dividends paid by the Missouri Fund, if any, that do not qualify as tax exempt dividends under Section 852 (b)(5) of the Internal Revenue Code, will be exempt from Missouri income tax only to the extent that such dividends are derived from interest on certain US obligations that the State of Missouri is expressly prohibited from taxing under the laws of the United States. The portion of such dividends that is not subject to taxation by the State of Missouri may be reduced by interest, or other expenses, in excess of $500 paid or incurred by a shareholder in any taxable year to purchase or carry shares of the Missouri Fund of the Municipal Fund or other investments producing income that is includable in federal gross income, but exempt from Missouri income tax.

Except during temporary defensive periods or when acceptable investments are unavailable to the Missouri Fund, at least 80% of the value of the net assets of the Missouri Fund will be maintained in debt obligations which are exempt from regular federal income tax and Missouri personal income tax.

The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the interest derived from Missouri Obligations and exempt from the Missouri personal income tax.

New York State and City Taxes

In the opinion of Sullivan & Cromwell, counsel to the Funds, holders of shares of the New York Fund who are subject to New York State and City tax on dividends will not be subject to New York State and City personal income taxes on New York Fund dividends to the extent that such distributions qualify as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and represent interest income attributable to federally tax-exempt obligations of the State of New York and its political subdivisions (as well as certain other federally tax-exempt obligations the interest on which is exempt from New York State and City personal income taxes such as, for example, certain obligations of Puerto
Rico) (collectively, New York Obligations). To the extent that distributions on the New York Fund are derived from other income, including long or short-term capital gains, such distributions will not be exempt from State or City personal income taxes.

Dividends on the New York Fund are not excluded in determining New York State or City franchise taxes on corporations and financial institutions.

Except during temporary defensive periods or when acceptable investments are unavailable to the New York Fund, the Municipal Fund will maintain at least 80% of the value of the net assets of the New York Fund in debt obligations which are exempt from regular federal income tax and New York State and City personal income taxes.

The Fund will notify its shareholders within 45 days after the close of the year as to the interest derived from New York Obligations and exempt from New York State and City personal income taxes.

Ohio Taxes

In the opinion of Squire, Sanders & Dempsey L.L.P., Ohio tax counsel to the Ohio Fund, holders of the Ohio Fund who are subject to the Ohio personal income tax, the net income base of the Ohio corporation franchise tax, or municipal or school district income taxes in Ohio will not be subject to such taxes on dividend distributions with respect to shares of the Ohio Fund (Distributions) to the extent that such Distributions are properly attributable to interest (including accrued original issue discount) on obligations issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof (collectively, Ohio Obligations), provided that the Ohio Fund qualifies as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Ohio Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxes that these requirements are satisfied. Shares of the Ohio Fund will be included in a corporation's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

Distributions that are properly attributable to profit made on the sale, exchange or other disposition of Ohio Obligations held by the Ohio Fund are not subject to the Ohio personal income tax, the net income base of the Ohio corporation franchise tax, or municipal or school district income taxes in Ohio.

Distributions properly attributable to interest on obligations of Puerto Rico, the Virgin Islands or Guam, the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax and municipal and school district income taxes in Ohio, and, provided such interest is excluded from gross income for Federal income tax purposes, are excluded from the net income base of the Ohio Corporation franchise tax.

The Ohio Fund is not subject to the Ohio personal income tax or municipal or school district income taxes in Ohio. The Ohio Fund is not subject to corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if the Ohio Fund has a sufficient nexus to the State of Ohio to be subject to Ohio taxation, then such entity shall be exempt from such taxes only if it complies with certain reporting requirements.

Except during temporary defensive periods or when acceptable investments are unavailable to the Ohio Fund, the Municipal Fund will maintain at least 80% of the value of the net assets of the Ohio Fund in debt obligations which are exempt from regular federal income tax and the Ohio personal income tax and the net income base of the Ohio corporation franchise tax.

The Ohio Fund will notify its shareholders within 60 days after the close of the year as to the status for Ohio tax purposes of distributions with respect to shares of the Ohio Fund.

Oregon Taxes

In the opinion of Schwabe Williamson & Wyatt P.C., Oregon tax counsel to the Oregon Fund, under present law, individual shareholders of the Oregon Fund will not be subject to Oregon personal income taxes on distributions received from the Oregon Fund to the extent that such distributions (1) qualify as exempt-interest dividends under Section 852 (b)(5) of the Internal Revenue Code; and (2) are derived from interest on obligations of the State of Oregon or any of its political subdivisions or authorities or from interest on obligations of the governments of Puerto Rico, Guam, the Virgin Islands or the Northern Mariana Islands (collectively, Oregon Obligations). Other distributions, including any long-term and short-term capital gains, will generally not be exempt from personal income taxes in Oregon.

No portion of distributions from the Oregon Fund is exempt from Oregon excise tax on corporations. However, shares of the Oregon Fund are not subject to Oregon property tax.

Except during temporary defensive periods or when acceptable investments are unavailable to the Oregon Fund, at least 80% of the value of the net assets of the Oregon Fund will be maintained in debt obligations, the interest payments of which are exempt from regular federal income tax and Oregon personal income taxes.

The Oregon Fund will notify its shareholders within 60 days after the close of the year as to the interest derived from Oregon Obligations and exempt from Oregon personal income taxes.

South Carolina Taxes

In the opinion of Sinkler & Boyd, P.A., South Carolina tax counsel to the South Carolina Fund, shareholders of the South Carolina Fund who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on South Carolina Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Internal Revenue Code, which are derived from interest on tax-exempt obligations of the State of South Carolina or any of its political subdivisions or on obligations of the Government of Puerto Rico that are exempt from federal income tax; or (2) dividends derived from interest on obligations of the United States and its possessions or on obligations of any authority or commission of the United States, the interest from which is exempt from state income taxes under the laws of the United States (collectively, South Carolina Obligations). To the extent that South Carolina Fund distributions are attributable to other sources, such as long or short-term capital gains, such distributions will not be exempt from South Carolina taxes.

Except during temporary defensive periods or when acceptable investments are unavailable to the South Carolina Fund, at least 80% of the value of the net assets of the South Carolina Fund will be maintained in debt obligations which are exempt from regular federal income tax and South Carolina income tax.

The South Carolina Fund will notify its shareholders within 60-days after the close of the year as to the interest derived from South Carolina Obligations and exempt from South Carolina income taxes.

Other State and Local Taxes

The exemption of interest on municipal securities for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or city. Except as noted above with respect to a particular state, distributions from a Fund may be taxable to investors under state and local law even though all or a part of such distributions may be derived from federally tax-exempt sources or from obligations which, if received directly, would be exempt from such income tax. In some states, shareholders of the National Fund may be afforded tax-exempt treatment on distributions to the extent they are derived from municipal securities issued by that state or its localities.

Prospective investors should be aware that an investment in a certain Fund may not be suitable for persons who are not residents of the designated state or who do not receive income subject to income taxes in that state. Shareholders should consult their own tax advisors.

                                  Underwriters

Distribution of Securities

Seligman Municipal Fund Series, Inc. and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Funds. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Funds' capital stock, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Funds for the fiscal years ended September 30, 2000, 1999 and 1998, and of Class C shares of the Funds for the fiscal year ended September 30, 2000 and for the period from May 27, 1999 (inception) to September 30, 1999, are shown below. No Class C shares of the Funds were issued or outstanding during the fiscal year ended September 30, 1998. Also shown are the amounts of Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:

                                      2000

                            Total Sales Charges Paid       Amount of Class A
                                 by Shareholders       And Class C Sales Charges
                                 On Class A and           Retained by Seligman
Fund                             Class C Shares                 Advisors
----                             --------------                 --------
National                            $39,787                      $3,757
Colorado                             49,365                       5,455
Georgia                              59,282                       6,586
Louisiana                            47,997                       5,710
Maryland                             30,449                       3,525
Massachusetts                        53,776                       6,405
Michigan                             64,098                       7,819
Minnesota                            94,559                      11,942
Missouri                             34,189                       4,182
New York                             62,403                       6,995
Ohio                                 67,786                       8,024
Oregon                               81,378                      10,180
South Carolina                       88,890                      10,009


                                    1999

                            Total Sales Charges Paid       Amount of Class A
                                 by Shareholders       and Class C Sales Charges
                                 On Class A and           Retained by Seligman
Fund                             Class C Shares                 Advisors
----                             --------------                 --------
National                            $89,247                     $10,666
Colorado                             55,258                       6,661
Georgia                              81,930                       9,380
Louisiana                            85,552                      10,366
Maryland                             76,812                       8,989
Massachusetts                       126,779                      15,801
Michigan                            133,528                      15,721
Minnesota                           128,490                      16,002
Missouri                             44,144                       5,149
New York                            101,214                      11,345

Ohio                                101,670                      12,275
Oregon                              141,864                      16,867
South Carolina                      158,114                      18,815

                                    1998

                           Total Sales Charges Paid    Amount of Class A Sales
                                by Shareholders          Charges Retained by
Fund                           On Class A Shares          Seligman Advisors
----                           -----------------          -----------------
National                             $86,018                    $10,617
Colorado                              43,452                      5,093
Georgia                               59,294                      6,978
Louisiana                             57,466                      6,743
Maryland                              91,833                     10,969
Massachusetts                         74,981                      9,068
Michigan                             176,876                     21,176
Minnesota                            133,181                     16,223
Missouri                              60,625                      7,654
New York                              65,655                      7,561
Ohio                                 142,209                     17,244
Oregon                               136,965                     15,346
South Carolina                       195,034                     23,670

Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Funds, received the following commissions and other compensation from the Funds during the fiscal year ended September 30, 2000:


                         Net Underwriting       Compensation on
                           Discounts and        Redemptions and
                            Commissions           Repurchases
                       (Class A and Class C    (CDSC on Class A,
                           Sales Charges      Class C and Class D       Brokerage              Other
Fund                         Retained)          Shares Retained)       Commissions         Compensation
----                         ---------          ----------------       -----------         ------------

National                    $  3,757              $  3,472                  $-0-                $-0-
Colorado                       5,455                   574                   -0-                 -0-
Georgia                        6,586                   351                   -0-                 -0-
Louisiana                      5,710                   674                   -0-                 -0-
Maryland                       3,525                    20                   -0-                 -0-
Massachusetts                  6,405                   599                   -0-                 -0-
Michigan                       7,819                12,596                   -0-                 -0-
Minnesota                     11,942                   218                   -0-                 -0-
Missouri                       4,182                   193                   -0-                 -0-
New York                       6,995                   931                   -0-                 -0-
Ohio                           8,024                 1,797                   -0-                 -0-
Oregon                        10,180                    93                   -0-                 -0-
South Carolina                10,009                   208                   -0-                 -0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.


                         Calculation of Performance Data

Class A


The annualized yield for the 30-day period ended September 30, 2000 for each Fund's Class A shares was as follows: National - 4.69%, Colorado - 4.56%, Georgia - 4.51%, Louisiana - 4.54%, Maryland - 4.52%, Massachusetts - 4.68%, Michigan - 4.65%, Minnesota - 4.59%, Missouri - 4.46%, New York - 4.86%, Ohio - 4.74%, Oregon - 4.37%, and South Carolina - 4.60%. The annualized yield was computed by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class A shares per Fund was: National - 11,833,179, Colorado - 5,528,730, Georgia - 4,924,737, Louisiana - 6,001,312, Maryland - 6,165,084, Massachusetts -
11,516,258, Michigan - 14,473,847, Minnesota - 13,225,157, Missouri - 5,284,931,
New York - 8,924,242, Ohio - 16,697,381, Oregon - 7,084,498 and South Carolina -
10,579,700, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for each Fund's Class A shares was as follows: National - 7.76%, Colorado - 7.91%, Georgia - 7.94%, Louisiana - 7.99%, Maryland - 7.86%, Massachusetts - 8.78%, Michigan - 8.03%, Minnesota - 8.24%, Missouri - 7.85%, New York -

8.63%, Ohio - 8.43%, Oregon - 7.92% and South Carolina - 8.19%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus the following percentages: National - 39.60%, Colorado - 42.47%, Georgia - 43.22%, Louisiana - 43.22%, Maryland - 42.53%, Massachusetts - 46.85%, Michigan - 42.26%, Minnesota - 44.43%, Missouri - 43.22%, New York - 43.74%, Ohio - 43.71%,
Oregon - 45.04% and South Carolina - 43.83%, (which percentages assume the maximum combined federal and state income tax rate for individual taxpayers that are subject to such state's personal income taxes). Then the small portion of the yield (for all the Funds except the National Fund) attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the one-year period ended September 30, 2000 for each Fund's Class A shares was as follows: National - (0.07)%, Colorado - (0.27)%, Georgia - 0.87%, Louisiana - 0.67%, Maryland - 0.24%, Massachusetts - 0.97%, Michigan - 1.57%, Minnesota - 0.31%, Missouri - 1.20%, New York - 1.28%,
Ohio - 0.58%, Oregon - 0.57% and South Carolina - 1.06%. The average annual total return for the five-year period ended September 30, 2000 for each Fund's Class A shares was as follows: National - 4.30%, Colorado - 3.34%, Georgia - 4.29%, Louisiana - 4.06%, Maryland - 3.99%, Massachusetts - 3.86%, Michigan - 4.24%, Minnesota - 3.29%, Missouri - 3.90%, New York - 4.63%, Ohio - 3.89%,
Oregon - 4.06% and South Carolina - 4.12%. The average annual total return for the ten-year period ended September 30, 2000 for each Fund's Class A shares was as follows: National - 6.23%, Colorado - 5.29%, Georgia - 6.30%, Louisiana - 6.05%, Maryland - 6.12%, Massachusetts - 6.34%, Michigan - 6.38%, Minnesota - 5.54%, Missouri - 5.86%, New York - 6.67%, Ohio - 6.03%, Oregon - 5.98% and
South Carolina - 6.20%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of each Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by each Fund's Class A shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-, five-, and ten-year periods of each Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


Class C


The annualized yield for the 30-day period ended September 30, 2000 for each Fund's Class C shares was as follows: National - 4.01%, Colorado - 3.87%, Georgia - 3.82%, Louisiana - 3.86%, Maryland - 3.83%, Massachusetts - 4.00%, Michigan - 3.96%, Minnesota - 3.91%, Missouri - 3.79%, New York - 4.18%, Ohio - 4.05%, Oregon - 3.67% and South Carolina - 3.92%. The annualized yield was computed as discussed above for Class A shares by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class C shares per Fund was: National
- 122,944, Colorado - 10,866, Georgia - 32,021, Louisiana - 74,151, Maryland -
20,392, Massachusetts - 34,142, Michigan - 43,853, Minnesota - 3,331, Missouri - 2,972, New York - 43,557, Ohio - 28,811, Oregon - 48,648 and South Carolina - 115,841, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for each Fund's Class C shares was as follows: National - 6.64%, Colorado - 6.72%, Georgia - 6.73%, Louisiana - 6.80%, Maryland - 6.66%, Massachusetts - 7.51%, Michigan - 6.84%, Minnesota - 7.02%, Missouri - 6.67%, New York - 7.43%,
Ohio - 7.21%, Oregon - 6.65% and South Carolina - 6.98%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above for Class A shares. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus the following percentages: National - 39.60%, Colorado - 42.47%, Georgia - 43.22%, Louisiana - 43.22%, Maryland - 42.53%, Massachusetts - 46.85%, Michigan - 42.26%, Minnesota - 44.43%, Missouri - 43.22%, New York - 43.74%, Ohio - 43.71%, Oregon - 45.04% and South Carolina - 43.83%, (which percentages assume the maximum combined federal and state income tax rate for individual taxpayers that are subject to such state's personal income taxes). Then the small portion of the yield (for all the Funds except the National Fund) attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class C shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the one-year period ended September 30, 2000 for each Fund's Class C shares was as follows: National - 1.88%, Colorado - 1.87%, Georgia - 3.10%, Louisiana - 2.83%, Maryland - 2.27%, Massachusetts - 2.91%, Michigan - 3.64%, Minnesota - 2.45%, Missouri - 3.28%, New York - 3.39%,
Ohio - 2.71%, Oregon - 2.52% and South Carolina - 3.04%. The average annual total return for the period from May 27, 1999 (inception) to September 30, 2000 for each Fund's Class C shares was as follows: National - (1.37)%, Colorado - (1.64)%, Georgia - (0.59)%, Louisiana - (0.57)%, Maryland - (0.42)%,
Massachusetts - (1.62)%, Michigan - (0.07)%, Minnesota - (0.88)%, Missouri - (0.65)%, New York - (0.68)%, Ohio - (0.62)%, Oregon - (0.62)% and South Carolina
- (0.76)%. This return was computed by assuming a hypothetical initial payment of $1,000 in Class C shares of each Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by each Fund's Class C shares over the period were reinvested. It was then assumed that at the end of the period of each Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The annualized yield for the 30-day period ended September 30, 2000 for each Fund's Class D shares was as follows: National - 4.05%, Colorado - 3.88%, Georgia - 3.86%, Louisiana - 3.90%, Maryland - 3.87%, Massachusetts - 4.04%, Michigan - 4.00%, Minnesota - 3.95%, Missouri - 3.81%, New York - 4.21%, Ohio - 4.19%, Oregon - 3.71% and South Carolina - 3.96%. The annualized yield was computed as discussed above for Class A shares by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 2000, which was the last day of this period. The average number of Class D shares were: National - 483,457, Colorado - 95,995, Georgia - 277,717, Louisiana - 92,230, Maryland - 278,948, Massachusetts - 192,363, Michigan - 196,993,
Minnesota - 221,630, Missouri - 43,466, New York - 334,970, Ohio - 180,049,
Oregon - 319,962 and South Carolina - 582,104, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for each Fund's Class D shares was as follows: National - 6.71%, Colorado - 6.73%, Georgia - 6.80%, Louisiana - 6.87%, Maryland - 6.73%, Massachusetts - 7.58%, Michigan - 6.91%, Minnesota - 7.09%, Missouri - 6.71%, New York - 7.48%,
Ohio - 7.46%, Oregon - 6.72% and South Carolina - 7.05%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the one-year period ended September 30, 2000 for each Fund's Class D shares was as follows: National - 2.94%, Colorado - 2.87%, Georgia - 4.17%, Louisiana - 3.88%, Maryland - 3.32%, Massachusetts - 4.01%, Michigan - 4.68%, Minnesota - 3.42%, Missouri - 4.27%, New York - 4.46%,
Ohio - 3.78%, Oregon - 3.62% and South Carolina - 4.12%. The average annual total return for the five-year period ended September 30, 2000 for each Fund's Class D shares was as follows: National - 4.41%, Colorado - 3.43%, Georgia - 4.39%, Louisiana - 4.15%, Maryland -4.07%, Massachusetts - 3.95%, Michigan - 4.31%, Minnesota - 3.36%, Missouri -3.97%, New York - 4.69%, Ohio - 3.99%,

Oregon - 4.16% and South Carolina -3.48%. The average annual total return for the period from February 1, 1994 (inception) through September 30, 2000 for each Fund's Class D shares was as follows: National - 3.16%, Colorado -2.73, Georgia
- 3.61%, Louisiana - 3.42%, Maryland - 4.07%, Massachusetts -3.34%, Michigan - 3.59%, Minnesota - 2.99%, Missouri - 3.21%, New York - 3.71%, Ohio - 3.41%,
Oregon - 3.52 and South Carolina - 3.39%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of each Fund and that all of the dividends and capital gain distributions by each Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one- and five-year periods and the period since inception of each Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The tables below illustrate the total returns on a $1,000 investment in each of the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 2000 or from a Class's inception through September 30, 2000, assuming investment of all dividends and capital gain distributions. The results shown below should not be considered a representation of the dividend income or gain or loss in capital value which may be realized from an investment made in a class of shares of a Fund today.


                                     Class A

           Fund/             Value of          Value of           Value          Total Value
            Year              Initial        Capital Gain           of                of              Total
          Ended(1)         Investment(2)    Distributions       Dividends       Investment(2)      Return(1)(3)
          --------         -------------    -------------       ---------       -------------      ------------

          National
          9/30/91             $1,012                $9              $ 67            $1,088
          9/30/92              1,033                14               137             1,184
          9/30/93              1,117                35               222             1,374
          9/30/94                919               101               247             1,267
          9/30/95                971               105               336             1,412
          9/30/96                986               107               417             1,510
          9/30/97              1,026               111               515             1,652
          9/30/98              1,065               116               620             1,801
          9/30/99                983               107               655             1,745
          9/30/00                980               106               744             1,830            83.01%

          Colorado
          9/30/91               $996             $-0-                $63            $1,059
          9/30/92              1,012              -0-                129             1,141
          9/30/93              1,070               13                202             1,285
          9/30/94                978               23                246             1,247
          9/30/95              1,007               24                323             1,354
          9/30/96              1,003               24                391             1,418
          9/30/97              1,023               26                473             1,522
          9/30/98              1,054               26                564             1,644
          9/30/99                979               24                597             1,600
          9/30/00                968               35                671             1,674            67.40%

          Georgia
          9/30/91             $1,012             $   1              $ 66            $1,079
          9/30/92              1,041                 5               137             1,183
          9/30/93              1,118                13               217             1,348
          9/30/94                992                24               258             1,274
          9/30/95              1,036                45               341             1,422
          9/30/96              1,044                55               416             1,515
          9/30/97              1,077                63               507             1,647
          9/30/98              1,111                71               603             1,785
          9/30/99              1,028                75               635             1,738


           Fund/             Value of          Value of           Value          Total Value
            Year              Initial        Capital Gain           of                of              Total
          Ended(1)         Investment(2)    Distributions       Dividends       Investment(2)      Return(1)(3)
          --------         -------------    -------------       ---------       -------------      ------------

          9/30/00              1,013               114               715             1,842            84.19%

         Louisiana
          9/30/91             $1,013                $3              $ 66            $1,082
          9/30/92              1,037                 8               135             1,180
          9/30/93              1,088                23               212             1,323
          9/30/94                983                33               256             1,272
          9/30/95              1,007                59               337             1,403
          9/30/96              1,010                70               412             1,492
          9/30/97              1,025                91               498             1,614
          9/30/98              1,053                96               595             1,744
          9/30/99                967               110               625             1,702
          9/30/00                965               120               714             1,799            79.89%

          Maryland
          9/30/91             $1,015              $-0-              $ 64            $1,079
          9/30/92              1,042                 4               131             1,177
          9/30/93              1,105                21               208             1,334
          9/30/94                986                44               249             1,279
          9/30/95              1,018                70               331             1,419
          9/30/96              1,022                76               406             1,504
          9/30/97              1,041                86               492             1,619
          9/30/98              1,064                97               585             1,746
          9/30/99                996                97               628             1,721
          9/30/00                996                98               717             1,811            81.13%

       Massachusetts
          9/30/91             $1,032                $2              $ 70            $1,104
          9/30/92              1,058                 9               145             1,212
          9/30/93              1,121                21               229             1,371
          9/30/94              1,005                50               276             1,331
          9/30/95              1,038                57               363             1,458
          9/30/96              1,030                76               439             1,545
          9/30/97              1,049                93               529             1,671
          9/30/98              1,085               117               632             1,834
          9/30/99                980               116               649             1,745
          9/30/00                982               129               738             1,849            84.93%

         Michigan
          9/30/91             $1,012                $2              $ 66            $1,080
          9/30/92              1,048                 9               137             1,194
          9/30/93              1,097                38               214             1,349
          9/30/94              1,000                47               263             1,310
          9/30/95              1,031                56               348             1,435
          9/30/96              1,022                79               422             1,523
          9/30/97              1,039                97               511             1,647
          9/30/98              1,066               115               608             1,789
          9/30/99                971               134               635             1,740
          9/30/00                979               143               733             1,855            85.53%


           Fund/             Value of          Value of           Value          Total Value
            Year              Initial        Capital Gain           of                of              Total
          Ended(1)         Investment(2)    Distributions       Dividends       Investment(2)      Return(1)(3)
          --------         -------------    -------------       ---------       -------------      ------------

         Minnesota
          9/30/91               $994                $1               $64            $1,059
          9/30/92              1,004                 2               134             1,140
          9/30/93              1,053                21               215             1,289
          9/30/94                982                38               271             1,291
          9/30/95                995                40               354             1,389
          9/30/96                977                43               424             1,444
          9/30/97                991                44               508             1,543
          9/30/98              1,015                47               600             1,662
          9/30/99                937                62               628             1,627
          9/30/00                934                71               709             1,714            71.40%

          Missouri
          9/30/91             $1,018            $  -0-              $ 64            $1,082
          9/30/92              1,209                 9               129             1,347
          9/30/93              1,096                19               206             1,321
          9/30/94                978                33               246             1,257
          9/30/95              1,016                48               328             1,392
          9/30/96              1,017                61               400             1,478
          9/30/97              1,032                78               482             1,592
          9/30/98              1,059                94               573             1,726
          9/30/99                962               109               593             1,664
          9/30/00                972               112               683             1,767            76.74%

          New York
          9/30/91             $1,022              $-0-              $ 69            $1,091
          9/30/92              1,046                10               142             1,198
          9/30/93              1,126                30               225             1,381
          9/30/94                987                55               264             1,306
          9/30/95              1,011                90               348             1,449
          9/30/96              1,027                91               432             1,550
          9/30/97              1,066                99               532             1,697
          9/30/98              1,107               120               640             1,867
          9/30/99                991               150               654             1,795
          9/30/00              1,000               153               755             1,908            90.76%

            Ohio
          9/30/91             $1,008                $1             $  67            $1,076
          9/30/92              1,035                 7               138             1,180
          9/30/93              1,096                18               217             1,331
          9/30/94                988                40               262             1,290
          9/30/95              1,014                55               345             1,414
          9/30/96              1,011                62               421             1,494
          9/30/97              1,024                76               507             1,607
          9/30/98              1,046               100               602             1,748
          9/30/99                955               117               629             1,701
          9/30/00                955               121               720             1,796            79.59%

          Oregon
          9/30/91             $1,015              $-0-              $ 63            $1,078
          9/30/92              1,040               -0-               128             1,168
          9/30/93              1,105               -0-               206             1,311


           Fund/             Value of          Value of           Value          Total Value
            Year              Initial        Capital Gain           of                of              Total
          Ended(1)         Investment(2)    Distributions       Dividends       Investment(2)      Return(1)(3)
          --------         -------------    -------------       ---------       -------------      ------------

          9/30/94              1,017                 9               254             1,280
          9/30/95              1,048                14               334             1,396
          9/30/96              1,046                15               408             1,469
          9/30/97              1,077                23               496             1,596
          9/30/98              1,101                45               585             1,731
          9/30/99              1,024                52               618             1,694
          9/30/00              1,022                64               701             1,787            78.74%

    South Carolina
          9/30/91             $1,015                $5              $ 65            $1,085
          9/30/92              1,054                 8               133             1,195
          9/30/93              1,122                11               211             1,344
          9/30/94              1,003                27               252             1,282
          9/30/95              1,050                32               337             1,419
          9/30/96              1,063                36               417             1,516
          9/30/97              1,075                60               502             1,637
          9/30/98              1,104                77               598             1,779
          9/30/99              1,011                83               626             1,720
          9/30/00              1,009               101               714             1,824            82.43%


                                     Class C

           Fund/              Value of          Value of            Value         Total Value
           Period             Initial         Capital Gain           of                of              Total
          Ended(1)         Investment(2)      Distributions       Dividends      Investment(2)     Return(1)(3)
          --------         -------------      -------------       ---------      -------------     ------------

          National
          9/30/99                $941               $-0-              $12             $953
          9/30/00                 928                -0-               54               982            (1.84)%

          Colorado
          9/30/99                $939               $-0-              $12             $951
          9/30/00                 921                -0-               57               978            (2.20)%

          Georgia
          9/30/99                $940               $-0-              $12             $952
          9/30/00                 919                 22               51               992            (0.80)%

         Louisiana
          9/30/99                $943               $-0-              $12             $955
          9/30/00                 934                  6               52               992            (0.76)%

          Maryland
          9/30/99                $950               $-0-              $12             $962
          9/30/00                 940                  1               53              994             (0.57)%

       Massachusetts
          9/30/99                $929               $-0-              $11             $940
          9/30/00                 921                  7               50              978             (2.19)%

          Michigan
          9/30/99                $942               $-0-              $12             $954
          9/30/00                 941                  4               54              999             (0.10)%


           Fund/              Value of          Value of            Value         Total Value
           Period             Initial         Capital Gain           of                of              Total
          Ended(1)         Investment(2)      Distributions       Dividends      Investment(2)     Return(1)(3)
          --------         -------------      -------------       ---------      -------------     ------------

         Minnesota
          9/30/99                $943               $-0-              $12             $955
          9/30/00                 932                  5               51              988             (1.18)%

          Missouri
          9/30/99                $940               $-0-              $11             $951
          9/30/00                 940                  1               50              991             (0.88)%

          New York
          9/30/99                $937               $-0-              $12             $949
          9/30/00                 937                  1               53              991             (0.92)%

            Ohio
          9/30/99                $943               $-0-              $12             $955
          9/30/00                 936                  2               54              992             (0.84)%

           Oregon
          9/30/99                $946               $-0-              $11             $957
          9/30/00                 935                  7               50              992             (0.83)%

       South Carolina
          9/30/99                $939               $-0-              $12             $951
          9/30/00                 928                 10               52              990             (1.02)%


                                     Class D

           Fund/             Value of           Value of            Value         Total Value
           Period             Initial         Capital Gain           of                of              Total
          Ended(1)         Investment(2)     Distributions        Dividends      Investment(2)      Return(1)(3)
          --------         -------------     -------------        ---------      -------------      ------------

          National
          9/30/94               $875                $-0-              $25              $900
          9/30/95                923                 -0-               69               992
          9/30/96                939                 -0-              114             1,053
          9/30/97                978                 -0-              165             1,143
          9/30/98              1,013                 -0-              218             1,231
          9/30/99                937                 -0-              247             1,184
          9/30/00                934                 -0-              297             1,231             23.07%

          Colorado
          9/30/94               $919                $-0-              $24              $943
          9/30/95                944                 -0-               67             1,011
          9/30/96                942                 -0-              109             1,051
          9/30/97                961                 -0-              157             1,118
          9/30/98                988                 -0-              207             1,195
          9/30/99                918                 -0-              234             1,152
          9/30/00                909                 -0-              288             1,197             19.69%

          Georgia
          9/30/94               $899                $-0-              $25              $924
          9/30/95                938                  15               69             1,022
          9/30/96                945                  22              112             1,079
          9/30/97                976                  26              160             1,162


           Fund/             Value of           Value of            Value         Total Value
           Period             Initial         Capital Gain           of                of              Total
          Ended(1)         Investment(2)     Distributions        Dividends      Investment(2)      Return(1)(3)
          --------         -------------     -------------        ---------      -------------      ------------

          9/30/98              1,008                  32              210             1,250
          9/30/99                931                  36              238             1,205
          9/30/00                920                  63              284             1,267             26.71%

         Louisiana
          9/30/94               $909                $-0-              $26              $935
          9/30/95                933                  18               70             1,021
          9/30/96                935                  30              111             1,076
          9/30/97                947                  45              160             1,152
          9/30/98                974                  48              212             1,234
          9/30/99                893                  60              240             1,193
          9/30/00                893                  67              291             1,251             25.13%

          Maryland
          9/30/94               $913                $-0-              $25              $938
          9/30/95                942                  18               69             1,029
          9/30/96                944                  23              113             1,080
          9/30/97                963                  29              161             1,153
          9/30/98                984                  37              212             1,233
          9/30/99                922                  38              244             1,204
          9/30/00                922                  39              295             1,256             25.63%

       Massachusetts
          9/30/94               $920                $-0-              $27              $947
          9/30/95                948                   4               73             1,025
          9/30/96                942                  18              117             1,077
          9/30/97                959                  29              167             1,155
          9/30/98                991                  45              219             1,255
          9/30/99                897                  47              241             1,185
          9/30/00                898                  56              291             1,245             24.45%

          Michigan
          9/30/94               $919                $-0-              $26              $945
          9/30/95                947                   9               68             1,024
          9/30/96                937                  26              113             1,076
          9/30/97                954                  38              162             1,154
          9/30/98                979                  49              214             1,242
          9/30/99                891                  66              240             1,197
          9/30/00                899                  71              295             1,265             26.49%

         Minnesota
          9/30/94               $940                $-0-              $29              $969
          9/30/95                952                   2               78             1,032
          9/30/96                934                   4              125             1,063
          9/30/97                948                   4              174             1,126
          9/30/98                970                   6              225             1,201
          9/30/99                896                  19              251             1,166
          9/30/00                893                  26              298             1,217             21.73%

          Missouri
          9/30/94               $903                $-0-              $25              $928
          9/30/95                939                  10               68             1,017


           Fund/             Value of           Value of            Value         Total Value
           Period             Initial         Capital Gain           of                of              Total
          Ended(1)         Investment(2)     Distributions        Dividends      Investment(2)      Return(1)(3)
          --------         -------------     -------------        ---------      -------------      ------------

          9/30/96                941                  20              111             1,072
          9/30/97                954                  32              157             1,143
          9/30/98                980                  42              206             1,228
          9/30/99                889                  55              229             1,173
          9/30/00                899                  57              279             1,235             23.48%

          New York
          9/30/94               $897                $-0-              $26              $923
          9/30/95                921                  23               70             1,014
          9/30/96                933                  24              116             1,073
          9/30/97                970                  28              168             1,166
          9/30/98              1,006                  41              222             1,269
          9/30/99                901                  65              243             1,209
          9/30/00                910                  67              298             1,275             27.52%

            Ohio
          9/30/94               $920                $-0-              $26              $946
          9/30/95                946                  10               72             1,028
          9/30/96                944                  15              118             1,077
          9/30/97                956                  24              168             1,148
          9/30/98                977                  40              220             1,237
          9/30/99                892                  55              247             1,194
          9/30/00                893                  58              300             1,251             25.07%

           Oregon
          9/30/94               $926                $-0-              $26              $952
          9/30/95                953                   3               71             1,027
          9/30/96                952                   4              116             1,072
          9/30/97                981                  10              164             1,155
          9/30/98              1,002                  25              213             1,240
          9/30/99                932                  31              241             1,204
          9/30/00                931                  39              290             1,260             25.96%

       South Carolina
          9/30/94               $904                $-0-              $25              $929
          9/30/95                946                   2               70             1,018
          9/30/96                957                   4              115             1,076
          9/30/97                969                  21              163             1,153
          9/30/98                995                  33              214             1,242
          9/30/99                910                  39              239             1,188
          9/30/00                909                  51              289             1,249             24.91%


----------

(1) For the ten-year period ended September 30, 2000 for Class A shares, from commencement of operations for Class C shares on May 27, 1999 and from commencement of operations for Class D shares on February 1, 1994.


(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of a Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

A Fund's total returns and average annual total returns for Class A shares quoted above do not reflect the deduction of 12b-1 fees for periods prior to January 1, 1993, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of each Fund's Class A, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

Each Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for each Fund (vi) descriptions or comparisons of various savings and investment products, which may not include a Fund and (vii) comparisons of investment products (including a Fund) with relevant market or industry indices or appropriate benchmarks. Each Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, each Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Each Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

Each Fund's Promotional Material may make reference to a Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of a Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of a Fund and the returns of the market, adjusted for volatility.

                              Financial Statements


The Annual Report to Shareholders for the fiscal year ended September 30, 2000, contains a schedule of the investments of the Funds as of September 30, 2000, as well as certain other financial information. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as Seligman Municipal Fund Series shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or Series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.


Custodian. State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Funds. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Funds.


Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Funds. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A


MOODY'S INVESTORS SERVICE (MOODY'S)
MUNICIPAL BONDS

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

MUNICIPAL NOTES

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES (S&P)
MUNICIPAL BONDS


AAA: Municipal bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


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NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

MUNICIPAL NOTES

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.


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                                   APPENDIX B


                        RISK FACTORS AFFECTING THE FUNDS


Risk Factors Affecting the Colorado Fund

Because of limitations contained in the state constitution, the State of Colorado issues no general obligation bonds secured by the full faith and credit of the state. Several state agencies and other instrumentalities of the state are authorized by statute to issue bonds secured by revenues from specific projects and activities. Additionally, the state is authorized to issue short-term revenue anticipation notes.

The state constitution does allow local governments and other subdivisions of the state to issue general obligation debt, subject to certain requirements in the constitution as well as debt limits imposed by statute. As of 1995, Colorado contained more than 1,900 units of local government, including counties, statutory cities and towns, home-rule cities and counties, charter cities, school districts and a variety of water, irrigation and other special improvement districts, all with various constitutional and statutory authority to incur indebtedness and levy taxes. Also as of 1995, public debt in Colorado totaled approximately $16.9 billion, up 33% from 1990. Of that total, local government debt accounted for $14.1 billion. (Report of the State Auditor:
Government Debt in Colorado, Special Study Fiscal Years 1994 through 1995.)

The major sources of revenue for repayment of public indebtedness are the ad valorem property tax, sales tax and use and consumption fees. The ad valorem property tax is presently imposed and collected solely at the local level, although the state also has authority to do so. Total revenue from property taxes in Colorado in 1999 was $3.49 billion, an increase from $3.20 billion in 1998. The total assessed value of all taxable property, real and personal, in the state in 1999 was $46.71 billion, an increase of 16.3% over 1998. This increase was the largest percentage change since 1987. (Department of Local Affairs, 29th Annual Report to the Governor and the General Assembly.) With two exceptions, property in Colorado is assessed at 29% of its actual value. Residential real property was assessed at 9.74% of actual value in 1999, although this rate varies according to a formula specified in the constitution. Producing mines and oil and gas properties are assessed at 87.5% of primary recovery and 75% of secondary recovery. The state constitution imposes limits on the mill levy of taxes for state purposes.

Colorado has two other especially significant constitutional provisions affecting government finance. One is a balanced-budget requirement. The second is known as the Taxpayer's Bill of Rights ("TABOR"), adopted by Colorado voters in 1992. TABOR imposes strict limitations on government revenue, debt, and spending. TABOR requires voter approval in advance for nearly all new taxes, tax rate increases, mill levies above that for the prior year, valuation for assessment ratio increases, extensions of expiring taxes, and tax policy changes directly causing a net tax revenue gain. TABOR provides that, without voter approval, state and local government revenue may grow only to account for inflation and increases in population. Any excess revenue must be returned to the taxpayers. TABOR also requires voter approval prior to the creation of any multiple-fiscal year debt or financial obligations without present cash reserves pledged irrevocably and held for payments in all future fiscal years. Its provisions generally apply to the state and any local government but not to "enterprises." An enterprise is a government-owned business authorized to issue its own revenue bonds and receiving under 10% of its annual revenue in grants from all Colorado state and local governments combined.

State revenues exceeded the TABOR limit for the first time in fiscal year 1996-97, at which time the revenue limit was $6.51 billion and excess revenue totaled $139 million. Since then, the revenue limit has grown, based on inflation and population growth, to a level of $7.564 billion for fiscal year 1999-2000. State revenues for fiscal year 1999-2000 exceeded this limit by $941.1 million. The state legislature has reduced the state income tax rate from 5% to 4.63% (4.75% for 2000) and the state sales tax rate from 3% to 2.9% beginning in 2001. In addition, Colorado voters recently passed Referendum A, which provides property tax relief for seniors, which will reduce state revenues by $44 million during fiscal year 2001-02. (Colorado Legislative Council, Focus
Colorado: Staff Forecasts, 2000-2006, December 2000)


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Even taking into account the tax cuts, both the Colorado Legislative Council and the Office of State Planning and Budgeting (Colorado Economic Perspective, December 20, 2000) predict state revenues will continue to exceed the TABOR limits into the foreseeable future. Both organizations predict the limit on state revenues to grow by more than 4% in each of the next six fiscal years.
They also both predict that actual state revenues will continue to exceed the limit by hundreds of millions of dollars each year. The Office of State Planning and Budgeting predicts excess revenue of $991.5 million in fiscal year 2000-01. That office predicts that the amount of excess revenue will grow to $1.33 billion in fiscal year 2005-06, with a total of $5.9 billion in excess revenue from fiscal years 2000-01 through 2005-06. The Colorado Legislative Council predicts revenue will exceed the TABOR limit by $858.7 million in fiscal year 2000-01. The Council predicts the excess revenues will continue, at least through 2006, with a total of $6.65 billion in excess revenue from fiscal years 2000-01 through 2005-06. None of the forecasts take into account that the 2000 U.S. Census shows Colorado's population has grown significantly more than state estimates used up to now to calculate growth in the TABOR revenue limits. However, the forecasts do take into account the recent passage of Amendment 23, concerning funding for public schools, by Colorado voters in the November 2000 general election. Amendment 23 authorizes the state to retain and spend TABOR surplus revenue on education, which will reduce the TABOR surplus by approximately $345.4 million in fiscal year 2001-02 and annually thereafter in slightly greater amounts.

The Colorado legislature has instituted a variety of mechanisms to refund excess revenues. Most of the mechanisms, including several new tax credits, are targeted toward specific classes of taxpayers. Another is a general sales tax refund to all qualifying individual taxpayers that is credited against their Colorado income tax. These refund mechanisms will only continue in future tax years with sufficient excess TABOR revenue. (Governor's Office of State Planning and Budgeting: The Tabor Surplus, September 2000) Nevertheless, based on the current predictions of future excess revenue, all of the refund mechanisms would be in effect through fiscal year 2005-06.

On the whole, TABOR is an extremely complicated constitutional provision, and its impact is not fully understood. It makes governmental budgeting and finance decisions in Colorado difficult. It limits the options available to taxing authorities regarding revenue and spending decisions and, in the event of an economic downturn, would limit the ability of state and local governments to respond to changing circumstances. Among the risks associated with TABOR that investors should consider is that state and local governments may not be able to maintain sufficient surplus revenues as a cushion in the event of an economic downturn if they have not been given voter approval to retain the excess revenues. In addition, the Colorado legislature has chosen to refund the state's TABOR surplus in arrears, that is, out of the next fiscal year's revenues. A substantial decline in state revenues could leave the state with inadequate revenues to pay both current year obligations and the prior year refunds required under TABOR.

In addition to normal sources of revenue, the state government expects to receive approximately $2.88 billion over the next 25 years from the settlement of a lawsuit against several tobacco companies. (Press Release by Attorney General's office, 3/9/99) Colorado has received more than $115 million under the settlement to date. (Press Release by Attorney General's office, 7/28/00) The state legislature has statutorily declared that all moneys received by the state pursuant to the settlement are excluded from fiscal year spending and therefore not subject to the TABOR revenue limits. (C.R.S. 24-22-116) To date, this declaration has not been successfully challenged.

The factors outlined below are generally indicative of the current economic status of Colorado. Statistics and forecasts cited here are compiled from the following economic reports prepared by government and private sector economists and other reports as noted: Office of State Planning and Budgeting, Colorado Economic Perspective, December 20, 2000 ("Colorado Economic Perspective"); Colorado Legislative Council, Staff Forecasts, 2000-2006, December 2000 ("Staff Forecasts"); Dr. Tucker Hart Adams, US Bank 2001 Economic Forecast ("US Bank"); Colorado Business Economic Outlook Forum 2001 ("Colorado Outlook"). There can be no assurance that additional factors or economic difficulties and their impact on state and local government finances will not adversely affect the market value of obligations of the Colorado Fund or the ability of the respective obligors to pay the debt service on such obligations.


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According to the U.S. Census Bureau, the Colorado population was just over 4.3 million in 2000, a 30.6% growth from 1990. Colorado economists forecast that the state's population will grow 2% in 2001, although economists agree that net migration into Colorado has slowed and will gradually decline. According to US Bank, Colorado's gross state product in 1997 (the most current data available) was $126.1 billion, placing Colorado 22nd among states. Approximately two-thirds of the Colorado gross state product is derived from service industries.

According to the Colorado Economic Perspective, non-agricultural job growth in Colorado averaged 3.8% per year during the 1990s. However, economists expect growth in non-agricultural employment to slow in Colorado over the next few years. Non-agricultural job growth was 3.7% in 1999 but estimates for 2000 range from 3.2-3.6%, and forecasts for 2001 predict growth of between 2.5-3.1%. According to Colorado Outlook, employment in all job sectors except manufacturing and oil, gas and mining grew in 1999. For 2000, all job sectors are expected to experience growth or at least maintain 1999 levels. According to economists, the unemployment rate was 2.9% in 1999 and is estimated to be 2.7-2.8% for 2000. The unemployment rate is expected to increase slightly in 2001, with predictions ranging from 2.9-3.1%, but to remain below the national unemployment rate. All economic forecasts reviewed predict that the labor shortage faced by many Colorado companies will continue in 2001 and beyond. According to US Bank, the state's labor shortage is the most significant constraint on economic growth in Colorado. Also according to US Bank, Colorado has one of the highest percentages of workers employed in the technology sector, making the state's economy particularly exposed to a downturn in the "new" economy.

Total personal income in Colorado increased 8.0% in 1999, according to economists, and estimates for 2000 Colorado personal income growth are slightly higher, ranging from 8.2-8.7%. After that, economists forecast a decrease, with estimates for 2001 personal income growth in the range of 7.5-8.1%. In 2000, the Denver-Boulder metropolitan area's inflation rate, estimated to be 3.4-3.7%, again outpaced nationwide inflation of 3.2-3.3%. Colorado economists forecast the Denver-Boulder metropolitan area's inflation rate for 2001 at between 3.1-3.3%, as compared to an inflation rate forecast of between 2.0-3.1% for the nation. Retail sales in Colorado rose between 6.1-11.1% in 2000, according to estimates, as compared to an increase of 6.8-8.5% in 1999. Projections by Colorado economists are for retail sales growth in 2001 of between 5.2-8.0%.

Economists agree that the Colorado construction industry will experience a downturn from its frenetic pace of the 1990s. However, estimates on the magnitude of the downturn vary widely. All estimates predict that residential construction rebounded slightly in 2000 from its 1999 decline, with the number of permits issued increasing from 4.2-9.5%. However, all reports reviewed predict a decrease in the number of housing permits for 2001, with reductions ranging from 6.4-14.8%. In non-residential construction, the change in the value of contracts varies widely from year to year. Economists concur that 1999 was a rebound year, although the estimates of growth in non-residential construction vary from 25.1-41.0%. All sources indicate declines for 2000 within the range of 11.2-24.8%, but they cannot agree on a forecast for 2001, with estimates ranging from a further downturn of 10.9% to an increase of 11.3%. In addition, although Colorado voters did not approve the growth-control initiative that was on the November 2000 ballot, growth, congestion and open space are among the most contentious issues in Colorado at this time and future legislation in this area could significantly impact the Colorado construction industry and the state's economy generally in the next few years.

According to the Colorado Economic Perspective, $5 billion in public works construction occurred in metropolitan Denver in the 1990's. Colorado Outlook notes that in 2000-01, some major public construction projects, including the new professional football stadium, will be winding down, and that several new, large public projects will not be starting until 2001-02. Among the major public projects scheduled for the first decade of the new century are more than a billion dollars in transportation improvements approved by voters in 1999 (including a state-wide road building program and a new light rail line for metropolitan Denver) and voter-approved bond issues for improvements to Denver's convention center, zoo and art museum. However, the most recent election, in particular the passage of Amendment 23, the school funding constitutional amendment, could affect the amount and timing of some public works construction projects. It is believed that Amendment 23 could have a substantial impact on government spending on infrastructure by as soon as 2001.

Overall, Colorado economists concur that the state's remarkable economic expansion of the early 1990's is decelerating, and they predict that the state will experience slower growth into the first years of the 21st century.


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According to the Colorado Economic Perspective, the state will realize continued
but slower expansion, with three factors limiting the Colorado economy: the labor shortage, increased costs of living and doing business in Colorado, and the construction slow-down. However, the economic reports reviewed concur that a downturn in the national and world economy has the potential to dramatically affect Colorado's economy and, in the event of such a downturn, particularly in the technology sector, the state's economy may be far less healthy than forecast.

Risk Factors Affecting the Georgia Fund

Since 1973 the long-term debt obligations of the State of Georgia have been issued in the form of general obligation debt. Prior to 1973 all of the State's long-term obligations were issued by 10 separate State authorities and secured by lease rental agreements between the authorities and various State departments and agencies. Currently, Moody's rates Georgia general obligation bonds Aaa; S&P rates such bonds AAA and Fitch rates such bonds AAA. There can be no assurance that the economic and political conditions on which these ratings are based will continue or that particular obligation issues may not be adversely affected by changes in economic, political or other conditions that do not affect the above ratings.


In addition to general obligation debt, the Georgia Constitution permits the issuance by the State of certain guaranteed revenue debt. The State may incur guaranteed revenue debt by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. The Georgia Constitution prohibits the incurring of any general obligation debt or guaranteed revenue debt if the highest aggregate annual debt service requirement for the then current year or any subsequent fiscal year for outstanding general obligation debt and guaranteed revenue debt, including the proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under all contracts then in force to which the provisions of the second paragraph of Article IX, Section VI, Paragraph I(a) of the Georgia Constitution of 1976 (supplanted by the Constitution of 1983) are applicable, exceed 10% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which any such debt is to be incurred. As of September 2000, the State's highest total annual commitment in any current or subsequent fiscal year equaled 4.57% of fiscal year 2001 estimated receipts.


The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the state treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the state treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the state treasury. No such short-term debt has been incurred under this provision since the inception of the constitutional authority referred to in this paragraph.

The obligations held from time-to-time in the Georgia Fund will, under present law, have a very high likelihood of having been validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent obligations and the security therefor. Certain obligations of certain governmental entities in the State are not required to be validated and confirmed; however, the percentage of such non-validated obligations would be very low in relation to all outstanding municipal obligations issued within the State.


The State operates on a fiscal year beginning July 1 and ending June 30. For example, "fiscal 2001" refers to the year ended June 30, 2001.

Based on data issued by the State of Georgia for the fiscal year 2000, income tax receipts and sales tax receipts of the State for fiscal year 2000 comprised approximately 54.5% and 34.2%, respectively, of the State tax receipts. Further, such data shows that total State Treasury Receipts for fiscal 2000 increased by approximately 10.5% over such State Treasury Receipts in fiscal 1999. As of September 2000, the State estimates Net Revenues for 2001 at $13,622,000,000.


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The average annual unemployment rate of the civilian labor force in the State for June 2000 was 3.4% according to preliminary data provided by the Georgia Department of Labor. The Metropolitan Atlanta area, which is the largest employment center in the area comprised of Georgia and its five bordering states and which accounts for approximately 42% of the State's population, has for some time enjoyed a lower rate of unemployment than the State considered as a whole. In descending order, services, wholesale and retail trade, manufacturing, government and transportation and public utilities comprise the largest sources of employment within the State.


Many factors affect and could have an adverse impact on the financial condition of the State and other issuers of long-term debt obligations which may be held in the Georgia Fund, including national, social, environmental, economic and political policies and conditions, many of which are not within the control of the State or such issuers. It is not possible to predict whether or to what extent those factors may affect the State and other issuers of long-term debt obligations which may be held in the portfolio of the Georgia Fund and the impact thereof on the ability of such issuers to meet payment obligations.

The sources of the information are the official statements of issuers located in Georgia, other publicly available documents and oral statements from various Federal and State agencies.

Risk Factors Affecting the Louisiana Fund

Under Louisiana law, certain bonds and obligations constitute general obligations of the State of Louisiana or are backed by the full faith and credit of the State of Louisiana, and certain bonds and obligations do not or are not. The Louisiana Fund invests in both types of obligations.

The Bond Security and Redemption Fund of the State of Louisiana secures all general obligation bonds of the State of Louisiana issued pursuant to Article VII, Sections 6(A) and 6(B) of the constitution of Louisiana and those bonds issued by State agencies or instrumentalities which are backed by the State's full faith and credit, pari passu. With certain exceptions, all money deposited in the State Treasury is credited to the Bond Security and Redemption Fund. In each fiscal year, an amount sufficient to pay all of the State's current obligations which are secured by its full faith and credit is allocated from the Bond Security and Redemption Fund. After such allocation, with certain exceptions, any money remaining in the Bond Security and Redemption Fund is credited to the State General Fund.

Any bonds issued by the State of Louisiana other than general obligation bonds, or any bonds issued by the State of Louisiana or any other issuer that are not backed by the full faith and credit of the State of Louisiana are not entitled to the benefits of the Bond Security and Redemption Fund.

The legislature has limited its ability to authorize certain debt and the State Bond Commission's ability to issue certain bonds. The legislature may not authorize general obligation bonds or other general obligations secured by the full faith and credit of the State if the amount of authorized but unissued debt plus the amount of outstanding debt exceeds twice the average annual revenues of the Bond Security and Redemption Fund for the last three fiscal years completed prior to such authorization. This debt limitation is not applicable to or shall not include the authorization of refunding bonds secured by the full faith and credit of the State, to authorized or outstanding bond anticipation notes, or to the issuance of revenue anticipation notes. Bond anticipation notes are issued in anticipation of the sale of duly authorized bonds or to fund capital improvements. The State Bond Commission may not issue general obligation bonds or other general obligations secured by the full faith and credit of the State at any time when the highest annual debt service requirement for the current or any subsequent fiscal years for such debt, including the debt service on such bonds or other obligations then proposed to be sold by the State Bond Commission, exceeds 10% of the average annual revenues of the Bond Security and Redemption Fund for the last three fiscal years completed prior to such issuance. This debt limitation is not applicable to the issuance or sale by the State Bond Commission of refunding bonds secured by the full faith and credit of the State of Louisiana or to bond anticipation notes.

A new limitation on State borrowing has been established as a result of a constitutional amendment passed by the voters of Louisiana in October 1993. As a result of the amendment, the State Bond Commission may not approve


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the issuance of general obligation bonds secured by the full faith and credit of the State, or bonds secured by self-support revenues which in the first instance may not be sufficient to pay debt service and will then draw on the full faith and credit of the State, if the debt service requirement exceeds a specified percent of the estimate of money to be received by the State general fund and dedicated funds for each respective fiscal year as contained in the official forecast adopted by the Revenue Estimating Conference at its first meeting at the beginning of each fiscal year. The percentages are set on a graduated scale, beginning with 13.1% for the 1993-1994 fiscal year and descending to 6.0% for the 2003-2004 fiscal year and thereafter. The intent of the amendment is to reduce State borrowing over time so that there is some limit put on the debt service portion of the State budget.

The State Bond Commission may also issue and sell revenue anticipation notes to avoid temporary cash flow deficits. These notes are payable from anticipated cash, as reflected in the most recent official forecast of the Revenue Estimating Conference. Unless issued in accordance with the provisions of
Article VIII, Section 6(A) of the State Constitution, the notes do not constitute a full faith and credit obligation of the State.

The foregoing limitations on indebtedness imposed upon the legislature and the State Bond Commission do not apply to obligations that are not general obligations of the State of Louisiana or that are not backed by the full faith and credit of the State of Louisiana.

Although the manner in which the Bond Security and Redemption Fund operates is intended to adequately fund all obligations that are general obligations of the State, or that are secured by the full faith and credit of the State, there can be no assurance that particular bond issues will not be adversely affected by expected budget gaps.


From 1993 to 1999, Louisiana has experienced recurring budget surpluses which have been applied to the reduction of outstanding debts. The 1999-2000 fiscal year ended with a break-even financial condition and the beginning of a period of renewed fiscal restraint. A statewide referendum to restructure the income and sales tax failed by a wide margin, leaving the state's tax revenues very dependent upon future sales tax collections.

The minimal growth in sales tax revenues from 1998 to 2000 did not provide sufficient revenues to meet inflation induced rises in operating costs or the need to raise teacher pay levels, which are well below the southern regional average. A series of parish-wide (county) sick outs among teachers were beginning to occur in the winter of 2000 as a prelude to a possible statewide teacher job action during 2001. Income taxes in 1999 provided 30.2% of state revenues, while the national average was 40.6%. Per capita income with Louisiana has continued to grow by 2% to 4% per year, while sales tax collections have nearly stabilized since 1998.

Overall casino, lottery and video poker revenue are a substantial part of the 15.8% of the state budget classified as Other Income. Normally, this broad miscellaneous revenue category is about 9.2% of revenues. However, growth in gaming revenue has also been modest since 1999. Harrah's casino subsidiary in New Orleans has announced its intent to close as of April 1, 2001 and seeks bankruptcy protection unless substantial tax and operating concessions are provided by both the State of Louisiana and bond holders. The $100 million in required state taxes paid by Harrah's have not been a budgeted source of income by Louisiana, but do provide funds for a variety of projects which would have to be discontinued or for which funding would need to be provided from other sources.

The fiscal shortfall for the Louisiana budget in 2001-02 is likely to exceed $200 million before funding teacher pay raises, if such funding is provided by the legislature. Reductions in services and some increases in tax revenues are likely to be necessary for the legislature to meet its constitutionally mandated balanced budget condition for 2001-02.



                                       65
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The continuation of general fund surpluses does not assure the revenues for bonds not entitled to the full faith and credit of the State and that, therefore, are not secured by the Bond Security and Redemption Fund. Examples of these bonds include general obligation parish bond issues, revenue bonds issued by the State of Louisiana or a parish or other political subdivision or agency, and industrial development bonds. Revenue bonds are payable only from revenues derived from a specific facility or revenue source. Industrial development bonds are generally secured solely by the revenues served from payments made by the industrial users. With respect to bonds issued by local political subdivisions or agencies, because the 64 parishes within the State of Louisiana are subject to their own revenue and expenditure problems, current and long-term adverse developments affecting their revenue sources and their general economy may have a detrimental impact on such bonds. Similarly, adverse developments affecting Louisiana's state and local economy could have a detrimental impact on revenue bonds and industrial development bonds.


Employment within Louisiana as measured by estimates from a sample of employers by the Louisiana Department of Labor fell from 1,970,400 jobs from October 1999 to 1,928,500 jobs in October 2000. The loss of 41,500 jobs may not be confirmed by future estimates based on actual job counts, which may differ with these sample estimates. Using actual job counts for March 1999 versus March 2000 by the Louisiana Department of Labor, there is an estimated gain of 33,400 jobs within Louisiana. The statewide unemployment rate was 5.3% as of October 2000 and is rising. Consolidations in the oil and gas industry and reductions in new construction activity were the largest contributors to the reduced rate of growth for the Louisiana economy. The apparent slowing of the growth of the US economy as of the Fall of 2000 makes it likely that the Louisiana economy will experience continued moderate economic growth or the possibility of some job declines during 2001.


Risk Factors Affecting the Maryland Fund


The Maryland Fund's concentration on municipal bonds issued by the State of Maryland (the "State"), its political subdivisions and its agencies means that investors are subject to risks of default or change in value of the securities making up the Maryland Fund deriving from certain unique factors affecting Maryland issuers. The information presented below has been derived from the most recent official statement for the State's general obligation bonds, and does not purport to be comprehensive and is necessarily limited to general economic conditions.

General Factors. The State of Maryland has a population of approximately 5.2 million, with employment based largely in services, trade, and government. Those sectors, along with finance, insurance, and real estate, were the largest contributors to the gross state product, according to the most recent Census. Population is concentrated around Baltimore and Washington, DC, and proximity to Washington, DC influences


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the above average percentage of employees in government. Manufacturing, on the other hand, is a much smaller proportion of employment than for the nation as a whole. Annual unemployment rates have been below those of the national average for each of the last 20 years except 1979 and 1997. The unemployment figure for 1999 was 3.6% compared to a national rate for the same period of 4.2%. The State's personal income per capita is the fifth highest in the nation in 1999, according to the US Department of Commerce, Bureau of Economic Analysis, at 112.8% of the national average.

State Finances. The State Constitution mandates a balanced budget. The State enacts its budget annually. The State's total expenditures as shown in summary financial statements for the fiscal years ending June 30, 1997, June 30, 1998 and June 30, 1999 were $13,385,744,000, $13,566,389,000 and $14,579,431,000, respectively. Revenues are derived largely from certain broad-based taxes, including statewide income, sales, motor vehicle, and property taxes. Non-tax revenues are largely from the federal government for transportation, health care, welfare and other social programs. General fund revenues on a budgetary basis realized in the State's fiscal year ended June 30, 1999, exceeded estimates by about $327.7 million, or 4.0%. The State ended fiscal 1999 with a $583.3 million general fund balance on a budgetary basis, of which $263.3 million was designated to fund fiscal year 2000 operations; this balance reflects a $568.8 million increase compared to the balance projected at the time the 1999 budget was enacted. In addition, there was a balance in the Revenue Stabilization Fund of $643.9 million. On a GAAP basis, the fiscal 1999 undesignated general fund balance was $539.3 million, compared with $230.2 million at the end of fiscal 1998. The total GAAP fund balance for fiscal year 1999 was $1,978.0 million compared with a total fund balance of $1,595.2 million for fiscal year 1998.

Estimates for fiscal 2000 project a total budget of $18.2 billion, a $1.5 billion increase over fiscal 1999. The general fund accounts for approximately $9.0 billion, of which the largest expenditures are for health and education, which together represent two-thirds of total general fund expenditures. General fund expenditures exclude transportation, which is funded with special fund revenues from the Transportation Trust Fund.

Reserve funds consist of the Revenue Stabilization Fund and other reserve accounts, which together totaled $742 million at the end of fiscal 1999. The Revenue Stabilization Fund was established to retain State revenues for future needs and to reduce the need for future tax increases. Current estimates for the close of fiscal 2000 project a total reserve balance of $679.7 million, of which $581.0 million is projected to be in the Revenue Stabilization Fund. The projected balance in the Revenue Stabilization Fund represents 6.4% of estimated General Fund Revenues.

Maryland municipal debt. The public indebtedness of Maryland, its political subdivisions and its agencies are divided into three basic types. The State and its political subdivisions issue general obligation bonds, to the payment of which the ad valorem property tax is pledged, for capital improvements and for various State or local projects. The Maryland Department of Transportation issues its limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities issue obligations payable solely from specific non-tax, enterprise fund revenues and for which the State has no liability and has given no moral obligation assurance. The State, its political subdivisions and certain of its agencies also have entered into a variety of lease agreements specifying that payments thereunder are subject to annual appropriation.

At least since the Civil War, the State has paid the principal of and interest on its general obligation bonds when due. There is no general debt limit imposed at the State level by the State Constitution or public general laws. Maryland had $4.6 billion of net State tax supported debt outstanding at March 31, 2000. General obligation bonds accounted for $3.4 billion of that amount. About 58% of debt service on general obligation bonds is paid from State property tax receipts, with the remainder paid from general funds of the State and by loan repayments from local units and other sources. Department of Transportation bonds outstanding account for another $1.0 billion; the debt service on those bonds is payable from taxes and fees related to motor vehicles and motor vehicles fuel and a portion of the corporate income tax. Debt obligations issued by the Maryland Stadium Authority in the form of lease-backed revenue bonds account for $290.8 million of State tax supported debt



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outstanding as March 31, 2000. Rental payments under the lease are subject to annual appropriation by the General Assembly. The State has also financed construction and acquisition of various other facilities and equipment through lease-type financing, subject to annual appropriation by the General Assembly. The State had $893.7 million of authorized but unissued debt at March 31, 2000. The state issued $200,000,000 of its general obligation bonds on August 3, 2000.

Risks associated with Maryland municipal bonds. Risks associated with municipal obligations vary by type. Major factors affecting the State's general obligation bonds are discussed above under the headings "General Factors" and "State Finances." However, factors affecting the local economy of a particular county or city may affect the investment quality of that county or city's general obligation bonds without necessarily affecting the investment quality of the general obligation bonds of the State or other Maryland counties or cities. Limited obligation revenue bonds may fluctuate in investment quality due to factors affecting only the particular revenue stream. For example, a downturn in the Maryland health care sector or a downturn for a specific health care borrower might affect the investment quality of Maryland hospital revenue bonds generally or might only affect a specific health care revenue bond issue. For another example, a sharp change in prevailing mortgage interest rates could affect the investment quality of housing mortgage revenue bonds. Risks associated with any type of municipal obligations may be significantly reduced when such bonds have been pre-refunded, or if such bonds are insured.

Industry specific conditions may affect the investment quality and value of revenue bonds. This paragraph discusses some of the major economic factors affecting the principal types of revenue bonds issued by Maryland governmental entities. Water and sewer revenues are affected by trends in population and new construction and by weather cycles. Transportation facility revenues are affected by economic conditions generally and by special factors such as rising energy prices. Revenues from private, non-profit healthcare corporations and hospitals are subject to federal and state regulatory restrictions, Maryland State rate regulation and fluctuations in federal and state reimbursement rates for Medicare and Medicaid. As of the 2000 year end, Maryland hospitals and healthcare corporations generally face a more difficult operating environment than in previous years, due to revenue constraints imposed by the Maryland Health Services Cost Review Commission. The revenues of private colleges and universities are affected by enrollment demand and cost pressures. Enrollment demand fluctuates with changes in the population of college bound persons and with the state of the economy. Housing revenue bonds are affected by the pace of housing starts, sales and refinancings, and by the levels of mortgage rates generally and local housing demand.


Risk Factors Affecting the Massachusetts Fund

The Commonwealth of Massachusetts and certain of its cities, towns, counties and other political subdivisions have at certain times in the past experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of such financial difficulties could adversely affect the market values and


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marketability of, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, recent developments regarding the Massachusetts statutes which limit the taxing authority of certain Massachusetts governmental entities may impair the ability of the issuers of some Massachusetts Municipal Obligations to maintain debt service on their obligations.


Total expenditures and other uses by the Commonwealth for fiscal 1996 totaled approximately $17.925 billion and total revenues and other sources totaled approximately $18.371 billion. Overall, the budgeted operating funds ended fiscal 1996 with an excess of revenues and other sources over expenditures and other uses of $446 million, and with positive fund balances of approximately $1.172 billion. Total expenditures and other uses for fiscal 1997 totaled approximately $19.002 billion and total revenues and other sources totaled approximately $19.223 billion. The budgeted operating funds ended fiscal 1997 with an excess of revenues and other sources over expenditures and other uses of $221 million, and with positive fund balances of approximately $1.394 billion. Total expenditures and other uses for fiscal 1998 totaled approximately $20.607 billion and total revenues and other sources totaled approximately $21.405 billion. The budgeted operating funds ended fiscal 1998 with an excess of revenues and other sources over expenditures and other uses of $798 million, and with positive fund balances of approximately $2.192 billion. Total expenditures and other uses for fiscal 1999 totaled approximately $21.647 billion and total revenues and other sources totaled approximately $21.567 billion. The budgeted operating funds ended fiscal 1999 with a deficit of revenues and other sources as compared to expenditures and other uses of $79.7 million, and with positive fund balances of approximately $2.112 billion. Total expenditures and other uses for fiscal 2000 totaled approximately $26.048 billion and total revenues and other sources totaled approximately $26.221 billion. The budgeted operating funds ended fiscal 2000 with an excess of revenues and other sources as compared to expenditures and other uses of $173 million, and with positive fund balances of approximately $2.285 billion.

The fiscal 2001 budget is based on estimated total revenues and other sources of approximately $22.142 billion. Total expenditures and other uses for fiscal 2001 are currently estimated at approximately $22.327 billion. The fiscal 2001 budget proposes that the $185 million differences between estimated revenues and other sources and expenditures and other uses be provided for by application of the beginning fund balances for fiscal 2000, to produce estimated ending fund balances for fiscal 2001 of approximately $2.100 billion. The fiscal 2001 budget is based upon numerous spending and revenue estimates, the achievement of which cannot be assured.


In Massachusetts, the tax on personal property and real estate is the principal source of tax revenues available to cities and towns to meet local costs. "Proposition 2 1/2", an initiative petition adopted by the voters of the Commonwealth of Massachusetts on November 4, 1980, limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service. Proposition 2 1/2 required those cities and towns with property tax levies in excess of 2 1/2% of the full and fair cash value of their taxable real estate and personal property to reduce their levies to the 2 1/2% level. It also limited each year's increase in the tax levy for all cities and towns to 2 1/2% of the prior year's maximum levy, with an exception for certain property added to the tax rolls and for certain substantial valuation increases other than as part of a general reevaluation.

The reductions in local revenues and anticipated reductions in local personnel and services resulting from Proposition 2 1/2 created strong demand for substantial increases in state funded local aid, which increased


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


significantly in fiscal years 1982 through 1989. The effect of this increase in local aid was to shift a major part of the impact of Proposition 2 1/2 to the Commonwealth. Because of decreased Commonwealth revenues, local aid declined significantly in fiscal 1990, 1991 and 1992. Local aid increased somewhat in each fiscal year from 1993 through 2000 and is expected to increase again in fiscal 2001.


Limitations on state tax revenues have been established by legislation approved by the Governor on October 23, 1986 and by an initiative petition approved by the voters on November 4, 1986. The two measures are inconsistent in several respects, including the methods of calculating the limits and the exclusions from the limits. The initiative petition, unlike its legislative counterpart, contains no exclusion for debt service on Commonwealth bonds and notes. Under both measures, excess revenues are returned to taxpayers in the form of lower taxes. It is not yet clear how differences between the two measures will be resolved. State tax revenues in fiscal 1987 did exceed the tax limit imposed by the initiative petition by an estimated $29.2 million. This amount was returned to the taxpayers in the form of a tax credit against calendar year 1987 personal income tax liability pursuant to the provisions of the initiative petition. State tax revenues since fiscal 1988, have not exceeded the limit imposed by either the initiative petition or the legislative enactment.


The Commonwealth maintains financial information on a budgetary basis. Since fiscal year 1986, the Comptroller also has prepared annual financial statements in accordance with generally accepted accounting principles (GAAP) as defined by the Government Accounting Standards Board. GAAP basis financial statements indicate that the Commonwealth ended fiscal 1993 and 1994 with fund deficits of approximately $184.1 million and $72 million, respectively. GAAP basis financial statements indicated that the Commonwealth ended fiscal 1995, 1996, 1997, 1998 and 1999 with fund equities of approximately $287.4 million, $709.2 million, $1.096 billion, $1.841 billion and $1.705 billion, respectively.


Risk Factors Affecting the Michigan Fund


The principal sectors of Michigan's diversified economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing, however, such manufacturing continues to be an important part of the State's economy. These particular industries are highly cyclical and in recent years, operated at somewhat less than full capacity. The cyclical nature of these industries and the Michigan economy can adversely affect the revenue streams of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

In 1977, the State enacted legislation, which created the Counter-Cyclical Budget and Economic Stabilization Fund (BSF). The BSF is designed to accumulate balances during years of significant economic growth, which may be utilized in years when the State's economy experiences cyclical downturns or unforeseen fiscal emergencies. General Fund surplus during 1992-99 was transferred, as required by statute, to the BSF. Calculated on an accrual basis, the unreserved ending accrued balances of the BSF were $987.9 million at September 30, 1995, $614.5 million at September 30, 1996, $579.8 million at September 30, 1997, $100.5 million at September 30, 1998, and $1,222.5 million at September 30, 1999. The balance is net of a reserve for future education spending of $529.1 million at September 30, 1996 and $572.6 million on September 30, 1997. The State's Annual Financial report for fiscal years ending September 30, is generally available at the end of March of the following year.


Beginning in 1993, the Michigan Legislature enacted several statutes which significantly affect Michigan property taxes and the financing of primary and secondary school operations. The property tax and school finance reform measures included a ballot proposal ("Proposal A") and constitutional amendment which was approved by voters on March 15, 1994. Under Proposal A as approved, the State sales and use tax rates were increased from 4% to 6%, the State income tax and cigarette tax were increased, the Single Business Tax imposed on business activity within the state was decreased and, beginning in 1994, a State property tax of 6 mills is now imposed on all real and personal property currently subject to the general property tax. Proposal A contains additional provisions regarding the ability of local school districts to levy supplemental property taxes for operating purposes as well as a limit on assessment increases for each parcel of property, beginning in 1995 to the lesser of 5% or the rate of inflation.


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Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund. Proposal A shifts significant portions of the cost of local school operations from local school districts to the State and raises additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.


The State is a party to various legal proceedings seeking damages or injunctive or other relief and, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under state taxes. The ultimate resolution of those claims is not presently determinable, and the State has not expressed any opinion in disclosure materials relating to municipal bond offerings regarding the ultimate disposition and consequences of any litigation, or the disposition and consequences of these cases in combination with any State revenue loss, the implementation of any tax reduction or the failure to realize any budget assumption.

Legal proceedings specifically identified by the State in municipal bond offering materials as having potentially material financial consequences include a November 24, 1999 ruling by the Michigan Court of Claims in Jefferson Smurfitt v State of Michigan, Docket No. 98-17140-CM, that the site-based capital acquisition deduction in Michigan's single business tax is unconstitutional. The case is on appeal to the Michigan Court of Appeals, and the financial impact of the decision is uncertain. There is also pending a class action captioned as 10th Judicial Circuit, et al. v State of Michigan, et al. (Saginaw Circuit Court No. 94-2936-AA/Court of Claims No. 94-15534-CM), for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate and fund court operations. Plaintiffs have asserted that the amount in controversy exceeds $5 million. The case is currently pending final class certification.

Two additional cases are also pending (Durant, et al. v State of Michigan, et al. ("Durant III") and Adair, et al. v State of Michigan, et al.) and relate to allegations by more than 365 Michigan school districts and individuals that the State has failed to meet its constitutional duty to properly fund state-mandated educational services and activities provided by plaintiff school districts, including special education services. The suits relate in part to the "Headlee Amendment" to the Michigan Constitution governing limitations on tax revenues and the funding of governmental services and education. The Durant III plaintiffs seek in excess of $1.7 billion in damages.

The ultimate resolution of those claims is not presently determinable.

Currently, the State's general obligation bonds are rated Aa1 by Moody's and AA+ by S&P, following rating increases announced in 1998. To the extent that the portfolio of Michigan obligations is comprised of revenue or general obligations of local governments or authorities, rather than general obligations of the State of


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Michigan, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

Risk Factors Affecting the Minnesota Fund

The information set forth below is derived from official statements prepared in connection with the issuance of obligations of the State of Minnesota and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate further or continuing trends in the financial or other positions of the State of Minnesota. Such information constitutes only a brief summary, relates primarily to the State of Minnesota, does not purport to include details relating to all potential issuers within the State of Minnesota whose securities may be purchased by the Minnesota Fund, and does not purport to be a complete description.

The State of Minnesota has experienced certain budgeting and financial problems since 1980. However, in recent years, Accounting General Fund balances have been positive.

In February 1992 the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1993, at negative $569 million. The balance at June 30, 1995, was projected at negative $1.75 billion.

The 1992 Legislature reduced expenditures by $262 million for the biennium ending June 30, 1993, enacted revenue measures expected to increase revenue by $149 million, and reduced the budget reserve by $160 million to $240 million.

After the Legislature adjourned in April 1992, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1993, at $2.4 million, and projected the balance at June 30, 1995, at negative $837 million. A November 1992 forecast estimated the balance at June 30, 1993, at positive $217 million and projected the balance at June 30, 1995, at negative $769 million.

A March 1993 forecast projected an Accounting General Fund balance at June 30, 1995, at negative $163 million out of a budget for the biennium of approximately $16.7 billion, and estimated a balance at June 30, 1997, at negative $1.6 billion out of a budget of approximately $18.7 billion.

The 1993 Legislature authorized $16.519 billion in spending for the 1993-1995 biennium, an increase of 13.0% from 1991-1993 expenditures. Resources for the 1993-1995 biennium were projected to be $16.895 billion, including $657 million carried forward from the previous biennium. The $16.238 billion in projected non-dedicated and dedicated revenues was 10.3% greater than in the previous biennium and included $175 million from revenue measures enacted by the 1993 Legislature. The Legislature increased the health care provider tax to raise $79 million, transferred $39 million into the Accounting General Fund and improved collection of accounts receivable to generate $41 million.

After the Legislature adjourned in May 1993, the Commissioner of Finance estimated that at June 30, 1995, the Accounting General Fund balance would be $16 million and the budget reserve, as approved by the 1993 Legislature, would be $360 million. The Accounting General Fund balance at June 30, 1993 was $463 million.

The Commissioner of Finance, in a November 1993 forecast, estimated the Accounting General Fund balance at June 30, 1995, at $430 million, due to projected increases in revenues and reductions in expenditures, and the balance at June 30, 1997, at $389 million. The Commissioner recommended that the budget reserve be increased to $500 million. He estimated that if current laws and policies continued unchanged, revenue would grow 7.7% and expenditures 6.0% in the 1995-1997 biennium.

A March 1994 forecast projected an Accounting General Fund balance at June 30, 1995, at $623 million, principally due to a projected $235 million increase in revenues to $16.6 billion for the biennium. The balance at June 30, 1997, was estimated to be $247 million.


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

The 1994 Legislature provided for a $500 million budget reserve; appropriated to school districts $172 million to allow the districts, for purposes of state aid calculations, to reduce the portion of property tax collections that the school districts must recognize in the fiscal year during which they receive the property taxes; increased expenditures $184 million; and increased expected revenues $4 million.

Of the $184 million in increased expenditures, criminal justice initiatives totaled $45 million, elementary and higher education $31 million, environment and flood relief $18 million, property tax relief $55 million, and transit $11 million. A six-year strategic capital budget plan was adopted with $450 million in projects financed by bonds supported by the Accounting General Fund. Other expenditure increases totaled $16.5 million.

Included in the expected revenue increase of $4 million were conformity with federal tax changes to increase revenues $27.5 million, a sales tax phase down on replacement capital equipment and miscellaneous sales tax exemptions decreasing revenues $17.3 million, and other measures decreasing revenues $6.2 million.

After the Legislature adjourned in May 1994, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1995, at $130 million.

The Commissioner of Finance, in a November 1994 forecast, estimated the Accounting General Fund balance at June 30, 1995, at $268 million, due to projected increases in revenues and decreases in expenditures, and the balance at June 30, 1997, at $190 million.

A February 1995 forecast projected an Accounting General Fund balance at June 30, 1995, at $383 million, due to a $93.5 million increase in projected revenues and a $21.0 million decrease in expenditures. The balance at June 30, 1997, was projected at $250 million.

The 1995 Legislature authorized $18.220 billion in spending for the 1995-1997 biennium, an increase of $1.395 billion, or 8.3%, from 1993-1995 expenditures. Resources for the 1995-1997 biennium were projected to be $18.774 billion, including $921 million carried forward from the previous biennium.

The Legislature authorized 7.1% more spending for elementary and secondary education in the 1995-1997 biennium than in 1993-1995, 0.9% more in local government aids, 14.2% more for health and human services, 2.3% more for higher education, and 25.1% more for corrections. The Legislature set the budget reserve at $350 million and established a supplementary reserve of $204 million in view of predicted federal cutbacks.

After the Legislature adjourned in May 1995, the Commissioner of Finance estimated that at June 30, 1997, the Accounting General Fund balance would be zero. The Accounting General Fund balance at June 30, 1995, was $481 million.

The Commissioner of Finance, in a November 1995 forecast, estimated the Accounting General Fund balance at June 30, 1997, at $824 million, due to a $490 million increase in revenues from those projected in May 1995, a $199 million reduction in projected expenditures, and a $135 million increase in the amount carried forward from the 1993-1995 biennium. An improved national economic outlook increased projected net sales tax revenue $257 million and reduced projected human services expenditures $231 million. The Commissioner estimated the Accounting General Fund balance at June 30, 1999, at negative $28 million.

Only $15 million of the $824 million projected 1995-1997 surplus was available for spending. The statutes require that an additional $15 million be placed in the supplementary budget reserve, and an additional $794 million must be appropriated to school districts to allow the districts, for purposes of state aid calculations, to eliminate the 48% of property tax collections that the school districts must recognize in the fiscal year during which they receive the property taxes.

A February 1996 forecast projected an Accounting General Fund balance at June 30, 1997, at $873 million, due to a $104 million increase in projected revenues, a $19 million increase in expenditures, and a $36 million reduction in the June 30, 1995, ending balance. The amount available for spending increased from $15 million to $64 million.


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

In February 1996, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1999, at $54 million.

The 1996 Legislature reduced the State of Minnesota's commitment to eliminate the so-called school recognition shift. The 1995 Legislature had voted to allow school districts, for purposes of state aid calculations, to eliminate the 48% of property tax collections that the school districts must recognize in the fiscal year during which they receive the property taxes. The 1996 Legislature raised the percentage for the 1995-1997 biennium from 0% to 7%, saving the State $116 million.

The 1996 Legislature increased expenditures $130 million, including $37 million for elementary education and youth development; $14 million for higher education; $17 million for health systems and human services reforms; $16 million for public safety and criminal justice; and $36 million for transportation, environment and technology. The Legislature also approved $614 million in capital projects to be funded by general obligation bonds and appropriations and increased expected revenues $5 million.

After the Legislature adjourned in April 1996, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1997, at $1 million. The Accounting General Fund balance at June 30, 1996, was $445 million.

The Commissioner of Finance, in a November 1996 forecast, estimated the Accounting General Fund balance at June 30, 1997, at $793 million, due to a $646 million increase in revenues from those projected in April 1996, a $209 million reduction in expenditures, and $63 million in other changes. The longest period of national economic growth since World War II, through mid-1999, was forecast. Individual income taxes were forecast to be $427 million more than projected in April 1996, and sales taxes $81 million more. Of the $209 million reduction in forecast expenditures, $199 million were health and human services expenditures.

Existing statutes require the first $114 million of the forecast balance to be dedicated to a new education aid reserve for use in the 1997-1999 biennium. Another $157 million must be used to increase from 85% to 90% the portion of state aid to school districts that is paid in the fiscal year during which the districts become entitled to the aid.

In November 1996, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1999, at $1.4 billion.

A February 1997 forecast projected an Accounting General Fund balance at June 30, 1997 at $866 million (after taking into account the $114 million and $157 million items referred to above), due to a $236 million increase in projected revenues and a $108 million decrease in expenditures. The balance at June 30, 1999 was projected at $1.7 billion.

The 1997 Legislature, in a regular session and June and August special sessions, authorized $20.924 billion in spending for the 1997-1999 biennium, an increase of $2.231 billion, or 11.8%, from 1995-1997 expenditures. Resources for the 1997-1999 biennium were projected to be $21.946 billion, including $1.630 billion carried forward from the previous biennium.

The Legislature authorized 14.8% more spending for elementary and secondary education spending in the 1997-1999 biennium than in 1995-1997, 17.6% more for health and human services, 12.5% more in local government aids, 10.7% more for higher education, and 0.3% more for all other expenditures. The Legislature set the General Fund budget reserve at $522 million. The cash flow account was set at $350 million, and a property tax reform reserve account of $46 million was created for future restructuring of the property tax system. Other reserves totaled $72 million.

After the Legislature adjourned its second special session in August 1997, the Commissioner of Finance estimated that at June 30, 1999, the Accounting General Fund balance would be positive $32 million. The Accounting General Fund balance at June 30, 1997 was an estimated $861 million.

The Commissioner of Finance, in a November 1997 forecast, estimated the Accounting General Fund balance at June 30, 1999, at $1.360 billion, $1.328 billion more than estimated after the 1997 Legislature adjourned, due to a $729 million increase in projected revenues, a $256 million reduction in projected expenditures, $21 million increase in dedicated reserves, and a $364 million increase in the projected amount carried forward from the 1995-1997 biennium. Higher than anticipated individual income tax payments were the major source of $272 million in additional revenues in the first half of 1997, and human services savings were the principal source of $92 million in reduced expenditures. The Commissioner estimated the Accounting General Fund balance at June 30, 2001 at $1.284 billion.

Only $453 million of the $1.360 billion projected 1997-1999 surplus was available for spending. The statutes allocate the first $81 million of the forecast balance to fund K-12 education tax credits and deductions enacted in 1997. Sixty percent of the remainder plus interest, $826 million, is added to a property tax reform account.

A February 1998 forecast projected an Accounting General Fund balance at June 30, 1999, at $1.045 billion, due to a $507 million increase in projected revenues, a $90 million decrease in expenditures, and a $5 million increase in dedicated reserves. The balance at June 30, 2001 was projected at $2.137 billion.

The 1998 Legislature increased spending $125 million for K-12 education aids, $90 million to reduce the school property tax recognition shift percentage to zero, $73 million for higher education, and $148 million for all other operations. The Legislature also approved $999 million in capital improvements, to be funded by $509 million in bonds and $502 million in appropriations. The General Fund budget reserve was set at $622 million.

After the Legislature adjourned in April 1998, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1999, at $35 million.


The Commissioner of Finance, in a November 1998 forecast, estimated the Accounting General Fund balance at June 30, 1999, at $953 million, due to an $803 million increase in non-tobacco revenues, the receipt of $461 million in tobacco settlement revenues, and a $262 million reduction in expenditures. A total of $609 million of the $1.562 billion of estimated available revenues was statutorily dedicated to reserves, tax reduction, and to replace bonding.


The Commissioner of Finance in November 1998 estimated the balance at June 30, 2001, at $3.324 billion.

A February 1999 forecast projected an Accounting General Fund balance at June 30, 1999, at $1.235 billion due to a $285 million increase in projected revenues and a $3 million increase in expenditures. The balance at June 30, 2001, was projected at $4.056 billion.


The 1999 Legislature authorized $23.384 billion in spending for the 1999-2001 biennium, an increase of $2.053 billion, or 9.6%, from 1997-1999 expenditures. Resources for the 1999-2001 biennium were projected to be $24.620 billion. Revenues, excluding the balance brought forward from the 1997-1999 biennium, are expected to be $2.248 billion, or 10.8%, greater than the previous biennium.

The Legislature passed a $1.250 billion sales tax rebate. Individual income tax rates were reduced in all three brackets, from 6.0% to 5.5%, from 8.0% to 7.25%, and from 8.5% to 8.0%. In addition, the "marriage penalty" inherent in the previous rate structure was eliminated. These changes reduced projected revenues by $1.312 billion for the 1999-2001 biennium.


The Legislature authorized 15.7% more spending for elementary and secondary education in the 1999-2001 biennium than in 1997-1999, 21.6% more for property tax aid programs to local governments, 12.2% more for health and human services and 7.0% more for higher education.


The Legislature also provided that if, based on a forecast of General Fund revenues and expenditures in November of an even-numbered year for February of an odd-numbered year, the Commissioner of Finance projects a positive unrestricted budgetary General Fund balance at the close of the biennium that exceeds one-



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half of one percent of total general fund biennial revenues, the Commissioner shall designate the entire balance as available for rebate to taxpayers. In making the determinations of General Fund balance or biennial revenue, the Commissioner is prohibited from including any balance or revenue attributable to certain tobacco settlement payments received after July 1, 1998 and before July 1, 2001. If the Commissioner designates an amount for rebate, the Governor must then present a plan to the Minnesota Legislature for rebating that amount, with payments to begin no later than August 15 of the odd-numbered year. The legislation provides that the Legislature shall either enact, modify or reject the plan presented by the Governor.


After the Legislature adjourned in May 1999, the Commissioner of Finance estimated that at June 30, 2001, the Accounting General Fund balance would be positive $80 million. The Accounting General Fund balance at June 30, 1999, was an estimated $1.518 billion.


The Commissioner of Finance, in a November 1999 forecast, estimated the Accounting General Fund balance at June 30, 2001, at $1.584 billion, $1.504 billion more than estimated after the 1999 Legislature adjourned, due to a $1.154 billion increase in projected revenues, a $453 million gain from the 1997-1999 biennium, and a $103 million decrease caused by spending increases and other changes.

Only $571 million of the $1.584 billion projected 1999-2001 surplus was available for spending. The statutes allocate $43 million to provide a $50 increase in per pupil elementary and secondary school aids. Sixty percent of the remaining balance plus interest, $1.013 billion, was deposited into the Property Tax Reform Account.

A February 2000 forecast projected an Accounting General Fund balance at June 30, 2001, at $1.818 billion, due to a $222 million increase in projected revenues and a $12 million decrease in expenditures. The balance at June 30, 2003, was projected at $2.282 billion.

The 2000 Legislature passed a $640 million sales tax rebate, permanently reduced individual income tax rates an average of 2.8% effective for tax year 2000, and lowered the average cost of yearly motor vehicles licenses to $96 from $138. The tax reductions totaled $1.030 billion for the 1999-2001 biennium.

Spending was increased by slightly more than $800 million. The largest changes were a $174 million increase in K-12 education funding, including money for teachers' training, special education and telecommunications; $404 million for road and bridge construction to alleviate bottlenecks on Twin Cities-area freeways, upgrade outstate highways connecting regional centers, and to complete road and bridge repair projects; and $205 million in direct cash financing of an $847 million capital budget.

After the Legislature adjourned in May 2000, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 2001, at $9 million.

The Commissioner of Finance in November 2000 estimated the balance at June 30, 2001, at $924 million, due to an $865 million increase in revenues, a $41 million reduction in expenditures, and a $9 million decrease in dedicated reserves. A total of $1.108 billion of the $2.032 billion of estimated available revenues is statutorily dedicated to reserves.

The Commissioner of Finance in November 2000 estimated the balance at June 30, 2003, at $2.086 billion.


The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Minnesota Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


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

At the local level, the property tax base has recovered after its growth was slowed in many communities in the early 1990's by over capacity in certain segments of the commercial real estate market. Local finances are also affected by the amount of state aid that is made available. Further, various of the issuers within the State of Minnesota, as well as the State of Minnesota itself, whose securities may be purchased by the Minnesota Fund, may now or in the future be subject to lawsuits involving material amounts. It is impossible to predict the outcome of these lawsuits. Any losses with respect to these lawsuits may have an adverse impact on the ability of these issuers to meet their obligations.

Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be. Should an adverse decision be rendered, the value of the securities purchased by the Minnesota Fund might be adversely affected, and the value of the shares of the Minnesota Fund might also be adversely affected.


The State's bond ratings in October 2000 were Aaa by Moody's and AAA by S&P. Economic difficulties and the resultant impact on State and local government finances may adversely affect the market value of obligations in the portfolio of the Minnesota Fund or the ability of respective obligors to make timely payment of the principal and interest on such obligations.


Risk Factors Affecting the Missouri Fund


Industry and Employment. While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. During the 1970's, Missouri characteristically had a pattern of unemployment levels well below the national averages. During the period following the 1980 to 1983 recession periods until the mid-1990's, Missouri unemployment levels generally approximated or slightly exceeded the national average; however, in the second half of the 1990's, Missouri unemployment levels returned to generally being equal to or lower than the national average. A return to a pattern of high unemployment could adversely affect the Missouri debt obligations acquired by the Fund and, consequently, the value of the shares in the Fund.

The Missouri portions of the St. Louis and Kansas City metropolitan areas collectively contain over 50% of Missouri's 2000 population census of approximately 5,595,211. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State of Missouri.


Defense related business plays an important role in Missouri's economy. There are a large number of civilians employed at the various military installations and training bases in the State. In addition, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress or foreign governments purchasing military equipment manufactured in the State, Missouri could be disproportionately affected. It is impossible to determine what effect, if any, continued consolidation in defense related industries will have on the economy of the State. Any shift or loss of production operations now conducted in Missouri could have a negative impact on the economy of the State.


Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty; litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid approximately $274 million for desegregation costs in fiscal 1996, $227 million in fiscal 1997, $280 million in fiscal 1998, $286 million in fiscal 1999 and $53.5 million in fiscal 2000. This expense accounts for approximately 8% of total state General Revenue Fund spending in fiscal 1996, approximately 6% in fiscal 1997, 1998 and 1999, and approximated 1% in fiscal 2000. The State has entered into a settlement agreement with respect to the Kansas City desegregation lawsuit pursuant to which the State made its final desegregation payment to the Kansas City Missouri School District in fiscal 1999.


Revenue and Limitations Thereon. Article X, Sections 16-24 of the Constitution of Missouri (Hancock Amendment), imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (General Assembly) as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, countries, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

The State limit on taxes is tied to total State revenues for fiscal year 1980-81, as defined in the Hancock Amendment, adjusted annually in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by
Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit also can be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri.

The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon.

When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced to yield the same estimated gross revenue as on the prior


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

base. It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

Risk Factors Affecting the New York Fund

The following information is a summary of special factors affecting the New York Fund. Such information is derived from public official documents relating to securities offerings of New York issuers which are generally available to investors. The Fund has no reason to believe that any of the statements in such public official documents are untrue but has not independently verified such statements. The following information constitutes only a brief summary of the information in such public official documents and does not purport to be a complete description of all considerations regarding investment in New York municipal securities.

Economic Outlook. New York (the State) is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Employment in New York grew strongly for the first nine months of 2000, with the service sector accounting for the largest increases. The State economy added 166,600 new jobs, a growth rate of 2.0%, of which private sector employment added 154,100 of the additional jobs, growing by 2.2%. New York's unemployment rate fell to 4.6% in September, about one-half of its July 1992 peak of 8.9%. Total employment is expected to grow 2.1% for all of 2000 and 1.7% for 2001, with the largest employment increases concentrated in the services sector. Projections for wages and personal income growth for 2000 reflect strong first quarter growth in bonus payments. However, the recent prolonged weakness exhibited by the stock market and the slowdown projected for the national economy suggest that the securities industry may not repeat its strong current-year performance. The Division of the Budget now projects wage growth of 9.4% for 2000, followed by growth of 5.4% for 2001. Overall personal income growth of 8.0% is projected for 2000, with 5.0% growth in personal income expected for 2001. The State forecast is subject to the same uncertainties as the national forecast, as well as to some which are more specific to New York. For example, with Wall Street fueling a significant portion of the growth in the State's revenues, New York is particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth.

The national economy remains strong as the longest economic expansion on record nears the end of its tenth year. Real U.S. Gross Domestic Product (GDP) grew by 4.8% during the first quarter of 2000, followed by second quarter growth of 5.6%. Real U.S. GDP is expected to grow 5.2% for all of 2000, followed by 3.8% in 2001. The slowdown in the economy is, in part, due to the Federal Reserve Board's six interest rate hikes since June of 1999. Higher interest rates, turbulence in the Middle East, higher oil prices and lower-than-expected corporate profits have heightened the uncertainty in the stock market. If consumer confidence erodes, consumption spending is expected to slow significantly. Personal income is estimated to grow 6.4% for 2000. With slower growth in wages and interest income, personal income growth should slow to 5.8% in 2001. Employment is estimated to grow 2.0% in 2000, but growth is expected to slow to 1.6% in 2001, in line with the anticipated economic slowdown. The unemployment rate is estimated to average 4.0% for 2000, but could inch upward in 2001 as employment and output growth fall. The primary risk to the national economic outlook is the possibility of accelerating inflation due to an oil shock or the nation's tight labor market. In response, the Federal Reserve Board may feel compelled to raise interest rates even further. With the economy already slowing down, further rate hikes could cause even weaker-than-expected growth toward the end of 2001. Another potential risk to the national economy lies in the uncertain future of the financial markets. Should the stock markets undergo future significant corrections, the resultant reduction in the value of household wealth could reduce consumption growth even further. Alternatively, an acceleration in technology-induced productivity growth could lead to enhanced economic performance.


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

2000-2001 Fiscal Year (Executive Budget Forecast). The State's current fiscal year began on April 1, 2000 and ends on March 31, 2001. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-01 fiscal year; the remainder of the budget was enacted by the Legislature on May 5, 2000. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

Following enactment of the budget, the State prepared a Financial Plan for the 2000-01 fiscal year (the "2000-01 Financial Plan") that sets forth projected receipts and disbursements based on the actions taken by the Legislature. This section provides a summary of the Financial Plan which was released on May 10, 2000. The State expects to update the Financial Plan quarterly. The Office of the State Comptroller is conducting a review of the 2000-01 Enacted Budget and is expected to issue a report in early June 2000.

In 2000-01, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $39.55 billion, an increase of $2.4 billion over 1999-2000. Projected spending under the 2000-01 Enacted Budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments.

The 2000-01 Financial Plan projects closing balances in the General Fund and other reserves of $3.2 billion, including 1.09 billion in the General Fund. The balance is comprised of $675 million in reserves for potential labor costs, $547 million in the Tax Stabilization Reserve Fund (TSRF), $150 million in the Contingency Reserve Fund (CRF), $338 million in the Community Projects Fund
(CPF), and $50 million in reserves for other purposes. $1.2 billion is projected for reserve in the STAR Special Revenue Fund, $250 million in the Debt Reduction Reserve Fund (DRRF) and $29 million in Universal Pre-K Reserve Fund.

Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 (Debt Reform Act), which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts taxes on energy, the expansion of the "Power for Jobs" energy tax credit program, a college tuition deduction or credit taken against personal income taxes, and reduction of the marriage penalty for taxpayers who file jointly.

Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth here and those projections may be changed materially and adversely from time to time.

The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse


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

than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

Projected General Fund Receipts. Total General Fund receipts and transfers from other funds in 2000-01 are projected to be $39.72 billion, an increase of $2.32 billion over 1999-2000. Although receipt results remained strong, several factors with a potentially negative impact mitigate against an upward revision in the receipt estimates at this time, including a possible slowdown in national economic activity engineered by Federal Reserve Board policy; an easing of growth in equity markets; and continued uncertainty with respect to financial sector profits and bonus payments. The transfer of $3.4 billion in net resources from 1999-2000 to the 2000-01 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1999-2000 figures and inflating 2000-01 projections.

Net General Fund personal income tax collections for 2000-01 are projected to reach $24.33 billion, an increase of $4.0 billion over 1999-2000. Much of this increase in associated with the $3.4 billion net impact of the transfers of the surplus from 1999-2000 to the current year as partially offset by the diversion of an additional $1.99 billion in additional receipts to the School Tax Relief
(STAR) Fund. In its third year, STAR now provides statewide school property tax relief to all homeowners for their primary residence. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.3 billion, an increase of nearly 5%.

User tax and fees are projected at $7.02 billion in 2000-01, a decrease of $583 million from 1999-2000. The sales tax and cigarette tax components of this category account for virtually all of the 2000-01 decline.

Business tax receipts are expected to total $4.23 billion in 2000-01, $332 million below 1999-2000 fiscal year results. The year-over-year decline in projected receipts is largely due to statutory changes.

Receipts from other taxes, which are comprised primarily of receipts from estate and gift taxes, real property gains tax and pari-mutuel taxes on wagering, are projected to total $766 million, $341 million below last year's amount. The primary factors accounting for the decline include: an adverse tax tribunal decision, pari-mutuel tax reductions and reductions in estate and gift taxes.

Miscellaneous receipts includes license revenues, income from fees and fines, abandoned property receipts, investment income, and a portion of the assessments levied on medical providers. Miscellaneous receipts are expected to total $1.34 billion in 2000-01, a decline of $309 million from 1999-2000. This reflects the loss of non-recurring receipts received in 1999-2000 and the phase-out of the medical provider assessments completed in January 2000.

Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements. Transfers to the General Fund are expected to total $2.03 billion, or $1.08 million less than last year.

General Fund Disbursements. The 2000-01 Financial Plan projects General Fund disbursements and transfers to capital, debt service and other funds of $39.55 billion, an increase of $2.38 billion over 1999-2000. Following the pattern of the last three fiscal years, education programs receive the largest share of new funding contained in the 2000-01 Financial Plan. School aid is expected to grow by $850 million or 8.0% over 1999-2000 (on a State fiscal year basis). Outside of education, the largest growth in spending is for State operations ($1.02 billion) and general State charges ($182 million). These increases were offset, in part, by spending reductions or actions in health and social welfare, and in general State charges.


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

Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. Grants to Local Governments are projected at $26.86 billion in 2000-01, an increase of $1.23 billion over 1999-2000.

General Fund spending for school aid is projected at $11.47 billion on a State fiscal year basis, an increase of $850 million from 1999-2000. The Executive Budget provides additional funding for operating aid, building aid, and textbook and computer aids. For all other educational programs, disbursements are projected to grow by $376 million to $3.23 billion.

Medicaid costs are estimated at $5.59 billion reflecting a 4% spending growth, essentially unchanged from 1999-2000. Spending on welfare is projected at $1.20 billion, a decline of $77 million. Revenue sharing and other general purpose aid to local governments in projected at $923 million.

State Operations spending reflects the costs of operating State agencies. The State estimates that disbursements for State Operations in 2000-01 will total $7.62 billion. Compared to 1999-2000, spending for State Operations is projected to increase by $1.02 billion. The growth reflects a reduction in one-time receipts from the State University that had offset General Fund spending in 1999-2000 ($38 million), and a decrease in federal grant awards from the Department of Correctional Services ($56 million), a portion of which is timing-related, costs of salary related increases and inflation ($100 million), the labor contract between the United University Professionals (UUP) and the State University ($30 million), the development of computerized systems in various State agencies ($80 million), increases in the Judiciary budget ($52 million), and higher costs in the Department of Correctional Services in 2000-01 ($32 million).

General State Charges spending in this category, which accounts primarily for fringe benefits for State employees and retirees, is projected to total $2.27 billion in 2000-01. Disbursements for General State Charges are projected to increase by $182 million from the prior year. The 2000-01 spending estimate continues to assume the $250 million in proceeds from the privatization of the Medical Malpractice Insurance Association.

Short and long-term Debt Service is projected at $2.26 billion in 2000-01, an increase of $18 million over 1999-2000. The growth reflects debt service costs from bond sales in prior years and certain sales planned for 2000-01.

Capital Projects and all other transfers spending is estimated at $528 million in 2000-01, a decrease of $117 million from 1999-2000.

General Fund Balance. The 2000-01 Financial Plan projects a closing balance of $1.09 billion in the General Fund. The balance is comprised of $50 million in reserve for future needs, $547 million in the Tax Stabilization Reserve Fund, $250 million in the Debt Reduction Reserve Fund, $150 million in the Contingency Reserve Fund and $338 million in the Community Projects Fund.

Special Revenue Funds. Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. For 2000-01 projected disbursements in this fund type total $33.25 billion, an increase of $2.03 billion (6.5%) over 1999-2000 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, are projected to total $22.87 billion in the 2000-01 fiscal year. Remaining growth in federal funds is primarily for the Child Health Plus program ($86 million), as well as increased spending in certain social service programs. State special revenue spending is projected to be $10.38 billion, an increase of $1.23 million from last year.

Capital Project Funds. Capital Projects Funds spending in 2000-01 is projected at $4.35 billion, an increase of $124 million or 2.9% from last year. Transportation, environmental, education and school construction are the major sources of spending growth in this category.


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Debt Service Funds. Debt Service Funds spending are estimated at $3.79 billion in 2000-01, up $206 million or 5.7 % from 1999-2000. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $127 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $59 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

Out-Year Projections of Receipts and Disbursements. State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the Division of the Budget (DOB) indicates that the State will have a 2001-02 budget gap of approximately $2 billion, which is comparable with gaps projected following enactment of recent budgets. This estimate includes the projected costs of new collective bargaining agreements, no assumed operating efficiencies, as well as the planned application of approximately $1.2 billion in STAR tax reduction services. In recent years, the State has closed projected budget gaps which have ranged from $5 billion to less than $1 billion. DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2001-02 Executive Budget. The revised expectations for these years will reflect the updated estimates of receipts and disbursements as well as new 2001-02 Executive Budget recommendations.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. Savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

Prior Fiscal Years. New York State's financial operations have improved during recent fiscal years. During its last eight fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.

1999-2000 Fiscal Year. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the Tax Stabilization Reserve Fund (TSRF), the Contingency Reserve Fund (CRF), the Debt Reduction Reserve Fund (DRRF) and the Community Projects Fund (CPF) which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6% over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6% from the prior fiscal year.

1998-99 Fiscal Year. The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.


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The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999.

General Fund receipts and transfers from other funds (net of tax refund reserve-account activity), for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2% from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.57 billion for the 1998-99 fiscal year, an increase of 6.1% from 1997-98 levels.

1997-98 Fiscal Year. The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from-higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.67 billion, an annual increase of 4.9% over 1996-97. General Fund disbursements and transfers to other funds were $34.47 billion, an annual increase of 4.8%.

Debt and Other Financing Activities

2000-01 Borrowing Plan. The State's 2000-01 borrowing plan projects issuances of $367 million in general obligation bonds (including $45 million for purposes of redeeming outstanding Bond Anticipation Notes (BANs). The State does not anticipate issuing new BANs during the 2000-01 fiscal year. The State expects to issue up to $276 million in Certificates of Participation (COPs) to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 2000-01 fiscal year. Of this amount, it is anticipated that approximately $76 million will be used to finance agency equipment acquisitions. Approximately $200 million is expected to finance the purchase of new welfare computer systems designed to improve case management, fraud detection and child support collection capabilities.

Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $4.54 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 2000-01. Included therein are borrowings by: (i) the Dormitory Authority of the State of New York (DASNY) for the State University of New York
(SUNY); the City University of New York (CUNY); health and mental health facilities; child care facilities; biomedical facilities; the Judicial Training Institute, school construction (RESCUE); and university facilities (JOBS 2000);
(ii) the Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program; (iii) the Urban Development Corporation (UDC) (doing business as the Empire State Development Corporation) for prisons, youth facilities and economic development purposes; (iv) the Environmental Facilities Corporation (EFC) for environmental projects; and (v) the Housing Finance Agency (HFA) for housing programs. These borrowings include the Community Enhancement Facilities Assistance Program (CEFAP) for economic development purposes. Four public authorities (Thruway Authority, DASNY,


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UDC and HFA) are authorized to issue bonds under this program. Borrowings for
2000-01 also include Strategic Investment Program (SIP) for environmental, historic preservation, economic development, arts and cultural purposes. The projections of State borrowings for the 2000-01 fiscal year are subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

Outstanding Debt of the State and Certain Authorities. For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt where debt service is expected to be paid from other sources and State appropriations in that they may be made and used only under certain circumstances.

State-Supported and State-Related Debt Outstanding. The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. As of March 31, 2000, the total amount of outstanding general obligation debt was $4.6 billion, including $45 million in BANs.

The second type of State-supported debt, lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities, has been used primarily by the State to finance the State's highway and bridge program, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation, and various other State capital projects.

The State has utilized and expects to continue to utilize lease-purchase and contractual-obligation financing arrangements to finance its capital programs, in addition to authorized general obligation bonds. Total outstanding State-supported debt as of March 31, 2000 was $36.8 billion.

The category of State-related debt includes the State-supported debt described above, moral obligation and certain other financings and State-guaranteed debt. Total outstanding State-related debt as of March 31, 2000 was $38.6 billion.

Certain Litigation. The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims sought against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter.

Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) challenges to the constitutionality of certain sections of the Public Health Law, which impose a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services; (iii) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers; (iv) a challenge to the Governor of New York regarding the application of his constitutional line item veto authority to certain portions of budget bills; (v) a case calling for the enforcement of sales and excise taxes imposed on motor fuel and tobacco products sold to non-Indian consumers on Indian reservations; and (vi) several cases challenging provisions which alter the nursing home Medicaid reimbursement methodology.

The City of New York. The fiscal health of the State may be affected by the fiscal health of New York City (the City), which continues to receive significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.


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The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan (Financial Plan) annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In City fiscal years 1997-98, 1998-99 and 1999-2000, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority (TFA) in 1997, and (ii) in 1999, the City created TSASC, Inc. a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue its capital program over the next four fiscal years.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2000-01 fiscal year.

To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation (Chapter 84 of the Laws of 2000) creating the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau Country sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority may also impose financial plan requirements on Nassau County. The State has appropriated $30 million in transitional assistance to the County for State fiscal year 2000-01, and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-01 totals $200.4 million. The 2000-01 Enacted Budget also increased General Purpose State Aid for local governments by $11 million to $562 million.


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While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State other than New York City was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau County or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State Public Authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.

Beginning in 1998, the Long Island Power Authority (the LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of May 2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

The Metropolitan Transit Authority (the MTA) oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.


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Since 1980, the State has enacted several taxes, including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax, that provide revenue for mass transit purposes, including assistance to the MTA. Since 1987, State law has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 2000-01 State fiscal year, total State assistance to the MTA is projected to total approximately $1.35 billion.

State legislation accompanying the 2000-01 Enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (the "2000-04 Capital Program"). On May 4, 2000, the Capital Program Review Board approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.

The currently approved 2000-04 Capital Program assumes the issuance of an estimated $8.9 billion in new money bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. In addition, $1.6 billion in State support is projected to be financed using proceeds from State general obligation bonds under the proposed $3.8 billion Transportation Infrastructure Bond Act of 2000, if approved by the voters in the November 2000 general election. Further, the enacted State budget authorized the MTA to undertake a major debt restructuring initiative which will enable the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, that the Transportation Infrastructure Bond Act will be approved by voters or that the 2000-04 Capital Program, or parts thereof, will not be delayed or reduced. Should the Transportation and Infrastructure Bond Act be defeated, the State could come under pressure to provide additional funding to the MTA. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced ridership causes fare revenues to decline, the MTA's ability to meet its operating expenses without additional State assistance could be impaired.

Risk Factors Affecting the Ohio Fund

As described above under "Ohio Taxes" and except to the extent investments are in temporary investments, the Ohio Fund will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.


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There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.


General. Ohio is the seventh most populous state. The 1990 Census count of 10,847,100 indicated a 0.5% population increase from 1980. The Census estimate for 1999 is 11,256,700.


While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.


In earlier years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years, except 1999, the annual State rates were below the national rates (4.3% vs. 4.5% in 1998, 4.3% vs. 4.2% in 1999, and with State rates slightly higher than national rates in January through March and September and October 2000 but the same or slightly lower in April through August.). The unemployment rate and its effects vary among geographic areas of the State.


There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

State Finances. The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional


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spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to its replenishment, $21 million was deposited in the BSF.


None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.


The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, which, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF ($535.2 million) and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. Of the 1996-97 biennium-ending $834.9 million GRF fund balance, $250 million went to school buildings, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF, and the $263 million balance to the State income tax reduction fund.

The 1998-99 biennium ending GRF balances were $1.5 billion (cash) and $976 million (fund). Of that fund balance, $325.7 million was transferred to school building assistance, $46.3 million to the BSF, $90 million for classroom computers and interactive video distance learning, and the remaining amount to the State income tax reduction fund.

The GRF appropriations acts for the current 2000-01 biennium (one for all education purposes, and one for general GRF purposes) were passed in June 1999 and promptly signed (after selective vetoes) by the Governor. Those acts provided for total GRF biennial expenditures of over $39.8 billion. Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the appropriations bills as introduced, and were included in the bill versions as passed by the House and the Senate and in the acts as passed and signed.

From the June 30, 2000 FY ending GRF fund balance of over $855 million transfers were made in amounts of $610 million to the income reduction fund and $49 million to the BSF. The BSF had an October 31, 2000 balance of slightly over $1 billion.


Debt. The State's incurrence or assumption of debt without a vote of the people is, with exceptions noted below, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)


By 17 constitutional amendments approved from 1921 to date (the latest in 2000) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At October 31, 2000, $1.57 billion (excluding certain highway bonds payable primarily from highway user receipts) of this debt was outstanding or awaiting delivery. The only such State debt at that date authorized to be incurred were portions of the highway bonds, and the following:
(a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($29.6 million outstanding); (b) obligations for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1.22 billion outstanding or awaiting delivery); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($131.4 million outstanding, with no more than $50 million to be issued in any one year).


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The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway user receipts). The latter authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

A constitutional amendment approved by the voters in 1999 authorizes State general obligation debt to pay costs of facilities for a system of common schools throughout the State ($130.1 million outstanding as of October 31, 2000) and facilities for state supported and assisted institutions of higher education ($300 million outstanding).

That 1999 amendment also provided that State general obligation debt and other debt represented by direct obligations of the State (including lease-rental obligations authorized by the Ohio Building Authority and by the Treasurer and previously by the Ohio Public Facilities Commission), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

A constitutional amendment approved by the Ohio electors in November 2000 authorizes the issuance of State bonds for land conservation and revitalization purposes (including statewide brownfields clean-up). For each of the two purposes, not more than $50,000,000 in principal amount may be issued in any FY and not more than $200,000,000 in principal amount may be outstanding in accordance with their terms at any time. The bonds for conservation purposes will be State obligations, and those for revitalization purposes will be special obligations of the State payable from revenues and receipts to be designated by the General Assembly.

The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.5 billion of which were outstanding or awaiting delivery at October 31, 2000.

In recent years, State agencies have participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of October 31, 2000) to be approximately $28 million (of which $23.9 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.


A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In


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general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.


Debt Rating. State general obligation bonds are currently rated (uninsured) Aa1 by Moody's, AAA (highway obligations) and AA+ by S&P, and AA+ by Fitch, and outstanding uninsured State lease-rental bonds issued by the Ohio Building Authority and the Treasurer, and previously by the Ohio Public Facilities Commission, are rated Aa3 by Moody's and AA- by S&P and Fitch.

Schools and Municipalities. Local school districts in Ohio receive a major portion (state-wide aggregate of less than 50% in FY 2000) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 127 districts (as of October 31, 2000) on voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school fundingand compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools". In May 2000 the Ohio Supreme Court in a 4-3 decision concluded, as it had in 1997, that the State, even after crediting significant gubernatorial and legislative steps in recent years, did not comply with that requirement. It set as a general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity. The Court maintains continuing jurisdiction, and has scheduled for June 2001 further review by it of State responses to its ruling. With particular respect to funding sources, the Supreme Court repeated its conclusion that property taxes no longer may be the primary means of school funding in Ohio, noting that recent efforts to reduce that historic reliance have been laudable but in its view insufficient.

A small number of the State's 611 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. The annual number of loans under this program ranged from 10 to 44, and the aggregate annual dollar amount of loans ranged from over $11 million to over $113 million (including $90 million to one for restructuring its prior loans).

Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes to finance their operations. With other subdivisions, they also receive local government support and property tax relief moneys from State resources.

For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) As of October 31, 2000, six municipalities were in "fiscal emergency" status and two in preliminary "fiscal watch" status, and a school district "fiscal emergency" provision was applied to nine districts, with three on preliminary "fiscal watch" status.


Property Taxes. At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934


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limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Litigation. According to recent State official statements, the State is a party to various legal proceedings seeking damages or injunctive or other relief and generally incidental to its operations. The ultimate disposition of those proceedings is not determinable.

Risk Factors Affecting the Oregon Fund


The following information is a summary of special factors affecting the Oregon Municipal Series. It does not purport to be a complete description and is based in part on (i) the December 2000 Oregon Economic and Revenue Forecast prepared by the Oregon Department of Administrative Services, and (ii) a March 1, 2000 Official Statement prepared by the Oregon Department of Veterans' Affairs for the issue of General Obligation Veterans' Welfare Bonds, Series 78A, 78B and 79A.


OREGON ECONOMIC REVIEW AND FORECAST

Oregon Regional Profile - Economy and Population. The economic health of Oregon is significantly associated with our state's population growth. During good economic times, whether during the expansion of pioneers into Oregon, the growing timber industry, or the high-tech industry boom, population increased rapidly to match the economic and employment growth in the state. Economic slowdown in the state has the unmistakable consequence of slowing population growth. The relationship between the economy and population growth is largely established by the number of migrating employees and their families. During the economic prosperity of the 1990s, over two-thirds of the population increase in Oregon was attributed to migration from other states and abroad.

Oregon's population in 1999 was 3.3 million, ranked 28th in the nation. With a net increase of nearly half-a-million people between 1990 and 1999, Oregon's growth rate of 16.1% was 10th highest in the nation.

Nearly 71.0% of Oregon residents live in the Willamette Valley and Portland Metropolitan regions. Another 13.0% live east of the Cascades and about 6.0% live in the coastal counties. In general, people live or move to a place where the availability of jobs is more abundant.

Jobs in the state are concentrated in the Portland PMSA and Willamette Valley regions. Compared to the region's share of the total state population, only the Portland metropolitan region had a higher share of employment. In 1999, the region had 46.0% of the state's population and 50.0% of the employment. Nearly 50.0% of the population were employed in the Portland region, whereas 42.0% of the population in the Coast region were employed. Low employment-to-population ratios in the Coast and Southern regions reflect the concentration of retirees in these populations. As a reflection of rapidly growing employment in technology and construction industries, the highest employment-to-population ratio was found in Washington County. The lowest ratio was found in Wheeler County. This was a result of high unemployment coupled with a large proportion of elderly population.

As an indicator of good economic times in the state, the unemployment rate has remained below 6.0% since 1994. Oregon's unemployment rate was 5.7% in 1999. The rate in the Portland metropolitan region was at a low of 4.6%. It has remained consistently below the state average. With the exception of the Willamette Valley (5.9%), all other regions had over 7.0% unemployment. The lowest rate of 2.9% was in Benton and Lake County had the highest rate at 10.1%.

Oregon's per capita personal income has trailed the national average since 1981. In 1998, Oregon's per capita income of $25,912 was 95.0% of the national average. On a regional basis, only the Portland metropolitan


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region's per capita income exceeded the state and national average. Seven of the top ten per capita income counties were located in the Portland PMSA and Willamette Valley regions. Clackamas County had the highest per capita income at $30,709. It was closely followed by Multnomah and Washington counties. Gilliam County had the lowest, at $14,353 per capita income in the state.

The statewide poverty rate declined from 12.4% in 1989 to 11.6% in 1997. Since the population of Oregon has been growing, the number of persons in poverty has gone up even with a slight decline in poverty rate. On a regional basis, the lowest overall poverty rate of 9.2% was found in the Portland region and the Eastern region had the highest poverty rate of 15.4%. In general, the childhood poverty rate is found to be higher than the overall poverty rate. The state had 16.3% of children living in poverty. The childhood poverty rate was lowest in the Portland region and highest in the Southern region. Clackamas County earned the distinction of having the lowest overall poverty rate of 6.4% and Morrow County had the lowest childhood poverty rate of 8.3%. The highest overall poverty rate of 19.6% was found in Malheur County. The highest childhood poverty rate was in Josephine County at 28.5%.

Industry Composition. Oregon's economy has been dramatically reshaped in the last ten years. Real gross state product is a measure of the value-added by industries in a state. Value-added is essentially the sales or receipts of industries minus the cost of inputs. Oregon has experienced a significant shift of industry mix in the state-away from resource base industries toward high technology industries during the last few years. The lumber and wood products industry had a 9.8% share of GSP in 1988. This share declined to 2.7% in 1998. On the other hand, the high tech products industry share increased from 3.0% in 1988 to 19.8% share in 1998. This shift is also evident in many of the industries related to lumber and wood products, such as paper and allied products and printing and publishing. However, the agriculture, forestry services, and fishery industries had their share of GSP remain fairly constant. This industry dropped slightly from 3.3% in 1988 to 3.0% in 1998.

The growth in high tech products from 1988 to 1998 was an amazing 1,019.0%. The lumber and wood industry declined by 51.9% over this period. The high tech boom, and growing population, boosted the construction sector's value-added position by 115.4% from 1988 to 1998. Agriculture, forestry services, and fishery grew a solid 53.4%. However, food processing did not fair as well with a 7.3% decline in growth of value-added from 1988 to 1998. Wholesale trade grew in value-added by 112.9% over this same period. Services increased by 48.9% while the government sector (federal, state, and local) grew by 23.8%.

Overall in the state, private industries increased their share of GSP from 85.2% in 1988 to 89.3% in 1998. The government sector's share of GSP declined from 14.9% in 1988 to 10.8% in 1998.

Exports to other countries have also changed in the 1998 - 1998 period. The shift to high tech products is very evident with the share of exports increasing from 26.4% to more than double at 54.9%. In 1988, agriculture, forestry services, and fishery combined with lumber and wood products were 52.3% of total exports. This share of exports declined to 19.8% in 1998. The easing of trade barriers with Canada and Mexico has increased the exporting share of transportation equipment from 3.8% in 1988 to 7.1% in 1998.

The industrial sectors in Oregon are not evenly spread throughout the regions of the state. Over 816,000 or 53.0% of Oregon's total employees in 1998 were in the Portland region. The Willamette Valley followed, employing 351,000. In terms of employment numbers, the service sector is the most important in all the regions. However, 27.4% of all the employees in the Portland region were in the service industry, whereas only 19.0% in the Eastern region were in this sector.

Retail trade is the second most important sector employing 287,000 persons in Oregon. Nearly half of them were in the Portland region. However, the Portland region has the lowest percentage of employees in the retail trade sector accounting for 17.3% of the total employment in the region. With 24.6% of the employees engaged in retail trade sector in the Coast region, this region leads in the state.

Manufacturing is the third largest employment sector in Oregon providing work for 246,000 persons. The percentage of workers in the manufacturing sector ranged from 13.3% in the Coast region to 17.2% in the


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Willamette Valley. However nearly 53.0% of all persons employed in the manufacturing sector were in the Portland region.

The agriculture sector employed the fewest number of workers in the state. Of the 1.5 million employees in the state, only 46,000 were in agriculture. Although the Portland metropolitan region had the largest number of agricultural workers in the state, these workers accounted for only 2.0% of the total employed in the region. The importance of the agriculture sector in the Eastern region can be highlighted by the fact that 7.6% of the total employees in the region were in this sector.

Population Characteristics

Racial Composition: The racial and ethnic composition of Oregon's population is becoming increasingly diverse. The fast growing minority populations are changing the demographic portrait of the state. Between 1990 and 1999, the African-American population in the state increased by 30.7%, the Asian population by 54.0% and the Hispanic population by 86.6%. Comparatively, the White population increased by 14.8% and the American Indian by 11.7%.

It must be noted, however, that the high growth rates are based on smaller population numbers. Despite the fast growth of some minority populations, Oregon's population is still overwhelmingly White. Of the 3.3 million people in Oregon in 1999, only a fraction are within minority racial and ethnic groups. There are only 213,000 Hispanics, 110,000 Asians, 62,000 African-Americans, and 46,000 American Indian. In terms of percentage composition, Oregon's population in 1999 was 93.4% White, 1.9% African-American, 1.4% American Indian, and 3.3% Asian and Pacific Islander. Persons of Hispanic origin accounted for 6.4% making it the largest minority group. Although persons of Hispanic origin can be of any race, over 90.0% of them belong to the White racial category.

The Portland region was most racially diverse with only 90.7% of White population. The Southern region was least diverse with 97.2% White population. The Willamette Valley, Central, and Eastern regions had a higher percentage of Hispanics in their populations largely due to the importance of the agricultural sector in their economies. The Hispanic population in the Eastern region was 12.7%, the highest on a regional basis.

Age Structure: In 1999, Oregon's population was composed of 830,000 children, 441,000 elderly, and 2,030,115 adults. Statewide 13.4% of the population were 65 years and older. One-in-four persons were children under the age of 18. The resulting dependency ratio, defined as the ratio of children and elderly populations to the working-age population, was 63%. This means that for every 100 working-age adults there were 63 children and elderly.

On a regional basis, the proportion of children in the population ranged from a low of 22.6% in the Coastal region to a high of 27.8% in the Eastern region. The number and percentage of 0-17 age population has a direct impact on the demand for preschool and Kindergarten through 12th grade education. Due to the concentration of large working-age adults, the Portland region had the lowest percentage of elderly population (one-in-nine persons). The retirement haven of the Coastal region had the highest percentage of elderly in its population. In that region, one-in-five persons were 65 and older.

Different combinations of children and elderly populations have resulted in high dependency ratios in the Coast, Southern, and Eastern regions. A very low percentage of elderly population in the Portland region has yielded a low dependency ratio.

Education Attainment: The education level of Oregonians has been improving due to aging of the population along with net in-migration. The younger generation tends to have a higher level of education attainment than the older generation. At the same time, in-migration has appeared to enhance the overall education level since those moving in are likely to be highly educated. Overall, nearly 91.0% of the 25 years and older population had at least a high school diploma or GED - an historic high. Nearly 29.0% had at least a bachelor's degree. Due to the concentration of a highly educated workforce, the Portland region has the distinction of the highest percentage of population with at least a bachelor's degree (34.6%) and with at least a high school diploma (91.8%). The lowest education attainment level among the population was found in the Eastern region with only 16.4% having a bachelor's degree or higher and 86.4% high school graduates.


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Homeownership: In 1998, Oregon's homeownership rate was 68.3%. Both consumers'
economic status and home affordability are important determinants of the all American dream of owning a home. With the high cost of owning a home and a large newly-arrived resident population, the Willamette Valley and Portland regions had the lowest homeownership rates in the state.

Native born: Oregon is settled, for the most part, by people who were born elsewhere. Oregon-born people are in the minority. Only 45.3% of the population were born in Oregon. The highest percentage of native-born population is found in the least mobile Eastern region (50.4%) and lowest in the Southern region (37.9%) due to its proximity to California.

Health insurance: Oregon has made a great improvement in providing health insurance to its residents since the introduction of Oregon Health Plan. In 1998, 11.0% of all residents lacked health insurance. The lowest percentage of uninsured was found in the Portland region (9.2%) and the highest was found in the Coast region (15.7%). The difference could be due to different unemployment rates and access to information and government services. The state has done a better job in providing health insurance to its children. The percentage of uninsured children is generally lower than that of the overall population. Statewide, 9.5% of children lacked health insurance. This percentage ranged from a low of 6.5% in the Portland region to a high of 13.4% in the Coast region.

Summary of Recent Economic Trends and Economic Forecast. The third quarter initial estimate of job growth was barely positive at a 0.1% annual rate. This continues the rather flat job growth picture from the second quarter, which saw negative growth of 0.2% at an annual rate.

On a year over year (Y/Y) basis, job growth in the third quarter was at 1.2%. This slowing growth rate reflects offsetting job growth across sectors of the economy. While high tech jobs are on the upswing, other parts of manufacturing are softening. Notably, lumber and wood and transportation have been impacted by the rise in both interest rates and gasoline prices. Non-manufacturing jobs have been flat overall. Within non-manufacturing, the decline in public sector jobs cancelled out any growth in the private sector. The largest decline in public sector jobs came from the layoff of Census 2000 workers.

The most recent Blue Chip Job Growth rankings place Oregon 35th in the nation for Y/Y job growth. Between August 1999 and August 2000, jobs increased by 18,500, or 1.2%. A year ago, Oregon ranked 39th. California and Nevada are still growing strong, ranked 5th and 2nd, respectively. Idaho's job growth placed the state at the 4th fastest for the period. Washington's job growth was 2.1%, ranking 13th among the 50 states. The forecast of the Office of Economic Analysis ("OEA") of the Oregon Department of Administrative Services for third quarter annualized job growth was 2.1%, considerably higher than the reported 0.1%. Job growth was weak across both manufacturing and non-manufacturing sectors. Unless noted otherwise, all percentage rates discussed below reflect annualized rates of change for the third quarter of 2000.

Manufacturing employment declined by 900 jobs, a 1.4% drop from the second quarter. The Y/Y growth is still positive at 0.7%. Non-manufacturing employment added 1,100 jobs for a 0.3% increase from the second quarter. This sector's job Y/Y grow is up 1.3%.

Electrical machinery, which includes semiconductors, was the strong sector in manufacturing. Employment increased by 1,400 jobs for a 15.4% growth rate.

Instruments and related products also surged ahead with a 4.9% growth. High technology jobs, still recovering from their recent slump, have added 1,300 jobs since the third quarter of 1999.

Transportation equipment, which experienced rapid growth in 1998 and 1999, declined by 12.9%. Lumber and wood products once again faced declining commodity prices, now coupled with higher mortgage rates. This sector lost 1,800 jobs for a 13.9% decline.


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Non-durable manufacturing jobs rose by 2.0%. Food and kindred jobs increased by
10.8% for the quarter. This sector has been very volatile with an amazing 22.4% growth in the first quarter of 2000 followed by a decline of 12.6% in the second quarter. Industry restructuring and seasonal factors continue to push around the quarterly numbers. Food and kindred is up 400 jobs from the second quarter of 1999.

Non-manufacturing employment narrowly posted positive growth - at just 0.3%. A major contributor to this low growth was the end of Census 2000 employment by the Federal Government. Laid-off census workers lowered federal government sector jobs by 20.3%. Construction was quite strong with growth of 16.9%. Trade was marginally negative while the service sector was marginally positive. The transportation, communications and utilities sectors' performance was mixed. Transportation declined 3.4% while communication and utilities increased by 4.8%. Finance, real estate, and insurance bounced back from the second quarter to increase by 2.3%. Local government job growth was essentially flat and state government employment declined by 480 jobs or 1.5%.

Short-Term Outlook - Overview. OEA forecasts the Oregon economy to finish 2000 with annual job growth of 1.5%. This will be the third year in a row that Oregon job growth will be below that of the U.S. Oregon should once again grow faster than the nation with job growth of 1.4% in 2001 and 2.1% in 2002. Compared to the rapid expansion of the mid-1990s, growth rates are much milder.

Manufacturing will stay relatively flat through 2002. Although Asian economies are slowly recovering, higher interest rates and energy prices are cooling growth. Manufacturing is forecast to grow 0.6% in 2001 and 0.2% in 2002.

High technology jobs are projected to grow 1.0% in 2000. However, the industry has started to add more jobs in the second quarter of 2000. Jobs will increase 3.8% in 2001. High technology employment should fully reach pre-Asian crisis employment levels by mid to late 2001. Growth is projected to be 2.6% in 2002.

Lumber and wood products will close out 2000 with a loss of 1,100 jobs. The secular decline in this industry is expected to continue with 2.2% job loss in 2001 and a 0.2% job loss in 2002.

Transportation equipment has slowed from the fast pace of the last two years, finishing 2000 with job growth of 5.6%. This sector should continue to slow and decline by 2.3% in 2001 and 1.0% in 2002. Non-durable manufacturing will decline by 1.1% in 2000 and marginally decline through 2001 and 2002.

Food and kindred will post mildly positive growth through this period. Paper and allied products will continue their decline, while printing and publishing will also experience mild slowing.

Construction is forecasted to grow 4.4% in 2000. The next two years should see milder growth of 1.8% and 1.1%.

Trade sector job growth slowed to 0.9% in 2000. Growth will pick up to 1.7% in 2001, followed by 2.7% in 2002. Finance, real estate and insurance will decline by 0.2% in 2000 before rebounding up to 1.3% in 2001 and 1.4% in 2002.

For all of 2000, service sector employment will increase by 2.3%. Growth has slowed in recent months. As a result, growth in 2001 will fall to 1.8%. Job growth should pick up again to 3.1% in 2002.

Oregon's population will increase 1.1% in 2000, slowing from the 1.6% growth in 1998. Population growth will remain at 1.1% in 2001 and 2002.

Forecast Changes. In general, OEA's December 2000 Oregon economic forecast reflects higher personal income and lower employment compared to the September 2000 forecast. This anomaly is due to an upward revision in Oregon personal income by the Bureau of Economic Analysis (BEA), and slower than expected second and third quarter job growth.


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In October 2000, the BEA released revised state income data. The personal income revision added around $250 million to the first quarter and $850 million to the second quarter of 2000.

This level change carries through the later years. At the same time, DRI has raised the national income forecast throughout the horizon. This explains higher nominal personal income forecast.

The forecast for total nonfarm jobs has been lowered 0.2% for 2000 and 0.5% for 2001. This is the result of the general slowdown across most industrial sectors in Oregon during the second and third quarters of 2000. Manufacturing is not expected to be as strong, with only the high technology sector regaining strength.

The forecast for non-manufacturing has been lowered 0.2% for 2000 and 0.5% for 2001. There is no change for 2002 in this sector. The lowering of growth in the non-manufacturing sector is also related to lower projection of population growth.

The high technology forecast increased 0.4% for 2000 to reflect the initial stages of recovery already under way in this sector. Strong demand in the semiconductor industry raises the forecast for high technology by 1.8% in 2001 and 3.2% in 2002.

The lumber and wood products forecast for 2000 has been lowered by 1.7%. The lower forecasts for 2000 and 2001 reflect the declining trend in this sector.

The forecast of non-durable manufacturing employment is marginally lower for 2000 and 2001. The consolidations in this sector have worked themselves out, causing a level adjustment across the later years.

Construction is forecast higher by 2.4% in 2000, reflecting the resiliency of construction activities during the year. Driven by the resurgence of the high technology sector and strong commercial markets, the construction forecast is raised by 3.7% in 2001 and 4.0% in 2002.

Services are revised down. Weak employment growth figures in the second and third quarters, coupled with lower manufacturing growth, are the main reasons.

Overall, the changes to the forecast for the next three years are quite small, with the largest change occurring in 2001.

Personal Income Components. Personal income is forecast to grow by 7.3% in 2000, followed by 6.0% in 2001 and 6.2% in 2002. Wage and salary income will finish 2000 with growth of 7.9%. Wage and salary income growth will slow to 6.1% in 2001 and 2002. The large increase for 2000 results from BEA revisions that lowered the 1999 numbers and raised estimates for the first and second quarters of 2000.

Non-farm proprietor's income will grow 7.2% in 2000. Growth in this income component will slow to 4.8% in 2001 and 6.6% in 2002.

Per capita income in Oregon will be 95.8% of the U.S. average in 2000. This ratio will rise to 95.9%, as Oregon starts to grow slightly faster than the U.S. in 2001. It will continue to gradually increase through 2007.

Goods-Producing Sectors. The lumber and woods product sector has felt the impact from rising interest rates. The past few months have seen some relief as 30 year fixed mortgage rates dipped below 8.0%. With inventories low and a slight uptick in demand, lumber prices started to rise. The Random Lengths Composite Price (Random Lengths Publications, September 2000) for lumber rose from $287 per thousand feet to $291 per thousand feet. This small increase is not much relief given that prices averaged $388 in September 1999. This industry continues to face stiff competition from Canada and other overseas suppliers. The Hanel Lumber Co. mill in Hood River Valley closed in the fourth quarter of 2000. This was another in a long line of mill closures. Low harvests and a softening U.S. economy will plague the lumber and wood sector.


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The high technology sector has recently announced major expansions, especially among semiconductors. Dramatic drops in their stock prices did not meet their optimistic outlook. Intel stock price dropped more than 50%, before recovering to about a 38% drop on October 27. Reports of possible slowing of personal computer and cell phone demand soured the markets appetite for the high technology stocks. The semiconductor book-to-bill ratio (a 3-month moving average of orders-to-shipments ratio) for September was 1.16%, down from August's ratio of 1.23%. Orders are still 88% higher than a year ago. Supply is catching up with demand alleviating near term capacity constraints. The industry is very optimistic for growth, but the markets are taking a more cautious look. The rest of this year and next may be softer than expected, but the possibility of a true slump for this sector appears remote. The long-term growth prospects still look very promising. By the end of 2001 or early 2002, Sumitomo Electric Industries, Ltd., a Japanese electronics giant, plans to begin building its first U.S. high-tech electronics plant in Hillsboro. The congressional approval for high-tech visas should help alleviate skilled worker shortages for this industry.

The transportation equipment sector has double trouble - higher interest rates and rising fuel costs. Companies from Country Coach to Freightliner have announced layoffs. Coachman will close its southern Oregon manufacturing plant, putting 80 of its employees out of work. This sector has seen job declines in both the second and third quarters. Employment will recover when interest rates and fuel cost decline. As the economy picks up again in late 2001, this sector will stabilize.

The food-processing sector continues to experience unstable growth. First quarter job gains were up 24.9% followed by job declines of 12.6% in the second quarter to only swing back to job gains of 10.8% in the third quarter. These job numbers are seasonally adjusted, so the volatility may come from shifting seasonal effects or reconfigurations in this industry.

Paper products, along with printing and publishing, are expected to follow U.S. trends remaining in a slow, secular decline.

The Federal Deposit Insurance Corporation ("FDIC") compiles a list of metropolitan areas that are at risk of overbuilding commercial properties. Portland has been on this list for 2000. Looking at the construction job gains, no one seems to be taking notice. The higher interest rates have hurt the residential building, but commercial building is doing nicely with demand from high technology, office buildings, and public works. Coming into 2001, construction activity should slow down. But enough demand appears to exist to prevent any serious slump for the construction sector.

Service-Producing Sectors. Transportation, communication, and utilities should see employment growth of 1.8% in 2001, followed by 2.2% in 2002. The dropping of direct Japan flights by Delta Airlines will hurt passenger travel through Portland International (still fly to Canada). Although this link to Asia will be lost, Portland International is still a major port for cargo flights to the Pacific Rim. High diesel prices have impacted trucking companies. Call centers continue to open around the state with the latest facility planned to open in Coos Bay. The 800 Support center is expected to employ 500 by the end of 2001.

Jobs in the trade sector have been relatively weak in 2000. Job growth is expected to improve to 1.7% in 2001 and 2.7% in 2002. Consumer spending is forecast to slow the rest of this year and most of 2001.

Rising mortgage and other interest rates slowed the finance, insurance, and real estate sector. Jobs declined from the second quarter of 1999 to the second quarter of 2000. The recent drop of mortgage rates below 8.0% provided a mild boost to this sector in the third quarter. Job growth should remain subdued through 2001 and then improve in 2002 as the rest of the economy grows stronger.

The service sector is still suffering a hangover from the Asian financial crisis. As high technology picks up along with mild growth of population, this sector will also moderately improve. Jobs in the sector will increase by 1.8% in 2001 and 3.1% in 2002.

Most of the federal government Census workers have been laid off. Local government will temporarily boost employment for the fourth quarter election period. Total government employment growth is projected at 1.6%


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for 2000, 1.1% for 2001, and 1.9% for 2002.

Forecast Risks. World market growth appears to be underway with some question remaining for the Japanese economy. The Federal Reserve is attempting a soft landing for the U.S. economy. Stock markets have been battered since April. Energy prices have risen dramatically. The major risks now facing the Oregon economy are: (i) a sharp and major stock market correction - this would slow the main driving force in the economic expansion - consumer spending; (ii) further increases in inflation - the inflationary environment may cause the Federal Reserve to tighten to the point of recession; (iii) state initiatives - the passage of various state initiatives could impact the state's economy; (iv) the "current law" forecast will be modified as the economic effects become clearer; and (v) rising energy prices force businesses to slow production and lay off workers - questions surround the speed and benefits from energy deregulation.

Extended Outlook. The Oregon economy grew slower than the U.S. economy in 1998 and 1999, the first time since 1985. OEA forecasts the Oregon economy will again grow slower than the U.S. economy in 2000. However, between 2001 and 2007, the U.S. economy is expected to slow more than the Oregon economy. The employment growth in Oregon will be much slower than the mid-1990s.

The slower economic growth of 1998 and 1999 also slowed the growth of Oregon per capita income and average wage. The devastating 1980-82 recession slowed the growth of incomes and wages until 1986. As the Oregon economy became more industrially diversified, per capita income and wages grew faster than the nation as a whole. Even though the Oregon economy is projected to grow faster than the nation in 2001, per capita income and average wages are still below the national average. Although the recent period of prosperity has raised these two measures, they have yet to reach their previous peaks of 1978.

The key factors that will fuel the state's long term growth are:

o Recovery in the semiconductor industry: Increasing demand for computers and communications equipment and an increase in orders has eliminated the excess capacity in the industry. The needs of the Internet are fueling greater demand. The strength in the industry will allow previously announced investment plans by major companies to be carried out in the 2001-2005 period.

o Export growth and rising commodity prices: Global recovery of economies will increase demand for Oregon finished goods and commodities. Rising commodity prices will benefit agricultural and timber producers in the state.

o Continued strength in domestic markets: Continued economic growth in California and other major domestic markets will fuel demand for Oregon products.

o Business Costs Advantages: The Oregon economy will benefit from an abundant and relatively inexpensive supply of water and electricity. If recent price hike proposals for electricity and natural gas surpass those for other parts of the country, Oregon could lose this cost advantage. Labor costs that reflect the worth of labor - an educated work force that contributes to productivity - will also benefit Oregon.

o Environmental Issues. Salmon protection measures, Portland Super Fund, and other issues could change the economic landscape.

o Affordable Housing: If housing costs rise in Oregon faster than the national rate, companies will face increased difficulties recruiting workers. Recently, California and Washington have experienced rising housing costs compared to Oregon. If Oregon can maintain a relative cost advantage in housing, this factor will be attractive for firm location.

o Quality of life: Oregon will continue to attract financially secure retirees. Companies that place a high premium on quality of life will desire to locate in Oregon.


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REVENUE FORECAST

1999-2001 General Fund Revenue. The Office of Economic Analysis now projects General Fund revenue of $10,234.5 million for the 1999-2001 biennium. This is an increase of $5.4 million above the September forecast. Forecasted revenue now exceeds the Close of Session (COS) forecast by $323.2 million. The projected ending balance equals $461.1 million.

OEA expects total 1999-2001 personal income tax collections to be slightly higher than anticipated in September. Collections in the first quarter of FY 2001 were $25.6 million greater than expected - or 2.8% above the September forecast. Higher than expected withholding receipts accounted almost exclusively for the increase.
The forecast of revenues for the remainder of the biennium decreased slightly consistent with anticipated economic conditions. Overall, personal income tax revenues for the biennium are expected to be just $15.7 million greater than previously forecasted. OEA now expects personal income tax collections for 1999-01 to be $281.0 million above the COS forecast.

The biennial forecast of corporate income tax revenues also decreased slightly from September. First fiscal quarter actual collections were $2.7 million less than anticipated. The forecast itself is also down consistent with economic projections. In sum, it falls $4.6 million below the September forecast. The December forecast remains $29.9 million above the COS level.

The December forecast for all other general fund revenues decreased slightly. It is now $5.6 million lower than previously anticipated. A decrease in the expected transfer amount related to Medicaid upper billing revenues accounts for most of this decrease. The forecast of cigarette tax revenues increased $2.4 million from September. OEA continues to call for both corporate and personal kickers, as both categories are expected to exceed the 1999-COS forecast by more than 2.0%. The forecast of all non-corporate General Fund revenues exceeds the COS by $293.3 million, or 3.2% over the biennium. A surplus personal kicker refund is projected to be paid out in late 2001 on tax year 2000 personal income tax liability.

The forecast of corporate income tax revenue for 1999-2001 is now 3.7%, or $29.9 million, above the COS forecast. Consequently, a surplus corporate kicker credit is forecast for the 2001 tax year.

2001-03 General Fund Revenue. General Fund revenues are projected to total $11,017.4 million for the 2001-03 biennium. This is an increase of 7.7% over the 1999-2001 biennium. Personal income tax revenues will total $9,402.4 million, 8.0% above 1999-2001. Corporate income tax revenues will be 10.9% higher, totaling $918.8 million for the biennium. Other General Fund revenue sources are expected to decrease 1.1% to $696.2 million.

OEA projects total General Fund resources for the biennium at $11,478.5 million, an increase of $55.6 million from the September forecast. This includes an expected beginning balance of $461.1 million.

Extended Revenue Outlook. The forecast of General Fund revenues for 2003-05 totals $12,747.0 million. This is 15.7% above the previous biennium. Personal income tax revenue will total $10,993.5 million. Corporate tax revenue accounts for $1,136.1 million. Other General Fund revenues will be $617.3 million for the biennium.

OEA projects General Fund revenues totaling $14,389.5 million for the 2005-07 biennium. Personal income tax revenues account for $12,503.6 million. The forecast of corporate tax revenues is $1,253.0 million. Other General Fund revenues increase only slightly to $632.9 million.

General Fund Revenue Growth. OEA expects actual collections for 1999-2001 to be 22.9% above the 1997-99 biennium. However, when adjusted for federal pension and kicker refunds, collections increase by just 13.5%. A reverse effect is shown in 2001-03. Actual collections will grow just 7.7%. This results from projected personal and corporate kickers and large federal pension refunds that will reduce collections for the biennium. Adjusting for these refunds shows that growth associated with economic conditions would be 10.0%.

The anticipated 15.7% growth in collections for 2003-05 again reflects this "refund" effect. It appears high because of its relative comparison to the artificially low collections growth in the 2001-03 biennium. Economic


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related growth would be just 11.3%. The 2005-07 biennium currently reflects no distorting influence, as no kicker payments or pension refunds are anticipated at this time.

Tax Law Assumptions. Adjustments are made to the forecast to account for legislative and other actions outside of the revenue forecasting models. These adjustments include expected kicker refunds and credits, as well as federal pension refunds. Estimated impacts related to passage of Ballot Measure 88, discussed below, are also accounted for in this table.

November 2000 General Election. The November 2000 ballot included several measures that, if passed, would have resulted in major impacts to the forecast of General Fund revenues. Voters approved just one of these measures, Ballot Measure 88. The measure changes the amount of federal income taxes that may be deducted on Oregon income tax returns. It raises the maximum deduction allowed from $3,000 to $5,000 effective with the tax year beginning January 1, 2002. This change is estimated to decrease revenue collections by $159.3 million in the 2001-03 biennium, compared to the base forecast. It will reduce collections by $251.7 million in 2003-05 and $282.9 million in 2005-07.

Voters also passed Measure 86 at the November 2000 general election. This measure places the previously statutory two percent surplus kicker language into Oregon's Constitution. The change does not impact the manner in which the surplus kicker is calculated.

Voters were also asked to determine the use of tobacco settlement revenues at the November 2000 general election. Both measures related to these settlement monies failed. OEA does not include this revenue stream in its forecast of general fund revenues.

Lottery Forecast. The December forecast of Lottery revenue remains relatively flat compared to September. OEA now projects resources available for transfer of $623.6 million in 1999-2001. This is an increase of $1.1 million from the prior forecast. As noted previously, the Lottery is retaining gaming revenues above the COS forecast in the Lottery Contingency Fund for the purchase of new video terminals. Total transfers to the Economic Development fund, therefore, will remain at the COS level of $580.4 million for the biennium.

The total of other resources available to the Economic Development Fund remains unchanged. Expected reversions increased by $0.3 million. However, this increase was offset by a $0.3 million decrease in anticipated interest earnings.

The December forecast of Sports Action revenues decreased slightly. Because this revenue stream transfers directly to Higher Education, the corresponding dedicated distribution decreased as well. OEA now projects an ending balance of $5.6 million for 1999-2001. This projected ending balance is $4.5 million above the COS forecast. It is $0.1 million higher than the September projection.

Forecasted Lottery transfers for 2001-03 are $19.3 million higher than the September forecast. This increase is largely because of anticipated Lottery administrative actions allowing additional transfers of $15 million for the biennium. Available resources will total $623.1 million.

Dedicated distributions for Sports Action, county economic development, the Education Endowment Fund, and the Parks and Natural Resource and will total $207.6 million. This leaves $415.5 million available for allocation in the 2001-03 biennium. This amount includes funds dedicated for debt service and gambling addiction allocations.

The forecast of Lottery revenues for 2003-05 and 2001-07 equal $595.6 million and $597.9 million, respectively. Available resources for 2003-05 will total $609.6 million, an increase of $3.6 million from the September forecast. Resource available for 2005-07 are up by $3.8 million. Total available resources for this biennium will be $611.9 million.


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LITIGATION

The following summary of litigation relates to matters as to which the State of Oregon is a party and as to which the State of Oregon has indicated that the individual claims against the State exceed $5 million. Other litigation may exist with respect to individual municipal issuers as to which the State of Oregon is not a party, but which, if decided adversely, could have a materially adverse effect on the financial condition of the individual municipal issuer.

Taxation of Federal Retiree Pension Benefits. On June 18, 1998, in Vogl v. Dept. of Rev., 327 Or 193 (1998), the Oregon Supreme Court decided several cases on appeals from cases filed in the Tax Court and Multnomah County Circuit Court. The federal retiree plaintiffs in those consolidated cases claimed that the benefits paid to State retirees under Oregon laws 1995, Chapter 569, were, in effect, tax rebates and discriminatory in violation of the U.S. Supreme Court's ruling in Davis v. Michigan Dept. of Treasury under principles of intergovernmental tax immunity.

In Vogl, the Oregon Supreme Court held that Oregon Laws 1995, Chapter 569, provides a benefit increase to PERS retirees that "generally replicates the effect of a tax rebate" and that, under principles of intergovernmental tax immunity, the federal retirees are entitled to an equivalent tax benefit. The Vogl court expressly declined to overrule its earlier decision in Ragsdale v. Dept. of Rev., 321 Or 216, cert denied, 516 US 1011 (1995) (Ragsdale II), which denied a federal retiree's tax refund claim based on payment of benefits to PERS recipients, pursuant to Oregon Laws 1991, Chapter 796. The court distinguished the 1991 and 1995 benefit payments, concluding that the 1991 benefits were less closely connected with the tax paid by the State retirees than were the 1995 benefits.

The Oregon Department of Revenue estimates that the amount of General Fund tax money to be paid eventually to federal retirees pursuant to the court's decision in Vogl, as reported to the State Economist in October 1998, could be as much as $410 million. As of November 29, 1999, approximately $228 million of that amount had been paid.

Bibeau v. Pacific NW Research. This is a federal court class action suit that has been brought on behalf of inmates and their families for injuries the inmates sustained in radiation experiments to which the inmates were subjected in the 1960s and 1970s. The former head of the medical services for the Oregon State Police is named as one of the defendants in the suit. The plaintiffs seek $250 million in damages. Although it is unlikely that they will recover the full amount sought, it is too early to provide an accurate measure of the damages which plaintiffs may reasonably recover at this stage of the case.

The State has tendered its defense to the insurance company that provided coverage to the State in the relevant time frame. Defenses based on statutes of limitation and ultimate repose were asserted on behalf of the State. The court granted the State's motion for summary judgment and dismissed the case based on the statute of limitations. The plaintiffs have appealed the trial court's decision to the Ninth Circuit Court of Appeals.

On August 19, 1999, the Ninth Circuit Court of Appeals ruled that the trial court erred in granting summary judgment based on the statute of limitations. It also ruled that the plaintiffs' federal law claims against the State could not stand because the State was shielded by the doctrine of qualified immunity. Consequently, the trial court must hear on remand the plaintiffs' federal and state law calaims against the private defendants as well as the plaintiffs' state law claims against the State. However, the State expects the trial court to dismiss the plaintiffs' state law claims against the State.

Bibeau II. The same plaintiffs as in Bibeau v. Pacific NW Research (see above) have filed a second case, this time in Multnomah County Circuit Court. These former inmates seek to enforce a 1987 statute that they assert entitles them to medical care at State expense. A preliminary estimate put the potential State liability at between $1 million and $5 million. The State filed a motion to dismiss the case but it was denied in part. Plaintiffs filed an amended complaint seeking $100,000 per claim per plaintiff. The plaintiffs were initially denied class status for their damage claim.


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The plaintiffs' counsel has filed an unopposed motion for approval of a class action settlement and for authorization to publish notice to the class, along with a related settlement agreement and other related attachments. This motion is pending. If granted, this motion should settle this litigation.

Plaintiffs' counsel asserts that there are presently approximately 20 claimants who will seek damages. If the plaintiffs are granted injunctive relief, the State will be required to provide additional medical care through the Department of Corrections medical budget. It is impossible at this time to estimate as to how much the medical budget would be required to increase to provide additional care.

Kinross Copper Corp. v. State. An inverse condemnation case has been filed against the State, which involves the denial of a permit, by the State's Environmental Quality Commission ("EQC"). The Kinross Copper Corporation acquired land for the purpose of mining copper. As part of the minimum operations, the company intended to dig a huge pit for which a wastewater discharge permit is required. The EQC denied the company's request for a permit based upon an administrative rule that prohibits the issuance of a waste water discharge permit in the area where the copper mine would be located because of the area's proximity to a river that supplies drinking water for the City of Salem, Oregon and other communities. The company alleges a "taking" by the State of the company's property and damages of $32 million as the amount of money it would have earned if the company had been granted a permit and allowed to operate a mine. The State asserts that because the administrative rule prohibiting the issuance of a permit in the relevant area was in effect at the time the company purchased the property, there can be no "taking." The trial court ruled in favor of the State's motion for summary judgment. The Oregon Court of Appeals affirmed the trial court's ruling. On October 13, 1999, in response to the plaintiff's petition for reconsideration, the Oregon Court of Appeals ruled that the plaintiff's argument on reconsideration must be rejected because it was not raised in the initial appeal. The plaintiff has filed a petition for review of the appellate court's decision with the Oregon Supreme Court. The court has not indicated whether it will accept or deny review.

Young v. State of Oregon. An inverse condemnation case has been filed against the State on behalf of State managerial employees for unpaid overtime or compensation time. Plaintiffs' claims are based on a legislative change that occurred in the 1995 Oregon legislative session. The Legislative Assembly amended the statutes relating to the payment of overtime or allowing compensation time to require that all persons who work over 40 hours per week receive overtime or compensation time. There were a number of exceptions to this requirement drafted for professionals. However, the State managerial employees were not included in the express statutory exceptions. The Legislative Assembly enacted an exception that would cover State employees in its 1997 session. Therefore, liability may only be imposed for the period between 1995 and 1997.

The Circuit Court for Marion County ruled in favor of the State on its motion for summary judgment based on legal rather than factual issues. The plaintiffs appealed the ruling to the Oregon Court of Appeals. The Court of Appeals reversed the decision by the Marion County Circuit Court, and remanded the case for entry of judgment for plaintiffs. The State appealed the decision to the Oregon Supreme Court. The Supreme Court denied review of the Court of Appeals decision. The State filed a request for reconsideration with the Supreme Court, but the State's motion was denied. The size of the class and amount of damages will be determined in the trial court.

The State preliminarily estimates its liability to be between $35 million and $200 million. The State continues to assess its potential liability in this case. Presently, there is no firm estimate of liability or of the size of the class. The number of eligible employees has been estimated to be between 8,000 and 14,000. For most employees eligible to participate in the class there are no records as to the amount of hours they may have worked in excess of 40 hours in a week. The final amount of liability will depend on various factors, including the number of eligible employees who file claims, the amount of those claims, and the remedy fashioned by a court or through negotiated settlement. The remedy provided to employees may also include an option to be given compensation time rather than a monetary award, which would reduce the amount of monetary damages paid by the State. Because of the complexity of these issues, the State anticipates that, if the case is not negotiated and settled by the parties, it will take at least a year for the remaining issues to be decided by the trial court.

Goudy, et al. V. State of Oregon, et al. Over 735 plaintiffs have filed suit in federal district court seeking damages against the State and the Oregon Department of Corrections,


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based on the Department of Corrections' operation of a dry-cleaning plant on the grounds of the Oregon State Penitentiary during certain periods between 1950 and 1996. During the operation of the plant, the state is alleged to have spilled or disposed of dry-cleaning chemicals, including tetrachlorethylene, trichloroethylene, vinyl chloride and other toxic substances, on the grounds of the state prison, thus contaminating the water in wells serving the State Penitentiary and the air and ground water within a one-mile radius of the prison.

Attorneys for the State filed motions to dismiss the federal claims. The judge dismissed two of the claims with prejudice but allowed the plaintiffs 30 days to re-plead the others. The plaintiffs' amended complaint was dismissed, with plaintiffs allowed to file a further amended complaint. This further amended complaint is the subject of a motion to dismiss. This motion is pending.

The plaintiffs seek certification as a class, and over $1 million per plaintiff in damages. Although it is unlikely that they will recover the full amount sought, at this state of the case it is too early to provide an accurate measure of the damages the plaintiffs might reasonably recover.

Pro Se Cases. There are also several pro se cases on the docket in which plaintiffs representing themselves are suing the State for many millions of dollars. The possibility of having to pay anything in any of these cases is negligible

Risk Factors Affecting the South Carolina Fund

The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State of South Carolina or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on real property and certain personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose, which is also a corporate purpose of the applicable political subdivision.


Under Article III, Section 36 of the South Carolina Constitution, requires the establishment of a General Reserve Fund for the purpose of covering operating deficits of State government and a separate and distinct Capital Reserve Fund for the purpose of providing capital improvements or for retiring State bonds previously issued. Amounts in the Capital Reserve Fund may, as hereinafter described, be used to fund a year end deficit. The General Reserve Fund is required to be funded in an amount equal to three percent (3%) of the general fund revenue of the latest completed Fiscal Year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operation deficits. The General Assembly is required to provide for the orderly restoration of funds withdrawn from the General Reserve Fund. The Constitutional provisions with respect to the General Reserve Fund require that the General Assembly provide for a procedure to survey the progress of the collection of revenue and the expenditure of funds and require the General Assembly to authorize and direct reduction of appropriations as may be necessary to prevent a deficit. Such provisions require that, should a year-end operating deficit occur, so much of the General Reserve Fund as may be necessary must be used to cover the deficit. The amounts so used must be restored to the General Reserve Fund within three Fiscal Years until the three percent (3%) requirement is again reached.

The Capital Reserve Fund is required to be funded in an amount equal to two percent (2%) of the prior Fiscal Year's general fund revenues. The Constitution requires that the General Assembly provide that, if revenue forecasts before April 1 project that revenues for the current Fiscal Year will be less than expenditures authorized by appropriation for that Fiscal Year, the current Fiscal Year's appropriation to the Capital Reserve Fund shall be reduced to the extent necessary before any reduction is made in operating appropriations. If it is determined that the Fiscal Year has ended with an operating deficit, the Constitution requires that funds in the Capital Reserve Fund shall be applied, to the extent necessary, to the Fiscal Year's end operating deficit before withdrawing moneys from the General Reserve Fund for such purpose.

Fiscal responsibility in the State lies with the Budget and Control Board. The Governor is required to submit an Executive Budget to the General Assembly within five (5) days after the beginning of each regular session. Such budget is required to conform to the funding requirements contained in Article III,
Section 36 of the Constitution.


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Regular sessions of the General Assembly begin on the second Tuesday of January in each year. In order to enable the Governor to present his budget to the General Assembly at the time required, the Governor is required, by law, to complete a survey of all departments, bureaus, divisions, offices, boards, commissions, institutions, and other agencies to obtain information upon which to base his budget recommendations no later than November 1 of each year. In this connection, each of several State departments, bureaus, divisions, offices, boards, commissions, institutions, and other agencies receiving or requesting financial aid from the State are required to report to the Governor in itemized form, no later than November 1, of each year, the amount needed or requested in the succeeding Fiscal Year. In addition, on or before November 1 of each year the State Comptroller General is required to furnish to the Governor detailed statements as to appropriations and expenditures for certain prior Fiscal Years and appropriation years. The State Comptroller General is also required to furnish to the Governor on or before December 1 of each year an estimate of the financial needs of the State itemized in accordance with the budget classifications adopted by the Budget and Control Board.

For the purpose of providing projections and forecasts of revenues and expenditures and advising the Budget and Control Board on economic trends, the General Assembly established the Board of Economic Advisors. In particular with respect to the Constitutional requirement of monitoring revenues, statutory provisions require that the Board of Economic Advisors provide to the Budget and Control Board quarterly estimates of State revenues. If at the end of the first or second quarter of any Fiscal Year quarterly revenue collections are four percent (4%) or more below the amount projected for such quarter by the Board of Economic Advisors, the State Board is required, within fifteen days of such determination, to take action to avoid a Fiscal Year end deficit.

The Board of Economic Advisers reported as of October 31, 2000 that State revenue collections to date were approximately $18 million below schedule to meet the base revenue estimate of $5,316.9 million contained in the State's Fiscal Year 2000-2001 Appropriation Act. On November 9, 2000, the Board of Economic Advisors reduced its base revenue estimate for Fiscal Year 2000-2001 by $96.4 million to $5,220 million. State law requires that the Budget and Control Board take immediate action to avoid year-end deficits if at the end of the first or second quarter of a fiscal year, base revenue collections are four percent or more below the amount projected for such quarter. In reaction to the Board of Economic Advisors' reports, the Budget and Control Board at its November 21, 2000 meeting sequestered the State's Capital Reserve Fund of $98,610,931 as required by the State Constitution and the State's Fiscal Year 2001 Appropriation Act. Sequestration reduces appropriations to the Capital Reserve Fund to the extent necessary to avoid mandatory reductions in operating appropriations. Additional deficit-avoidance measures will be required in the event of further shortfalls in revenues.


Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made. Under Article X of the Constitution of the State of South Carolina, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the South Carolina Constitution provides for withholding by the State Treasurer of any state appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, may be applied to the bonded debt. A statutory enactment provides for prospective application of state appropriations for school district debt, if a failure of timely payment appears likely. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on general obligation bonds or to defray directly the cost of certain improvements.

Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.

The State of South Carolina has not defaulted on its bonded debt since 1879. The State did, however, experience certain budgeting difficulties over several recent fiscal years through June 30, 1993, resulting in mid-year cutbacks in funding of state agencies in those years. The State has had budget surpluses at each fiscal year end since June 30, 1994. Such difficulties have not to date impacted on the State's ability to pay its indebtedness but did result in S&P lowering its rating on South Carolina general obligation bonds from AAA to AA+ on January 29, 1993. S&P restored the AAA rating on South Carolina's general obligation bonds on July 9, 1996. South Carolina's general obligation bonds are rated Aaa by Moody's. Such ratings apply only to the general obligation bonded indebtedness of the State, and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State.


The State maintains five statutorily established pension plans covering teachers and general State employees (SCRS), firemen and police officers (PORS), judges and solicitors (JSRS), members of the General Assembly (GARS), and members of the National Guard (NGRS). The General Assembly is required to appropriate sufficient moneys to maintain the actuarial soundness of the retirement system. As of June 30, 2000, participation in these plans was as follows:

SCRS, 193,213 active, 61,063 retired; PORS, 23,127 active, 5,925 retired; GARS, 219 active, 234 retired; JSRS, 126 active, 112 retired; and NGRS, 9,604 active, 1,801 retired.

The South Carolina Retirement System (the "Retirement System") and the Budget and Control Board are defendants in an action brought by four retired policemen. The plaintiffs in this action, Kennedy v. South Carolina Retirement Systems and South Carolina Budget and Control Board, claim that the amount of State retirement benefits payable to them has been miscalculated and that they are entitled to additional benefits both retroactively and prospectively. The plaintiffs in Kennedy rely on a 1986 Act of the South Carolina General Assembly, which plaintiffs assert changed the treatment of accrued leave in the calculation of retirement benefits. In June, 2000, the South Carolina Supreme Court ruled in favor of the plaintiffs on the issues of statutory interpretation and class certification, and remanded the case to the trial court for further proceedings. The Supreme Court also ruled that an applicable statute of limitations would bar claims as to payments made prior to November, 1992. Thereafter, and prior to any further action in the trial court, the South Carolina Supreme Court agreed to a rehearing in the matter. Oral arguments were presented to the Supreme Court on December 5, 2000.

The State is presently conducting an evaluation of the potential loss posed by Kennedy to determine its impact on the actuarial soundness of SCRS and PORS. This evaluation has not been completed, but a preliminary estimate suggests that the increase in liability for retirement benefits following Kennedy would amount to approximately $2 billion, including approximately $193 million in retroactive benefits. This estimate is subject to change based upon further actuarial analysis, variance in return on investments, and other factors. In the event of a ruling in Kennedy adverse to the Retirement System, it would be necessary for the General Assembly to increase contributions and/or decrease benefits in order to maintain the actuarial soundness of SCRS and PORS. The legal authority of the General Assembly to reduce retirement benefits is presently being challenged in an unrelated matter, Evans v. State of South Carolina, discussed below.

Ward v. State of South Carolina. This case was filed as a class action suit arising from State action taken as result of the decisions in Davis v. Michigan Dep't of Treasury, 489 U.S. 803, 109 S.Ct. 1500, 103 L.Ed.2d 891 (1989).

In Davis, the United States Supreme Court held a state could not tax federal and state retirement income differently. The Court held a state could either extend tax exemption available to retired state employees to retired federal employees or eliminate the exemption for retired state employees.

Following Davis, the General Assembly of South Carolina passed Act No. 189 of 1989 repealed the tax exemption for state retirees held unconstitutional in Davis and substituted a $3,000 exemption available to all other retired persons. A separate section of Act No. 189 increased retirement benefits for persons receiving benefits from the State Retirement System. In 1998, the plaintiff in Ward brought suit against the State, alleging that the provision of additional benefits to State retirees by Act No. 189 of 1989 is unconstitutional under Davis. The plaintiffs in Ward are also seeking an injunction against future taxation of Federal retirement benefits and damages in the form of repayment of taxes paid in prior years.

In November, 2000, the South Carolina Supreme Court overturned a trial court ruling that the Ward plaintiffs were required to pursue administrative remedies prior to bringing suit. As a result of that ruling, Ward has been remanded to the trial court for further proceedings. The State is pursuing its defense in Ward vigorously. The probability of a decision in Ward adverse to the State is not presently known. The State's estimated potential exposure in the event of an adverse decision in Ward is $248 million in refunds of previously paid taxes and $22.5 million annually in lost tax revenue going forward.

Evans v. State of South Carolina. This action for breach of contract was brought by a retired State employee to contest the validity of Act No. 189 of 1989, adopted in response to Davis. The plaintiff in Evans asserts that the tax exemption of State retirement income, which existed prior to the adoption of Act No. 189 of 1989, was contractual in nature and not subject to repeal by statute. The trial court has dismissed this action. An appeal of the dismissal will be heard by the South Carolina Supreme Court in January, 2001. The State is pursuing its defense in Evans vigorously. The probability of a decision in Evans adverse to the State is not presently known. The State's estimated potential exposure in the event of an adverse decision in Evans is $275 million in refunds of previously paid taxes and $25 million annually in lost tax revenue going forward.

                                   APPENDIX C


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed US Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.


o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

                                                                File No. 2-86008
                                                                        811-3828

PART C. OTHER INFORMATION

Item 23. Exhibits.

     All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.

(a) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on May 28, 1999.)

(a)(1) Amended and Restated Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(b) Amended and Restated By-Laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(c) Copy of Specimen certificate of Capital Stock for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on January 27, 1998.)

(d) Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Registrant's Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Registrant's Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(e)(3) Sales Agreement between Dealers and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Municipal Fund Series, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed on January 29, 1999.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(h)       Not applicable.

(i) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on May 28, 1999.)

(i)(1) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(j)       *Consent of Independent Auditors.

                                                                File No. 2-86008
                                                                        811-3828

PART C. OTHER INFORMATION (continued)


(j)(1)    *Opinion and Consent of Colorado Counsel.


(j)(2)    *Consent of Georgia Counsel.

(j)(3)    *Opinion and Consent of Louisiana Counsel.

(j)(4)    *Consent of Maryland Counsel.

(j)(5)    *Consent of Massachusetts Counsel.

(j)(6)    *Consent of Michigan Counsel.

(j)(7)    *Opinion and Consent of Minnesota Counsel.

(j)(8)    *Consent of Missouri Counsel.

(j)(9)    *Opinion and Consent of New York Counsel.

(j)(10)   *Consent of Ohio Counsel.

(j)(11)   *Opinion and Consent of Oregon Counsel.

(j)(12)   *Consent of South Carolina Counsel.

(k)       Not applicable.

(l) Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on May 28, 1999.)

(l)(1) Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on May 28, 1999.)

(m)(1) Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(n) Rule 18f-3 Plan. Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on May 28, 1999.)


(p) Code of Ethics. (Incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed on January 27, 2000.)


(Other Exhibits) Powers of Attorney. (Incorporated by reference to Registrant's
          Post-Effective Amendment No. 31 filed on January 27, 1998.)

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article IV of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 30 to the Registration Statement.

                                                                File No. 2-86008
                                                                        811-3828

PART C. OTHER INFORMATION (continued)


          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to twenty associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

          Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15798) on March 31, 2000.


Item 27.  Principal Underwriters.

          (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser are:

          Seligman Capital Fund, Inc.
          Seligman Cash Management Fund, Inc.
          Seligman Common Stock Fund, Inc.
          Seligman Communications and Information Fund, Inc.
          Seligman Frontier Fund, Inc.
          Seligman Growth Fund, Inc.
          Seligman Global Fund Series, Inc.
          Seligman High Income Fund, Inc.
          Seligman Income Fund, Inc.
          Seligman Municipal Series Trust
          Seligman New Jersey Municipal Fund, Inc.
          Seligman Pennsylvania Municipal Fund Series
          Seligman Portfolios, Inc.
          Seligman Time Horizon/Harvester Series, Inc.
          Seligman Value Fund Series, Inc.

                                                                File No. 2-86008
                                                                        811-3828

PART C. OTHER INFORMATION (continued)

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20.


                             Seligman Advisors, Inc.
                             As of December 31, 2000



                 (1)                                       (2)                                         (3)
         Name and Principal                        Positions and Offices                       Positions and Offices
          Business Address                         with Underwriter                            with Registrant
          ----------------                         ----------------                            ---------------
         William C. Morris*                        Director                                    Chairman of the Board and
                                                                                               Chief Executive Officer
         Brian T. Zino*                            Director                                    President and Director
         Ronald T. Schroeder*                      Director                                    None
         William H. Hazen*                         Director                                    None
         Thomas G. Moles*                          Director                                    Vice President
         David F. Stein*                           Director                                    None
         Stephen J. Hodgdon*                       President and Director                      None
         Charles W. Kadlec*                        Chief Investment Strategist                 None
         Thomas G. Rose*                           Senior Vice President, Finance              Vice President
         Edward F. Lynch*                          Senior Vice President, National             None
                                                   Sales Director
         James R. Besher                           Senior Vice President, Business             None
         14000 Margaux Lane                        Development
         Town & Country, MO  63017
         Gerald I. Cetrulo, III                    Senior Vice President, Sales                None
         140 West Parkway
         Pompton Plains, NJ  07444
         Matthew A. Digan*                         Senior Vice President, Domestic             None
                                                   Funds
         Jonathan G. Evans                         Senior Vice President, Sales                None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         T. Wayne Knowles                          Senior Vice President, Divisional           None
         104 Morninghills Court                    Sales Director
         Cary, NC  27511
         Joseph Lam                                Regional                                    None
         Seligman International Inc.               Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         Bradley W. Larson                         Senior Vice President, Sales                None
         367 Bryan Drive
         Alamo, CA  94507
         Michelle L. McCann-Rappa*                 Senior Vice President, Retirement           None
                                                   Plans
         Robert McBride                            Marketing Director, Latin                   None
         Seligman International, Inc.              America
         Sucursal Argentina, Edificio Laminar
         Plaza, Ingeniero Butty No. 240, 4th FL
         C1001ASB Buenos Aires, Argentina
         Scott H. Novak*                           Senior Vice President, Insurance            None
         Ronald W. Pond*                           Senior Vice President, Divisional           None
                                                   Sales Director

                                                                File No. 2-86008
                                                                        811-3828

PART C. OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of December 31, 2000



                 (1)                                       (2)                                         (3)
         Name and Principal                        Positions and Offices                       Positions and Offices
          Business Address                         with Underwriter                            with Registrant
          ----------------                         ----------------                            ---------------
         Jeff Rold                                 Senior Vice President, Divisional           None
         181 East 73rd Street, Apt 20B             Sales Director
         New York, NY  10021
         Richard M. Potocki*                       Director, Sales & Global Financial          None
                                                   Services
         Mr. Michele di Stefano                    Senior Vice President, Regional             None
         Seligman International UK Limited         Director, Europe/Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA
         Bruce M. Tuckey                           Senior Vice President, Sales                None
         41644 Chattman Drive
         Novi, MI  48375
         Andrew S. Veasey                          Senior Vice President, Sales                None
         14 Woodside Drive
         Rumson, NJ  07760
         Charles L. von Breitenbach, II*           Senior Vice President, Managed              None
                                                   Money
         Jeffrey S. Dean*                          Vice President, Business Analysis           None
         Mason S. Flinn                            Senior Vice President, Regional             None
         2130 Fillmore Street                      Retirement Plans Manager
         PMB 280
         San Francisco, CA  94115-2224
         Jody Knapp                                Vice President, Regional Retirement         None
         17011 East Monterey Drive                 Plans Manager
         Fountain Hills, AZ  85268
         David W. Mountford                        Vice President, Regional Retirement         None
         7131 NW 46th Street                       Plans Manager
         Lauderhill, FL  33319
         Jeffery C. Pleet*                         Vice President, Regional Retirement         None
                                                   Plans Manager
         Nicholas Roberts                          Vice President, Senior National             None
         280 Park Avenue South, Apt. 12F           Accounts Manager
         New York, NY  10010
         Helen Simon*                              Vice President, Sales Administration        None
         Gary A. Terpening*                        Vice President, Director of Business        None
                                                   Development
         Justine Tomcheck                          Vice President, Strategic Investment        None
         12 High Street                            Products
         Greenwich, CT  06830

                                                                File No. 2-86008
                                                                        811-3828

PART C. OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of December 31, 2000



                 (1)                                       (2)                                         (3)
         Name and Principal                        Positions and Offices                       Positions and Offices
          Business Address                         with Underwriter                            with Registrant
          ----------------                         ----------------                            ---------------
         John E. Skillman, III                     Vice President, Portfolio                   None
         4520 Brookwood Drive                      Advisory
         Tampa, FL  33629
         Joseph Williams                           Vice President, Portfolio                   None
         6 Westwick Court                          Advisory
         Annapolis, MD  21403
         Bill DeSanto*                             Vice President, Portfolio                   None
                                                   Advisory
         Kevin Casey                               Regional Vice President                     None
         19 Bayview Avenue
         Babylon, NY  11702
         Daniel Chambers                           Regional Vice President                     None
         4618 Lorraine Avenue
         Dallas, TX  75209
         Bradford C. Davis                         Regional Vice President                     None
         241 110th Avenue SE
         Bellevue, WA  98004
         Cathy Des Jardins                         Regional Vice President                     None
         PMB 152
         1705 14th Street
         Boulder, CO  80302
         Kenneth Dougherty                         Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         Kelli A. Wirth Dumser                     Regional Vice President                     None
         7121 Jardiniere Court
         Charlotte, NC  28226
         Edward S. Finocchiaro                     Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Michael C. Forgea                         Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         Carla A. Goehring                         Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         Greg LaVersa                              Regional Vice President                     None
         1200 Springfield Avenue, Unit 4A
         New Providence, NJ  07974
         Michael K. Lewallen                       Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         Judith L. Lyon                            Regional Vice President                     None
         7105 Harbour Landing
         Alpharetta, GA  30005

                                                                File No. 2-86008
                                                                        811-3828

PART C. OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of December 31, 2000



                 (1)                                       (2)                                         (3)
         Name and Principal                        Positions and Offices                       Positions and Offices
          Business Address                         with Underwriter                            with Registrant
          ----------------                         ----------------                            ---------------
         Leslie A. Mudd                            Regional Vice President                     None
         5243 East Calle Redonda
         Phoenix, AZ  85018
         Tim O'Connell                             Regional Vice President                     None
         11908 Acacia Glen Court
         San Diego, CA  92128
         George M. Palmer, Jr.                     Regional Vice President                     None
         1805 Richardson Place
         Tampa, FL  33606
         Thomas Parnell                            Regional Vice President                     None
         1575 Edgecomb Road
         St. Paul, MN  55116
         Craig Prichard                            Regional Vice President                     None
         9207 Cross Oaks Court
         Fairfax Station, VA  22039
         Diane H. Snowden                          Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Edward D. Spaulding                       Regional Vice President                     None
         30 Observatory Pointe Drive
         Wilder, KY  41076
         James Taylor                              Regional Vice President                     None
         290 Bellington Lane
         Creve Coeur, MO  63141
         Steve Wilson                              Regional Vice President                     None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866
         Frank J. Nasta*                           Secretary                                   Secretary
         Aurelia Lacsamana*                        Treasurer                                   None
         Sandra G. Floris*                         Assistant Vice President, Order Desk        None
         Keith Landry*                             Assistant Vice President, Order Desk        None
         Albert A. Pisano*                         Assistant Vice President and                None
                                                   Compliance Officer


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

         (c)  Not Applicable.

                                                                File No. 2-86008
                                                                        811-3828


Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, MO 64105, custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and recordkeeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.


Item 29.  Management Services.  Not Applicable.

Item 30. Undertakings. The Registrant undertakes: (1) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 37 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of January, 2001.



                                         SELIGMAN MUNICIPAL FUND SERIES, INC.



                                         By:  /s/ William C. Morris
                                              -------------------------------
                                              William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 has been signed below by the following persons in the capacities indicated on January 25, 2001.


Signature                                   Title
---------                                   -----

/s/ William C. Morris                       Chairman of the Board (Principal
--------------------------                  Executive Officer) and Director
William C. Morris


/s/Brian T. Zino                            President and Director
-------------------------
Brian T. Zino



/s/ Lawrence P. Vogel                       Treasurer (Principal Financial and
-------------------------                   Accounting Officer)
Lawrence P. Vogel


John R. Galvin, Director         )
Alice S. Ilchman, Director       )
Frank A. McPherson, Director     )
John E. Merow, Director          )          /s/ Brian T. Zino
Betsy S. Michel, Director        )              -------------------------------
James C. Pitney, Director        )              Brian T. Zino, Attorney in Fact
James Q. Riordan, Director       )
Richard R. Schmaltz, Director    )
Robert L. Shafer, Director       )
James N. Whitson, Director       )

                      SELIGMAN MUNICIPAL FUND SERIES, INC.

                     Post-Effective Amendment No. 37 to the

                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX


Form N-1A Item No.                     Description
------------------                     -----------

Item 23(j)                             Consent of Independent Auditors


Item 23(j)(1)                          Opinion and Consent of Colorado Counsel


Item 23(j)(2)                          Consent of Georgia Counsel

Item 23(j)(3)                          Opinion and Consent of Louisiana Counsel

Item 23(j)(4)                          Consent of Maryland Counsel

Item 23(j)(5)                          Consent of Massachusetts Counsel

Item 23(j)(6)                          Consent of Michigan Counsel

Item 23(j)(7)                          Opinion and Consent of Minnesota Counsel

Item 23(j)(8)                          Consent of Missouri Counsel

Item 23(j)(9)                          Opinion and Consent of New York Counsel

Item 23(j)(10)                         Consent of Ohio Counsel

Item 23(j)(11)                         Opinion and Consent of Oregon Counsel

Item 23(j)(12)                         Consent of South Carolina Counsel